1933 Act File No. 33-48907
                                                      1940 Act File No. 811-7047

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        X
                                                            ------

      Pre-Effective Amendment No.         ................

      Post-Effective Amendment No.   24   ................     X
                                   -------                  ------

                                                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           X
                                                                       ------

      Amendment No.    24   ...................................       X
                    --------                                       ------

                              MARSHALL FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notice should be sent to the Agent for Service)

It is proposed that this filing will become effective:

 X__immediately upon filing pursuant to paragraph (b) on ___________, 19__ pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a) (i) on pursuant to paragraph (a) (i)
 _ 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                            Copies to:

Janet Olsen, Esquire
Bell, Boyd & Lloyd
Three First National Plaza
70 West Madison Street, Suite 3300
Chicago, Illinois 60602-4207

The Marshall

Family

of Funds

Investment information

and Prospectus

Class Y Shares

DECEMBER 1998


[GRAPHIC]  Marshall Equity Income Fund

           .....................................................................

[GRAPHIC]  Marshall Large-Cap Growth & Income Fund

           .....................................................................

[GRAPHIC]  Marshall Mid-Cap Value Fund

           .....................................................................

[GRAPHIC]  Marshall Mid-Cap Growth Fund

           .....................................................................

[GRAPHIC]  Marshall Small-Cap Growth Fund

           .....................................................................

[GRAPHIC]  Marshall International Stock Fund

           .....................................................................

[GRAPHIC]  Marshall Money Market Fund

           .....................................................................

[GRAPHIC]  Marshall Short-Term Income Fund

           .....................................................................

[GRAPHIC]  Marshall Intermediate Bond Fund

           .....................................................................

[GRAPHIC]  Marshall Government Income Fund

           .....................................................................

[GRAPHIC]  Marshall Intermediate Tax-Free Fund

           .....................................................................


[LOGO] Marshall Funds(R)


--------------------------------------------------------------------------------
Marshall Equity Funds
--------------------------------------------------------------------------------
Marshall Equity Income Fund               . Invests in common stocks of companies with market capitalization in excess of
                                            $10 billion
                                          . Constructs a portfolio with a dividend at least 1% greater than the average dividend of the S&P 500/1/
          . Attempts to control volatility with strict sell discipline
       . Manager with more than 27 years' investment management experience
--------------------------------------------------------------------------------
Marshall                                  Large-Cap   Growth  &  Income  Fund  .
                                          Invests  in   companies   with  market
                                          capitalization   in   excess   of  $10
                                          billion   .   Seeks   companies   with
                                          improving   earnings   and/or  growing
                                          dividends . Focuses on companies  that
                                          have  a  defined  catalyst  for  price
                                          appreciation  . Manager with more than
                                          19   years'   investment    management
                                          experience
------------------------------------------------------------------------------------------------------------------------------------
Marshall Mid-Cap Value Fund               . Invests in companies with market capitalization similar to those within the S&P
                                            Mid-Cap 400/2/
                                          . Seeks companies that exhibit traditional value characteristics
                                          . Focuses on companies that may have under-appreciated assets or be involved in company turnarounds or corporate restructuring
                                          . Co-managers with more than 18 years' combined investment management experience
------------------------------------------------------------------------------------------------------------------------------------
Marshall Mid-Cap Growth Fund              . Invests in companies with market capitalization similar to those within the S&P
                                            Mid-Cap 400
                                          . Seeks to invest in successful entrepreneurs
                                          . Focuses on companies with high expected growth rates
                                          . Manager with more than 30 years' investment management experience
------------------------------------------------------------------------------------------------------------------------------------
Marshall Small-Cap Growth Fund/ 3/        . Invests in companies with market capitalization similar to those within the
                                            Russell 2000/7/
                                          . Seeks to invest in successful entrepreneurs
                                          . Focuses on companies with high expected growth rates
                                          . Co-managers with more than 30 years' combined investment management experience
------------------------------------------------------------------------------------------------------------------------------------
Marshall International Stock Fund/4/      . Invests in companies outside the U.S.
                                          . Seeks companies selling at a discount to their long-term earnings potential
                                          . Value-oriented investment discipline
                                          . Sub-advised by Templeton Investment Counsel, Inc.

------------------------------------------------------------------------------------------------------------------------------------
Marshall Income Funds
------------------------------------------------------------------------------------------------------------------------------------
Marshall                                  Money  Market  Fund/5/  .  Invests  in
                                          money market  instruments  maturing in
                                          397 days or less .  Seeks to  preserve
                                          value of investment at $1.00 per share
                                          .  Pursues  high  current  yield  from
                                          highest quality short-term  securities
                                          .  Manager   investing  more  than  $5
                                          billion in money market instruments
------------------------------------------------------------------------------------------------------------------------------------
Marshall Short-Term Income Fund           . Invests in short- to intermediate-term investment grade bonds and notes
                                          . Maintains an average dollar-weighted maturity of six months to three years
                                          . Selects portfolio securities using macro-economic, credit and market analysis
                                          . Manager has more than nine years' investment management experience
------------------------------------------------------------------------------------------------------------------------------------
Marshall Intermediate Bond Fund           . Invests in intermediate-term investment grade bonds and notes
                                          . Maintains an average dollar-weighted maturity of three to 10 years
                                          . Selects portfolio securities using macro-economic, credit and market analysis
                                          . Manager has more than nine years' investment management experience
------------------------------------------------------------------------------------------------------------------------------------
Marshall Government Income Fund           . Invests in securities of the U.S. Government and its agencies
                                          . Maintains an average dollar-weighted maturity of four to 12 years
                                          . Uses current and historical interest rate relationships to evaluate market sectors and individual securities
                                          . Investment committee has more than 24 years' combined investment management experience
------------------------------------------------------------------------------------------------------------------------------------
Marshall Intermediate Tax-Free Fund/6/    . Invests in investment grade municipal securities providing income that is exempt from federal income tax
                                          . Maintains an average dollar-weighted maturity of three to 10 years
                                          . Selects portfolio securities by evaluating cyclical trends in interest rates and municipal bond supply factors
                                          . Manager has more than 15 years' investment management experience
------------------------------------------------------------------------------------------------------------------------------------

/1/ The S&P 500 is an unmanaged capitalization weighted index designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

/2/ The S&P 400 Mid Cap Index is an unmanaged capitalization weighted index that measures the performance of the mid-range of the U.S. stock market.

/3/ Small-cap stocks may experience a higher level of volatility than average.

/4/ International investing involves special risk due to factors such as increased volatility, currency fluctuation and differences in auditing and other financial standards. Templeton Investment Counsel Inc., sub-adviser to Marshall International Stock Fund.

/5/ An investment in the Fund is neither  insured nor  guaranteed by the Federal
    Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

/6/ Income may be subject to federal alternative minimum tax and state and local taxes.

/7/ The Russell 2000 Index is an unmanaged capitalization weighted index designed to measure performance of smaller companies in the U.S. stock market.
                                                      Not part of the prospectus

[LOGO] Marshall Funds(R)

                                                   Class Y Shares
--------------------------------------------------------------------------------



Table of Contents
-----------------------------------------------------
Risk/Return Profile..............................   2
  . Equity Funds
    Marshall Equity Income Fund..................   3
    Marshall Large Cap Growth & Income Fund......   3
    Marshall Mid-Cap Value Fund..................   4
    Marshall Mid-Cap Growth Fund.................   4
    Marshall Small-Cap Growth Fund...............   5
    Marshall International Stock Fund............   5

  . Income Funds
    Marshall Short-Term Income Fund..............   6
    Marshall Intermediate Bond Fund..............   6
    Marshall Government Income Fund..............   7
    Marshall Intermediate Tax-Free Fund..........   7

  . Money Market Fund
    Marshall Money Market Fund...................   8

Fees and Expenses of the Funds...................   9

Main Risks of Investing in the Marshall Funds....  10

How to Buy Shares................................  13

How to Redeem and Exchange Shares................  16

Account and Share Information....................  19

Marshall Funds, Inc. Information.................  22

Financial Highlights.............................  24

Shares of the Marshall Funds, like shares of all mutual funds, are not bank deposits, federally insured, or guaranteed, and may lose value.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

Prospectus
December 31, 1998


Risk/Return Profile
--------------------------------------------------------------------------------

The Marshall Funds offer investment opportunities to a wide range of investors, from investors with short-term goals who wish to take little investment risk to investors with long-term goals willing to bear the risks of the stock market for potentially greater rewards. The Marshall Funds are managed by the investment professionals at M&I Investment Management Corp. (Adviser).

                                         Equity Funds

                                         Marshall Equity Income Fund
                                         Marshall Large-Cap Growth & Income Fund
Risk/Return Profile of Mutual Funds      Marshall Mid-Cap Value Fund
                                         Marshall Mid-Cap Growth Fund
        [GRAPHIC]                        Marshall Small-Cap Growth Fund
                                         Marshall International Stock Fund
     Potential Return
                                         Income Funds
       Equity Funds
                                         Marshall Short-Term Income Fund
       Income Funds                      Marshall Intermediate Bond Fund
                                         Marshall Intermediate Tax-Free Fund
       Money Market                      Marshall Government Income Fund
          Funds
                                         Money Market Fund
      Potential Risk
                                         Marshall Money Market Fund





Principal Risks of the Funds
--------------------------------------------------------------------------------------------------------------------------
                                           Stock        Foreign        Debt      Municipal     Asset/Mortgage
                                          Market       Securities   Securities   Securities   Backed Securities   Sector
                                           Risks         Risks        Risks        Risks            Risks         Risks
--------------------------------------------------------------------------------------------------------------------------
Marshall Equity Income Fund                 X                                                                       X
--------------------------------------------------------------------------------------------------------------------------
Marshall Large-Cap
Growth & Income Fund                        X                                                                       X
--------------------------------------------------------------------------------------------------------------------------
Marshall Mid-Cap Value Fund                 X                                                                       X
--------------------------------------------------------------------------------------------------------------------------
Marshall Mid-Cap Growth Fund                X                                                                       X
--------------------------------------------------------------------------------------------------------------------------
Marshall Small-Cap Growth Fund              X                                                                       X
--------------------------------------------------------------------------------------------------------------------------
Marshall International Stock Fund           X             X                                                         X
--------------------------------------------------------------------------------------------------------------------------
Marshall Short-Term Income Fund                                         X                            X
--------------------------------------------------------------------------------------------------------------------------
Marshall Intermediate Bond Fund                                         X                            X
--------------------------------------------------------------------------------------------------------------------------
Marshall Intermediate Tax-Free Fund                                     X            X
--------------------------------------------------------------------------------------------------------------------------
Marshall Government Income Fund                                         X                            X
--------------------------------------------------------------------------------------------------------------------------
Marshall Money Market Fund                                              X
--------------------------------------------------------------------------------------------------------------------------

A complete description of these risks can be found in the "Main Risks of Investing in the Marshall Funds" section.

                                                   Equity Funds
--------------------------------------------------------------------- [GRAPHIC]

Marshall Equity Income Fund
--------------------------------------------------------------------------------

[GRAPHIC]   Goal: To provide capital appreciation and above-average
            dividend income.

            Strategy: The Fund invests in a diversified portfolio of common stocks of large-sized companies whose market capitalization exceed $10 billion. The Fund attempts to generate dividend income at least 1% more than the income earned on stocks in the S&P 500 Index.


Annual Total Return (calendar years 1994-1997)

                  [GRAPH - SEE APPENDIX]




Total Return
Best quarter          (2Q97)   10.91%
Worst quarter         (1Q94)   (5.03%)
-----------------------------------------------------

Average Annual Total Return through 12/31/97*

                    Since 9/30/93                1998 YTD
                      inception     1 Year    through 9/30/98
-------------------------------------------------------------
Fund                    18.50%      27.53%        (1.07%)
-------------------------------------------------------------
S&P 500                 22.19%      33.36%         6.02%
-------------------------------------------------------------
LEIFI                   17.13%      27.23%        (2.13%)
-------------------------------------------------------------

Marshall Large-Cap Growth & Income Fund
--------------------------------------------------------------------------------

[GRAPHIC]   Goal: To provide capital appreciation and income.

            Strategy: The Fund invests in a diversified portfolio of common stocks of large-sized companies whose market capitalization exceed $10 billion and that have a history of stable earnings and/or growing dividends. The Adviser looks for companies that are typically leaders in their industry and have records of above-average financial performance and proven superior management.

Annual Total Return (calendar years 1993-1997)

                   [GRAPH - SEE APPENDIX]



Total Return
Best quarter          (2Q97)   15.37%
Worst quarter         (1Q94)   (4.91%)
-----------------------------------------------------

Average Annual Total Return through 12/31/97*


                        Since 11/20/92                         1998 YTD
                          inception      1 Year    5 Year   through 9/30/98
---------------------------------------------------------------------------
Fund                        13.43%       26.24%    13.42%         2.86%
---------------------------------------------------------------------------
S&P 500                     20.08%       20.27%    33.36%         6.02%
---------------------------------------------------------------------------
LGIFI                       26.27%       17.58%    27.05%        (1.86%)
---------------------------------------------------------------------------

* The table shows each Fund's average annual total returns compared to a broad-based market index over a period of time. In addition, the performance of Equity Income Fund is compared to the Lipper Equity Income Funds Index (LEIFI), and the performance of Large-Cap Growth & Income Fund is compared to the Lipper Growth & Income Funds Index (LGIFI), which are indices of funds with similar investment objectives.

As with all mutual funds, past performance does not necessarily predict future performance.

[GRAPHIC]  Equity Funds (cont.)
           ---------------------------------------------------------------------

Marshall Mid-Cap Value Fund
--------------------------------------------------------------------------------

[GRAPHIC]   Goal: To provide capital appreciation and income.

            Strategy: The Fund invests in a diversified portfolio of common stocks of companies similar in size to those within the S&P Mid-Cap 400 Index
(SPMC). The Adviser selects companies that exhibit traditional value characteristics, such as a price-to-earnings ratio less than stocks in the S&P 500, higher-than-average dividend yields or a lower-than-average price-to-book value. In addition, these companies may have under appreciated assets, or be involved in company turnarounds or corporate restructurings.

Annual Total Return (calendar years 1994-1997)

                   [GRAPH - SEE APPENDIX]



Total Return
Best quarter          (3Q97)   11.18%
Worst quarter         (4Q94)   (4.20%)
----------------------------------------------------

Average Annual Total Return through 12/31/97*

                            Since 9/30/93                1998 YTD
                              inception     1 Year    through 9/30/98
---------------------------------------------------------------------
Fund                            15.39%      23.38%         (6.42%)
---------------------------------------------------------------------
SPMC                            18.31%      32.22%         (7.09%)
---------------------------------------------------------------------
LMCFI                           15.28%      19.58%         (9.17%)
---------------------------------------------------------------------


Marshall Mid-Cap Growth Fund
--------------------------------------------------------------------------------

[GRAPHIC]   Goal: To provide capital appreciation.

            Strategy: The Fund invests in a diversified portfolio of common stocks of companies similar in size to those within the S&P Mid-Cap
400 Index (SPMC). The Adviser selects stocks of companies with above-average earnings growth potential or where significant changes are taking place, such as significant new products, services, or methods of distribution, as well as overall business restructuring.

Annual Total Return (calendar years 1994-1997)

                   [GRAPH - SEE APPENDIX]



Total Return
Best quarter          (2Q97)   17.80%
Worst quarter         (1Q97)   (9.08%)
-------------------------------------------------------------

Average Annual Total Return through 12/31/97*

                            Since 9/30/93                1998 YTD
                              inception     1 Year    through 9/30/98
---------------------------------------------------------------------
Fund                            16.28%      22.73%        (11.40%)
---------------------------------------------------------------------
SPMC                            18.31%      32.22%         (7.09%)
---------------------------------------------------------------------
LMCFI                           15.28%      19.58%         (9.17%)
---------------------------------------------------------------------

* The table shows each Fund's average annual total returns compared to abroad-based market index over a period of time. In addition, the performance of Mid-Cap Value and Mid-Cap Growth Fund are compared to Lipper Mid-Cap Funds Index (LMCFI), which is an index of funds with similar investment objectives.

As with all mutual funds, past performance does not necessarily predict future performance.


                                                Equity Funds (cont.)   [GRAPHIC]
--------------------------------------------------------------------------------

Marshall Small-Cap Growth Fund
--------------------------------------------------------------------------------

[GRAPHIC]   Goal: To provide capital appreciation.


            Strategy: The Fund invests in a diversified portfolio of common stocks of small-sized companies similar in size to those within the
Russell 2000 Index. The Adviser selects stocks of companies with above-average earnings growth potential or where significant changes are taking place, such as new products, services or methods of distribution, as well as overall business restructuring.


Annual Total Return (calendar year 1997)

                [GRAPH - SEE APPENDIX]

Total Return
Best quarter          (2Q97)   22.21%
Worst quarter         (1Q97)  (11.71%)
---------------------------------------------------------------

Average Annual Total Return through 12/31/97*

                            Since 11/1/95                1998 YTD
                              inception     1 Year    through 9/30/98
---------------------------------------------------------------------
Fund                            43.91%      23.18%        (20.63%)
---------------------------------------------------------------------
Russell 2000                    19.92%      22.36%        (16.21%)
---------------------------------------------------------------------
LSCFI                           21.03%      20.69%        (16.51%)
---------------------------------------------------------------------


Marshall International Stock Fund
--------------------------------------------------------------------------------

[GRAPHIC]   Goal: To provide capital appreciation.

            Strategy: The Fund invests primarily in a diversified portfolio of common stocks of companies of any size outside the United States.
Templeton Investment Counsel, Inc. (Sub-adviser) uses a value-oriented approach and selects companies selling at a discount to their long-term earning potential.

Annual Total Return (calendar years 1995-1997)

                   [GRAPH - SEE APPENDIX]



Total Return
Best quarter          (2Q97)   9.55%
Worst quarter         (4Q97)   (7.75%)
-----------------------------------------------------------------

Average Annual Total Return through 12/31/97**

                            Since 9/1/94                 1998 YTD
                             inception      1 Year    through 9/30/98
---------------------------------------------------------------------
Fund                           10.32%       10.86%       (11.21%)
---------------------------------------------------------------------
EAFE Index                      4.30%        1.78%        (0.55%)
---------------------------------------------------------------------
LIFI                            6.59%        5.47%        (3.12%)
---------------------------------------------------------------------

/1/ The SMALL-CAP GROWTH FUND is the successor to the portfolio of a collective trust fund managed by the Adviser. At the Fund's commencement of operations, the assets from the collective trust fund were transferred to the Fund in exchange for Fund shares. The Fund's average annual total return since inception (11/1/95) is 43.91% through 12/31/97. The quoted performance data includes the performance of the collective trust fund for periods before the SMALL-CAP GROWTH FUND'S registration statement became effective on August 30, 1996, as adjusted to reflect the SMALL-CAP GROWTH FUND'S expenses. The collective trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

* The table shows the Fund's average annual total returns over a period of time relative to the Russell 2000, a broad-based market index and the Lipper Small Cap Funds Index (LSCFI), which are indices of funds with similar investment objectives.

** The table shows the Fund's average annual total returns over a period of time. In addition, the performance of International Stock Fund relative to the Morgan Stanley Capital Europe, Australia, Far East Index (EAFE Index), and the Lipper International Funds Index (LIFI), which are indices of funds with similar investment objectives.

As with all mutual funds, past performance does not necessarily predict future performance.



               Income Funds
[GRAPHIC] ----------------------------------------------------------------------


Marshall Short-Term Income Fund

[GRAPHIC]   Goal: To maximize total return consistent with current income.

            Strategy: The Fund invests in short- to intermediate-term investment grade bonds and notes, including corporate, asset-backed, mortgage-backed and U.S. government securities. The Adviser changes the Fund's weightings in these sectors as it deems appropriate and uses macroeconomic, credit and market analysis to select portfolio securities. The Fund will maintain an average dollar-weighted maturity of six months to three years.

Annual Total Return (calendar years 1993-1997)

                   [GRAPH - SEE APPENDIX]


Total Return
Best quarter          (2Q95)    2.48%
Worst quarter         (1Q94)    0.17%
------------------------------------------------------------------

Average Annual Total Return through 12/31/97*


                          Since 11/1/92                        1998 YTD
                            inception     1 Year   5 Year   through 9/30/98
---------------------------------------------------------------------------
Fund                          5.08%       6.40%    5.15%        4.50%
---------------------------------------------------------------------------
LSTIBI                        5.55%       6.21%    6.62%        5.22%
---------------------------------------------------------------------------
DMFA                          4.82%       5.55%    4.83%        3.82%
---------------------------------------------------------------------------


Marshall Intermediate Bond Fund
--------------------------------------------------------------------------------

[GRAPHIC]   Goal: To maximize total return consistent with current income.

            Strategy: The Fund invests in intermediate-term investment grade bonds and notes, including corporate, asset-backed, mortgage-backed and U.S. government securities. The Adviser's strategy to achieve total return is to adjust the Fund's weightings in these sectors as it deems appropriate and uses macroeconomic, credit and market analysis to select portfolio securities. The Fund will maintain an average dollar-weighted maturity of three to 10 years.

Annual Total Return (calendar years 1993-1997)

                   [GRAPH - SEE APPENDIX]



Total Return
Best quarter          (2Q95)   4.68%
Worst quarter         (1Q96)   (2.03%)
----------------------------------------------------------------------

Average Annual Total Return through 12/31/97**

                         Since 11/23/92                        1998 YTD
                           inception      1 Year   5 Year   through 9/30/98
---------------------------------------------------------------------------
Fund                          5.67%       7.18%    5.60%         6.19%
---------------------------------------------------------------------------
LGCI                          6.80%       7.87%    6.66%         8.10%
---------------------------------------------------------------------------
LSIBF                         7.02%       8.58%    6.81%         7.42%
---------------------------------------------------------------------------

* The table shows the Fund's average annual total returns over a period of time relative to the Lipper S-T Investment Grade Bond Index (LSTIBI), a broad-based market index, and IBC/Donoghue's Taxable Money Fund Average (DMFA), an average of money funds.

** The table shows the Fund's total returns averaged over a period of time relative to the Lehman Brothers Government/Corporate Intermediate Index (LGCI), a broad-based market index and the Lipper Short/Intermediate Investment Grade Bond Funds Index (LSIBF), an average of funds with similar investment objectives.

As with all mutual funds, past performance does not necessarily predict future performance.


                                                  Income Funds (cont.)
---------------------------------------------------------------------- [GRAPHIC]


Marshall Government Income Fund
--------------------------------------------------------------------------------

[GRAPHIC]   Goal: To provide current income.

            Strategy: The Fund invests in securities issued by the U.S. government and its agencies and instrumentalities, particularly mortgage-related securities. The Adviser considers macroeconomic conditions and uses credit and market analysis in developing the overall portfolio strategy. Current and historical interest rate relationships are used to evaluate market sectors and individual securities. The Fund will generally maintain an average dollar-weighted maturity of four to 12 years.

Annual Total Return (calendar years 1993-1997)


Total Return
Best quarter          (2Q95)   4.92%
Worst quarter         (1Q94)  (2.13%)
----------------------------------------------------------------

Average Annual Total Return through 12/31/97*

                         Since 12/13/92                        1998 YTD
                           inception      1 Year   5 Year   through 9/30/98
---------------------------------------------------------------------------
Fund                          6.19%       8.43%    6.14%         6.90%
---------------------------------------------------------------------------
LMI                           7.42%       9.48%    7.21%         6.12%
---------------------------------------------------------------------------
LUSMI                         6.01%       8.79%    6.00%         5.92%
---------------------------------------------------------------------------


Marshall Intermediate Tax-Free Fund
--------------------------------------------------------------------------------

[GRAPHIC]   Goal: To provide a high level of current  income that is exempt from federal income tax as is consistent with preservation of capital.

Strategy: The Fund invests in investment-grade municipal securities, which includes tax-free debt obligations of states, territories and possessions of the U.S. and political subdivisions and financing authorities of these entities. The Fund's assets will be invested primarily in municipal securities providing income that is exempt from federal income tax (including the federal alternative minimum tax). The Adviser selects Fund investments after assessing factors such as the cyclical trend in interest rates, the shape of the municipal yield curve, tax rates, sector valuation and municipal bond supply factors. The Fund will maintain an average dollar-weighted portfolio maturity of three to 10 years.

Annual Total Return (calendar years 1995-1997)

                  [GRAPH - SEE APPENDIX]


Total Return
Best quarter          (1Q95)    4.31%
Worst quarter         (1Q96)   (0.63%)



Average Annual Total Return through 12/31/97**

                          Since 2/2/94                         1998 YTD
                           inception     1 Year    5 Year   through 9/30/98
---------------------------------------------------------------------------
Fund                         4.89%       6.79%     7.34%         5.28%
---------------------------------------------------------------------------
LB7GOBI                      5.33%       7.68%     8.86%         5.71%
---------------------------------------------------------------------------
LIMI                         5.60%       8.86%     8.00%         4.83%
---------------------------------------------------------------------------

* The table shows the Fund's average annual total returns over a period of years relative to the Lehman Brothers Mortgage-Backed Securities Index (LMI), a broad-based market index and the Lipper U.S. Mortgage Funds Index (LUSMI), an average of funds with similar investment objectives.

** The table shows the Fund's average annual total returns over a period of years relative to the Lehman Brothers 7-Year G.O. Bond Index (LB7GOBI), a broad-based market index and the Lipper Intermediate Municipal Funds Index
(LIMI), an average of funds with similar investment objectives.

As with all mutual funds, past performance does not necessarily predict future performance.


              Money Market Fund
[GRAPHIC] ---------------------------------------------------------------------


Marshall Money Market Fund
--------------------------------------------------------------------------------

            Goal: To provide current income consistent with stability of principal.

            Strategy: The Fund invests in high quality, short-term money market instruments. The Adviser uses a "bottom-up" approach, meaning that the fund manager looks primarily at individual companies against the context of broader market factors.

Although money market funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Annual Total Return (calendar years 1993-1997)

                   [GRAPH - SEE APPENDIX]



Total Return
Best quarter          (2Q95)   1.45%
Worst quarter         (2Q93)   0.72%
--------------------------------------------------------------

                                         7-Day Net Yield
---------------------------------------------------------------
7-Day Net Yield (as of 12/31/97)*              5.50%
---------------------------------------------------------------

Average Annual Total Return through 12/31/97**


                     Since 11/23/92                           1998 YTD
                       inception       1 Year     5 Year   through 9/30/98
--------------------------------------------------------------------------
Fund                      4.68%        5.44%      4.70%         4.08%
--------------------------------------------------------------------------
DMFA                      4.82%        5.55%      4.83%         3.82%
--------------------------------------------------------------------------

 * Investors may call the Fund to acquire the current 7-Day Net Yield at 1-800-236-FUND(3863).

** The table shows the Fund's average total returns over a period of years relative to the IBC/Donoghue's Money Fund Average (DMFA), an average of money funds.



[GRAPHIC] Fees and Expenses of the Funds
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold Class Y Shares.


                                 Equity     Large-Cap   Mid-Cap   Mid-Cap   Small-Cap   International   Short-Term   Intermediate
                                 Income     Growth &     Value    Growth     Growth         Stock         Income         Bond
                                  Fund        Fund       Fund      Fund       Fund          Fund           Fund          Fund
-----------------------------------------------------------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your investment)
                                  None        None       None      None       None          None           None          None
Annual Fund Operating Expenses (expenses deducted from Fund assets) *
Management Fee                    0.75%       0.75%      0.75%     0.75%      1.00%         1.00%         0.60%(1)      0.60%(1)
Other Expenses                    0.17%       0.21%      0.25%     0.23%      0.35%         0.24%         0.20%         0.15%
Shareholder Servicing Fee         0.25%       0.25%      0.25%     0.25%      0.25%         0.25%         0.25%(2)      0.25%(2)
                                  ----        ----       ----      ----       ----          ----          ----          ----
Total Annual Fund
Operating Expenses                1.17%       1.21%      1.25%     1.23%      1.60%         1.49%         1.05%(3)      1.00%(3)
                                  ----        ----       ----      ----       ----          ----          ----          ----



                                    Government      Intermediate      Money
                                      Income          Tax-Free        Market
                                       Fund             Fund           Fund
-------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your investment)
                                        None            None           None
Annual Fund Operating  Expenses (expenses deducted from Fund assets) *
Management Fee                         0.75%(1)      0.60%(1)         0.50%(1)
Other Expenses                         0.21%         0.27%            0.14%
Shareholder Servicing Fee              0.25%(2)      0.25%(2)         0.02%
                                       -----         ----             ----
Total Annual Fund
 Operating Expenses                    1.21%(3)      1.12%(3)         0.66%(3)
                                       ----          ----             ----

* Expenses are expressed as a percentage of the Fund's net assets.

(1) The adviser voluntarily waived a portion of the management fee. The adviser may terminate this voluntary waiver at any time. The management fees paid by the Short-Term Income Fund, Intermediate Bond Fund, Government Income Fund, Intermediate Tax-Free Fund and Money Market Fund (after the voluntary waivers) were 0.28%, 0.54%, 0.64%, 0.32% and 0.25% for the fiscal year ended August 31, 1998.

(2) The Shareholder Servicing Fee for Short-Term Income Fund, Intermediate Bond Fund, Government Income Fund and Intermediate Tax-Free Fund has been voluntarily reduced. The shareholder servicing agent may terminate this waiver at any time. The Shareholder Servicing Fee (after the voluntary waiver) was .02% for Short-Term Income Fund, Intermediate Bond Fund, Government Income Fund and Intermediate Tax-Free Fund for the fiscal year ended August 31, 1998.

(3) The Total Actual Operating Expenses were 0.50%, 0.71%, 0.87%, 0.61% and 0.41% for Short-Term Income Fund, Intermediate Bond Fund, Government Income Fund, Intermediate Tax-Free Fund and Money Market Fund after the voluntary reductions of the management fee and shareholder services fee for the fiscal year ended August 31, 1998.


The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Funds will bear either directly or indirectly. Marshall & Ilsley Trust Company and its affiliates receive advisory, custodial, shareholder service and administrative fees for the services they provide to shareholders. For more complete descriptions of the various costs and expenses, see "Marshall Funds, Inc. Information." Wire-transferred redemptions may be subject to an additional fee.



Example
This example is intended to help you compare the cost of investing in the Marshall Funds with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Funds for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



             Equity     Large-Cap     Mid-Cap    Mid-Cap  Small-Cap     International   Short-Term   Intermediate   Government
             Income  Growth & Income   Value     Growth    Growth          Stock         Income          Bond        Income
              Fund       Fund           Fund       Fund      Fund           Fund         Fund            Fund         Fund
-------------------------------------------------------------------------------------------------------------------------------
1 Year       $  119     $  123        $  127     $  125     $  163         $  152        $  107        $  102        $  123
3 Years      $  372     $  384        $  397     $  390     $  505         $  471        $  334        $  318        $  384
5 Years      $  644     $  665        $  686     $  676     $  871         $  813        $  579        $  552        $  665
10 Years     $1,420     $1,466        $1,511     $1,489     $1,900         $1,779        $1,283        $1,225        $1,466




           Intermediate  Money
            Tax-Free    Market
              Fund       Fund
--------------------------------
1 Year        $  114    $ 67
3 Years       $  356    $211
5 Years       $  617    $368
10 Years      $1,363    $822




The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.



[GRAPHIC] Main Risks of Investing in the Marshall Funds
-------------------------------------------------------------------------------

General Risks. An investment in any of the Marshall Funds is not deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Loss of money is a risk of investing in any of the Marshall Funds.

Stock Market Risks. The EQUITY FUNDS are subject to fluctuations in the stock markets, which have periods of increasing and decreasing values. Stocks have greater volatility than debt securities. While greater volatility increases risk, it offers the potential for greater reward.

      Stock market risk is also related to the size of the company issuing stock. Companies may be categorized as having a small, medium or large capitalization (market value). The potential risks are higher with small- and medium- capitalization companies and lower with large-capitalization companies. Therefore, you should expect that investments in the SMALL-CAP GROWTH FUND, the MID-CAP GROWTH FUND and the MID-CAP VALUE FUND will be more volatile than broad stock market indices such as the S&P 500 or funds that invest in large-capitalization companies, such as the LARGE-CAP GROWTH & INCOME FUND and the EQUITY INCOME FUND.


--------------------------------------------------------------------------------
What About Portfolio Turnover?

[GRAPHIC]
Although the Funds do not intend to invest for the purpose of seeking short-term profits, securities will be sold without regard to the length of time they have been held when the Funds' Adviser or Sub-adviser believes it is appropriate to do so in light of a Fund's investment goal. A higher portfolio turnover rate involves greater transaction expenses that must be borne directly by a Fund (and thus, indirectly by its shareholders), and affect Fund performance. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to that Fund's shareholders, are taxable to them.


Foreign Securities  Risks.  Foreign  securities pose additional risks over U.S.-
      based securities for a number of reasons. Because the INTERNATIONAL STOCK FUND invests primarily in foreign securities, you should expect that these factors may adversely affect the value of an investment in the Fund. Foreign economic, governmental and political systems may be less favorable than those of the United States. Foreign governments may exercise greater control over their economies, industries and citizen's rights. Specific risk factors related to foreign securities include: inflation, structure and regulation of financial markets, liquidity and volatility of investments, taxation policies, currency exchange rates and regulations and accounting standards. The INTERNATIONAL STOCK FUND may incur higher costs and expenses when making foreign investments, which will affect the Fund's total return.

      Foreign securities may be denominated in foreign currencies. Therefore, the value of a Fund's assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Although the INTERNATIONAL STOCK FUND values its assets daily in U.S. dollars, it will not convert its holding of foreign currencies to U.S. dollars daily. Therefore, the Fund may be exposed to currency risks over an extended period of time.

      On January 1, 1999, eleven of the fifteen member states of the European Union had their currency exchange rate irrevocably fixed to a single European currency, the "euro." The euro has become legal tender in those countries from that date. National currencies will continue to circulate until they are replaced by euro coins and bank notes on July 1, 2002. The pending unification of European currency and decision of certain countries not to participate may create uncertainty in the European markets and thereby increase volatility of the various currencies and securities. The European securities markets may also become less liquid. These events could affect a Fund's investment and performance, as detailed under "European Currency Unification" in the Statement of Additional Information.


-------------------------------------------
What About Bond Ratings?

[GRAPHIC]

When the Funds invest in bonds and other debt securities and/or convertible bonds some will be rated in the lowest investment grade category (e.g., BBB or
Baa). Bonds rated BBB by Standard and Poor's or Baa by Moody's Investors Services, Inc. have speculative characteristics. Unrated bonds will be determined by the Adviser to be of like quality and may have greater risk (but a potentially higher yield) than comparable rated bonds. If a bond is downgraded, the Adviser will re-evaluate the bond and determine whether or not the bond is an acceptable investment.

Debt Securities Risks. Risks of debt securities will affect the INCOME FUNDS.

      Prices of fixed-rate debt securities generally move in the opposite direction of interest rates. The interest payments on fixed-rate debt securities do not change when interest rates change. Therefore, since the price of these securities can be expected to decrease when interest rates increase, you can expect that the value of investments in a Fund may go down. Although the Adviser attempts to anticipate interest rate movements, there is no guarantee that it will be able to do so.

      In addition, longer-term debt securities will experience greater price volatility than debt securities with shorter maturities. You can expect the net asset values of a Fund to fluctuate accordingly.

      The credit quality of a debt security is based upon the issuer's ability to repay the security. If payments on a debt security are not paid when due, that may cause the net asset value of a Fund holding the security to go down.

      Debt securities may also be subject to call risk. If interest rates decline, an issuer may repay (or "call") a debt security held by a Fund prior to its maturity. If this occurs, the Adviser may have to reinvest the proceeds in debt securities paying lower interest rates. If this happens, a Fund may have a lower yield.

Municipal Securities Risks. An investment in the INTERMEDIATE TAX-FREE FUND will be affected by municipal securities risks. Local political and economic factors may adversely affect the value and liquidity of municipal securities held by a Fund. The value of municipal securities also may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues. There is a risk that the interest on an otherwise tax-exempt municipal security may be subject to federal income tax.

Asset-Backed/Mortgage-Backed Securities Risks. Asset-backed and mortgage-backed securities are subject to risks of prepayment. This is more likely to occur when interest rates fall because many borrowers refinance mortgages to take advantage of more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the volume of home sales. A Fund's yield will be reduced if cash from prepaid securities are reinvested in securities with lower interest rates. The risk of prepayment may also decrease the value of mortgage-backed securities. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. However, both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations.

SectorRisks. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Temporary  Defensive  Investments.  To minimize  potential  losses and  maintain liquidity to meet shareholder redemptions during adverse market conditions, each of the Marshall Funds (except MONEY MARKET FUND) may temporarily depart from its principal investment strategy by investing up to 100% of Fund assets in cash or short-term, high quality money market instruments (e.g., commercial paper, repurchase agreements, etc.). This may cause a Fund to temporarily forego greater investment returns for the safety of principal.


                                                    How to Buy Shares [GRAPHIC]
-------------------------------------------------------------------------------


What Do Shares Cost? You can buy shares of a Fund at net asset value (NAV), without a sales charge, on any day the New York Stock Exchange (NYSE) is open for business. When the Fund receives your transaction request in proper form, it is processed at the next determined public offering price. NAV is determined for the Funds (other than MONEY MARKET FUND) at the end of regular trading (normally 3:00 p.m. Central Time) each day the NYSE is open. The NAV for the MONEY MARKET FUND is determined twice daily at 12:00 Noon (Central Time) and 3:00 p.m. (Central Time). In calculating NAV, a Fund's portfolio is valued using market prices.

     Securities held by the INTERNATIONAL STOCK FUND may trade on foreign exchanges on days (such as weekends) when the INTERNATIONAL STOCK FUND does not calculate NAV. As a result, the NAV of the INTERNATIONAL STOCK FUND's shares may change on days when you cannot purchase or sell the Fund's shares.

     To open an account with the Marshall Funds, your first investment must be at least $1,000. However, you can add to your existing Marshall Funds account directly or through the Funds' Systematic Investment Program for as little as $50. In special circumstances, these minimums may be waived or lowered at the Funds' discretion. Keep in mind that Authorized Dealers may charge you fees for their services in connection with your share transactions.

How Do I Purchase Shares? You may purchase shares directly from the Fund by completing and mailing the Account Application and sending your payment to the Fund by check or wire.

     Once you have opened an account with an Authorized Dealer, you may purchase additional Fund shares by contacting Marshall Funds Investor Services
     (MFIS) at 1-800-236-FUND (3863).

     Trust customers of an M&I Trust Company may purchase shares by contacting their trust account officer.

     You may purchase shares through a broker-dealer, investment professional, or financial institution (Authorized Dealers). Some Authorized Dealers may charge a transaction fee for this service. If you purchase shares of a Fund through a program of services offered or administered by an Authorized Dealer or other service provider, you should read the program materials, including information relating to fees, in conjunction with the Funds' prospectus. Certain features of a Fund may not be available or may be modified in connection with the program of services provided.

     Your  purchase  order must be received  by the Fund by 12:00 Noon  (Central
     Time) for the MONEY MARKET FUND or 3:00 p.m. (Central Time) for all other Funds to get that day's NAV. Each Fund reserves the right to reject any purchase request. It is the responsibility of MFIS, any Authorized Dealer or other service provider that has entered into an agreement with the Funds, its distributor, or administrative or shareholder services agent, to promptly submit purchase orders to the Funds. Orders placed through one of these entities are considered received when the Funds are notified of the purchase or redemption order. However, you are not the owner of Fund shares (and therefore will not receive dividends) until payment for the shares is received.

     In order to purchase shares, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale. In addition, you must have a Social Security or tax identification number.


Will the Small-Cap Growth Fund always be open to new investors? It is anticipated that the SMALL-CAP GROWTH FUND will be closed to new investors once its assets reach $500 million, subject to certain exceptions. However, if you own shares of the Fund prior to the closing date, you will still be able to reinvest dividends and add to your investment in the Fund. In addition, if you own shares of another Marshall Fund, you will be allowed to exchange those shares for shares of the Fund, prior to the closing date.

--------------------------------------------------------------------------------
[GRAPHIC]     Fund Purchase Easy Reference Table
--------------------------------------------------------------------------------

[GRAPHIC]    Minimum Investments
--------------------------------------------------------------------------------
       $1,000  .  To open an Account

          $50  .  To add to an Account (including through a Systematic
                  Investment Program)

[GRAPHIC]  Phone  1-800-236-FUND (3863)
--------------------------------------------------------------------------------

         .  Contact Marshall Funds Investor Services (MFIS).

         .  Complete an application for a new account.

         . If you authorized telephone privileges in your account application or by subsequently completing an authorization form, you may purchase additional shares or exchange shares from another Fund having an identical shareholder registration.

[GRAPHIC]  Mail
--------------------------------------------------------------------------------
         . To open an account, send your completed account application and check payable to "Marshall Funds" to the following address:

                          Marshall Funds Investor Services
                          P.O. Box 1348
                          Milwaukee, WI 53201-1348

         . To add to your existing Fund Account, send in your check, payable to "Marshall Funds", to the same address. Indicate your Fund account number on the check.

[GRAPHIC]  In Person
--------------------------------------------------------------------------------
         . Bring in your completed account application (for new accounts) (M-F 8-5 Central Time) and a check payable to "Marshall Funds" to:

                        Marshall Funds Investor Services
                        1000 N. Water Street, 13th Floor
                        Milwaukee, WI

[GRAPHIC] Wire
--------------------------------------------------------------------------------

         . Notify MFIS at 1-800-236-FUND (3863) by 12:00 Noon (Central Time) for the MONEY MARKET FUND and 3:00 p.m. (Central Time) for the other Funds. If your purchase order for the MONEY MARKET FUND is received by 12:00 Noon (Central Time) and your wire is received by M&I Bank by 3:00 p.m. (Central Time), you will begin receiving dividends on that day.

         . Then wire the money to:

                     M&I Marshall & Ilsley Bank
                     ABA Number 075000051

            Credit to: Federated Shareholder Services Company Deposit, Account Number 27480 Further credit to: Class Y Shares [Identify name of Fund] Re: [Shareholder name and account number]

         . If a new Account, fax application to: Marshall Funds Investor Services at 1-414-287-8511.

         . Mail a completed account application to the Fund at the address above under "Mail."

         . Your bank may charge a fee for wiring funds. Wire orders are accepted only on days when the Funds and the Federal Reserve wire system are open for business.

[GRAPHIC]  Systematic Investment Program
--------------------------------------------------------------------------------
         . You can have money automatically withdrawn from your checking account ($50 minimum) on predetermined dates and invest it in a Fund at the next Fund share price determined after MFIS receives the order.

         . The $1,000 minimum investment requirement is waived for investors purchasing shares through the Systematic Investment Program.

         .  Call MFIS at 1-800-236-FUND (3863) to apply for this program.


[GRAPHIC]   Marshall Funds OnLineSM
--------------------------------------------------------------------------------

         . You may purchase Fund shares via the Internet through Marshall Funds OnLineSM at www.marshallfunds.com. See "Fund Transactions Through Marshall Funds OnLineSM" in the Account and Share Information section.

[GRAPHIC]  Additional Information About Checks Used to Purchase Shares
--------------------------------------------------------------------------------

         . If your check does not clear, your purchase will be canceled and you will be charged a $15 fee.

         . If you purchase shares by check or ACH, you may not be able to receive proceeds from a redemption for up to seven days.

         .  All checks should be made payable to the "Marshall Funds".


[GRAPHIC]   How to Redeem and Exchange Shares
--------------------------------------------------------------------------------

How Do I Redeem Shares? You may redeem your Fund shares by several methods, described below under the "Fund Redemption Easy Reference Table." You should note that redemptions will be made only on days when the Fund computes its NAV. When your redemption request is received in proper form, it is processed at the next determined NAV.

     Trust customers of M&I Trust Companies should contact their account officer to make redemption requests.

     Telephone or written requests for redemptions must be received in proper form as described below and can be made through MFIS or any Authorized Dealer. It is the responsibility of MFIS, and Authorized Dealer or service provider to promptly submit redemption requests to a Fund.

     Redemption  requests for the Funds must be received by 12:00 Noon  (Central
     Time) for the MONEY MARKET FUND or 3:00 p.m. (Central Time) for all other Funds in order for shares to be redeemed at that day's NAV. Redemption proceeds will normally be mailed, or wired if by written request, the following business day, but in no event more than seven days, after the request is made.

Will I Be  Charged a Fee for  Redemptions?  You will not be charged a fee by the
     Fund for redeeming shares. However, you may be charged a transaction fee if you redeem Fund shares through an Authorized Dealer or service provider (other than MFIS or the M&I Trust Companies), or if you are redeeming by wire. Consult your Authorized Dealer or service provider for more information, including applicable fees.

     Fund Redemption Easy Reference Table
     ---------------------------------------------------------------------------

     [GRAPHIC]  Phone  1-800-236-FUND (3863) (Except Retirement Accounts)
     --------------------------------------------------------------------------
       . If you have authorized the telephone redemption privilege in your account application or by a subsequent authorization form, you may redeem shares by telephone. If you are a customer of an authorized broker-dealer, you must contact your account representative.

     [GRAPHIC]  Mail
     ---------------------------------------------------------------------------
       . Send in your written request to the following address, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem to:

                    Marshall Funds Investor Services
                    P.O. Box 1348
                    Milwaukee, WI 53201-1348

       . If you want to redeem shares held in certificate form, you must properly endorse the share certificates and send them by registered or certified mail. Additional documentation may be required from corporations, executors, administrators, trustees or guardians.

       .  For additional assistance, call 1-800-236-FUND (3863).

     [GRAPHIC]  In Person
     ---------------------------------------------------------------------------
       . Bring in the written redemption request with the information described in "Mail" above to Marshall Funds Investor Services, 1000 N. Water Street, 13th Floor, Milwaukee, WI, (M-F 8-5 Central Time).

     [GRAPHIC]  Wire/Electronic Transfer
     ---------------------------------------------------------------------------
     . Upon written request, redemption proceeds can be directly deposited by Electronic Funds Transfer or wired directly to a domestic commercial bank previously designated by you in your account application or by subsequent form.

     . Wires of redemption proceeds will only be made on days on which the Funds and the Federal Reserve wire system are open for business.

     .  Wire-transferred redemptions may be subject to an additional fee.

     . Redemption requests for the MONEY MARKET FUND must be received by 12:00 Noon (Central Time) if you want the proceeds to be wired the same day.

     [GRAPHIC]  Systematic Withdrawal Program (Existing Accounts Only)
     ---------------------------------------------------------------------------
     . If you have a Fund account balance of at least $10,000, you can have predetermined amounts of at least $100 automatically redeemed from your Fund account on predetermined dates on a monthly or quarterly basis.

     .  Contact MFIS to apply for this program.

     [GRAPHIC]  Checkwriting (Money Market Fund Only)
     ---------------------------------------------------------------------------
     . You can redeem shares of the MONEY MARKET FUND by writing a check in an amount of at least $250. You must have completed the checkwriting section of your account application and the attached signature card, or have completed a subsequent application form. The Fund will then provide you with the checks.

    . Your check is treated as a redemption order for Fund shares equal to the amount of the check.

    . A check for an amount in excess of your available Fund account balance will be returned marked "insufficient funds."

    .   Checks cannot be used to close your Fund account balance.

    [GRAPHIC]  Marshall Funds OnLineSM
     ---------------------------------------------------------------------------

     . You may redeem Fund shares via the Internet through Marshall Funds OnLineSM at www.marshallfunds.com. See "Fund Transactions Through Marshall Funds OnLineSM" in the Account and Share Information section.


[GRAPHIC]  Additional Conditions for Redemptions
--------------------------------------------------------------------------------

Signature Guarantees. In the following instances, you must have a signature guarantee on written redemption requests:

       . when you want a redemption to be sent to an address other than the one you have on record with the Fund;

      . when you want the redemption payable to someone other than the shareholder of record; or

       . when your redemption is to be sent to an address of record that was changed within the last 30 days.

       Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

Limitations on Redemption Proceeds. Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

      .  to allow your purchase payment to clear;

      .  during periods of market volatility; or

      . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

     You will not accrue interest or dividends on uncashed checks from the Fund. If those checks are undeliverable and returned to the Fund, the proceeds will be reinvested in shares of the Funds that were redeemed.

Exchange Privilege. You may exchange Class Y Shares of a Fund for Class Y Shares of any of the other Marshall Funds free of charge, provided you meet the investment minimum of the Fund. An exchange is treated as a redemption and a subsequent purchase, and is therefore a taxable transaction. Signatures must be guaranteed if you request and exchange into another fund with a different shareholder registration. The exchange privilege may be modified or terminated at any time.

Exchanges by  Telephone.  If you  have  completed  the  telephone  authorization section in your account application or an authorization form obtained through MFIS, you may telephone instructions to MFIS to exchange between Fund accounts that have identical shareholder registrations. Customers of broker-dealers, financial institutions or service providers should contact their account representative. Telephone exchange instructions must be received before 3:00 p.m. (Central Time) for shares to be exchanged the same day. However, you will not receive a dividend of the Fund into which you exchange on the date of the exchange.


     The Funds and their service providers will record your telephone instructions. The Funds will not be liable for losses due to unauthorized or fraudulent telephone instructions as long as reasonable security procedures are followed. You will be notified of changes to telephone transaction privileges.


Frequent Traders. The Funds' management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to a Fund and its shareholders. If this occurs, the Fund may terminate shareholder's purchase and/or exchange privileges.

                                         Account and Share Information [GRAPHIC]
--------------------------------------------------------------------------------

Fund Transactions  Through  Marshall  Funds  OnLineSM.  If you  have  previously established an account with the Funds, and have signed an OnLineSM Agreement, you may purchase, redeem or exchange shares through the Marshall Funds Internet Site on the World Wide Web (http://www.marshallfunds.com) (the Web Site). You may also check your Fund account balance(s) and historical transactions through the Web Site. You cannot, however, establish a new Fund account through the Web Site--you may only establish a new Fund account under the methods described in the How to Buy Shares section.

     Trust customers of M&I Trust Companies should contact their account officer for information on the availability of transactions over the Internet.

     You should contact MFIS at 1-800-236 FUND (3863) to get started. MFIS will provide instructions on how to create and activate your Personal Identification Number (PIN). If you forget or lose your PIN number, contact MFIS.

     Online Conditions. Because of security concerns and costs associated with maintaining the Web Site, purchases, redemptions, and exchanges through the Web Site are subject to the following daily minimum and maximum transaction amounts:

--------------------------------------------------------
                        Minimum           Maximum
--------------------------------------------------------
Purchases                 $50             $100,000
--------------------------------------------------------
Redemptions           By ACH: $50      By ACH: $50,000
--------------------------------------------------------
                    By wire: $1,000   By wire: $50,000
--------------------------------------------------------
Exchanges                 $50             $100,000
--------------------------------------------------------

       Shares may be redeemed or exchanged based on either a dollar amount or number of shares. If you are redeeming or exchanging based upon number of Fund shares, you must redeem or exchange enough shares to meet the minimum dollar amounts described above, but not so much as to exceed the maximum dollar amounts.

       Your transactions through the Web Site are effective at the time they are received by the Fund, and are subject to all of the conditions and procedures described in this prospectus.

       Shareholders may not change their address of record, registration, or wiring instructions through the Web Site. The Web Site privilege may be modified at any time, but you will be notified in writing of any termination of the privilege.

       Online Risks. Shareholders that utilize the Web Site for account histories or transactions should be aware that the Internet is an unsecured, unstable, unregulated and unpredictable environment. Your ability to use the Web Site for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties (including telecommunications carriers, equipment manufacturers, firewall providers and encryption system providers).

       While the Funds and its service providers have established certain security procedures, the Funds, their distributor and transfer agent cannot assure you that inquiries or trading activity will be completely secure. There may also be delays, malfunction or other inconveniences generally associated with this medium. There may be times when the Web Site is unavailable for Fund transactions, which may be due to the Internet or the actions or omissions of any third party--should this happen, you should consider purchasing, redeeming or exchanging shares by another method. The Marshall Funds, its transfer agent, distributor and MFIS are not responsible for any such delays or malfunctions, and are not responsible for wrongful acts by third parties, as long as reasonable security procedures are followed.

---------------------------------------
What is a Dividend and Capital Gain?
[GRAPHIC]
A dividend is the money paid to shareholders that a mutual fund has earned from the income on its investments. A capital gain is the profit derived from the sale of an investment, such as a stock or bond.

Confirmations  and  Account  Statements.   You  will  receive   confirmation  of
     purchases, redemptions and exchanges (except for systematic program transactions). In addition, you will receive periodic statements reporting all account activity, including systematic program transactions, dividends and capital gains paid.

     You may request photocopies of historical confirmations from prior years. The Funds may charge a fee for this service.


Dividends and Capital Gains. Dividends of the MONEY MARKET FUND and INCOME FUNDS are declared daily and paid monthly. You will receive dividends declared subsequent to the issuance of your shares, through the day your shares are redeemed.


     Dividends of the EQUITY FUNDS are declared and paid quarterly, except for the INTERNATIONAL STOCK FUND, which declares and pays dividends annually. Dividends are paid to all shareholders invested in the EQUITY FUNDS on the record date.

     In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional shares, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in Fund shares and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months, the check amount will be reinvested in shares and you will not accrue any interest or dividends on this amount prior to the reinvestment.

     If you purchase shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in shares. Therefore, you should consider the tax implications of purchasing shares shortly before a Fund declares a dividend or capital gain.

Accounts with Low Balances. Due to the high cost of maintaining accounts with low balances, a Fund may redeem shares in your account and pay you the proceeds if your account balance falls below the required minimum value of $1,000.

     Before shares are redeemed to close an account, you will be notified in writing and allowed 30 days to purchase additional shares to meet the minimum account balance requirement.

Multiple Classes. The Marshall Funds have adopted a plan that permits each Fund to offer more than one class of shares. All shares of each Fund or class have equal voting rights and will generally vote in the aggregate and not by Fund or class. There may be circumstances, however, when shareholders of a particular Fund or class are entitled to vote on matters affecting that Fund or class. Share classes may have different sales charges and other expenses, which will affect their performance.

Year 2000 Readiness
-----------------------------------------------------------------------------
     The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Funds.

     While it is impossible to determine in advance all of the risks to the Funds, the Funds could experience interruptions to basic financial and operational functions. The Funds shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

     The Funds' service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

     Year 2000 problems would also increase the risks of the Funds' investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Funds' may purchase.

     However, this may be difficult with certain issuers. For example, Funds dealing with foreign service providers or investing in foreign securities, will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets.

     The financial impact of these issues for the Funds is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Funds.

Tax Information
-----------------------------------------------------------------------------
Federal Income Tax. The Funds send you a statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are tax-able to you whether paid in cash or reinvested in the Fund. Fund distributions for the EQUITY INCOME FUND and LARGE-CAP GROWTH & INCOME FUND are expected to be both dividends and capital gains. Fund distributions for the other EQUITY FUNDS are expected to be primarily capital gains, and fund distributions of the INCOME FUNDS and MONEY MARKET FUND are expected to be primarily dividends.

     It is anticipated that INTERMEDIATE TAX-FREE FUND'S distributions will be primarily dividends that are exempt from federal income tax, although a portion of that Fund's dividends may not be exempt. Even if dividends are exempt from federal income tax, they may be subject to state and local taxes. You may have to include certain dividends as tax-able income if the federal alternative minimum tax applies to you.

     Please consult your tax adviser regarding your federal, state and local tax liability. Redemptions and exchanges of Fund shares are taxable sales.

[GRAPHIC]  Marshall Funds, Inc. Information
--------------------------------------------------------------------------------

Management of the Marshall Funds. The Board of Directors  governs the Funds. The
    Board selects and oversees the Adviser, M&I Investment Management Corp. The Adviser manages each Fund's assets, including buying and selling portfolio securities. The Adviser's address is 1000 North Water Street, Milwaukee, Wisconsin, 53202. The Adviser has entered into a subadvisory contract with Templeton Investment Counsel, Inc. (TICI or Sub-adviser), to manage the INTERNATIONAL STOCK FUND, subject to oversight by the Adviser.

Adviser's Background. M&I Investment Management Corp. is a registered investment adviser and a wholly owned subsidiary of Marshall & Ilsley Corp., a registered bank holding company headquartered in Milwaukee, Wisconsin. As of July 31, 1998, the Adviser had approximately $9 billion in assets under management and has managed investments for individuals and institutions since 1973. The Adviser has managed the Funds since 1992 and managed the Newton Funds (predecessors to some of the Funds) since 1985.

Sub-adviser's Background. Templeton Investment Counsel, Inc. is a registered investment adviser and a professional investment counseling firm that has been handling investment services since 1979. As of July 31, 1998, TICI had discretionary investment of approximately $22.3 billion in assets. TICI is indirectly owned by Franklin Resources, Inc., which engages in various aspects of the financial services industry through its subsidiaries. TICI and its affiliates serve as advisers for a wide variety of mutual funds and private clients in many nations. TICI, its affiliates and their predecessors have been investing globally for over 50 years.

Portfolio Managers. The EQUITY INCOME FUND is managed by Bruce P. Hutson, who has been a vice president of the Adviser since 1973 and was a member of the equity policy group from January 1990 through 1998. Mr. Hutson holds a B.B.A. degree from the University of Wisconsin-Whitewater.

    The LARGE-CAP GROWTH & INCOME FUND is managed by William J. O'Connor. Mr. O'Connor has been a vice president of the Adviser since February 1995 when he rejoined the firm after serving as vice president and director of equity research for Arnold Investment Counsel. Prior to joining Arnold, he had been a vice president, portfolio manager, and research analyst with the Adviser from 1979 to 1991. Mr. O'Connor is a Chartered Financial Analyst and holds a bachelor's degree in Commerce from Santa Clara University and an M.B.A. in Finance from the University of Wisconsin-Madison.

    The MID-CAP VALUE FUND is co-managed by Matthew B. Fahey and John C.
    Potter. Mr. Fahey has been a vice president of the Adviser since 1988. He earned a B.A. degree in Business Administration from the University of Wisconsin-Milwaukee and holds an M.B.A. degree from Marquette University. Mr. Potter has been a vice president of the Adviser since 1997. From April 1994 to June 1997, Mr. Potter was a senior securities analyst for the EQUITY INCOME FUND. Previously, from November 1991 to April 1994, he was a senior auditor for Marshall & Ilsley Corporation. Mr. Potter is a Chartered Financial Analyst and holds a B.B.A. degree in Finance from the University of Wisconsin-Madison.

    The MID-CAP GROWTH FUND is managed by Steve D. Hayward. Prior to joining the Adviser as a vice president in December 1993, Mr. Hayward served as senior portfolio manager of AMOCO Corporation and managed two aggressive growth-oriented mutual funds for American Asset Capital Management. Mr. Hayward, who is a Chartered Financial Analyst, received a B.A. in Economics from North Park College, and an M.B.A. in Finance from Loyola University.

    The SMALL-CAP GROWTH FUND is co-managed by Steve D. Hayward and David Lettenberger. Mr. Hayward's background is described above under the MID-CAP GROWTH FUND. Prior to joining the Adviser in October 1993, Mr. Lettenberger was employed by M&I Marshall & Ilsley Bank. Previously, he was a senior securities analyst for MARSHALL MID-CAP GROWTH FUND from the Fund's inception in 1993 through 1996. Mr. Lettenberger is a Chartered Financial Analyst and holds a B.B.A. degree in Finance and Economics from Marquette University.

    The INTERNATIONAL STOCK FUND is managed by Gary R. Clemons, senior vice president, portfolio management/research, TICI. Mr. Clemons joined the Templeton organization in 1993 as a portfolio manager/research analyst with responsibility for the telecommunications industries, as well as country coverage of Columbia, Peru, Sweden and Norway. Prior to joining TICI, Mr. Clemons worked as a portfolio manager/research analyst for Structured Asset Management in New York, a subsidiary of Templeton Global Investors, Inc. Mr. Clemons holds an M.B.A. degree from the University of Wisconsin-Madison and a bachelor of science degree from the University of Nevada-Reno.

    The SHORT-TERM INCOME FUND and INTERMEDIATE BOND FUND are managed by
    Mark Pittman. Mr. Pittman is a vice president of the Adviser, which he joined in June 1994. Prior to that time, he spent five years with Valley Trust Company managing fixed income portfolios and common trust funds. In addition, he was a member of the Valley Trust Company Investment Committee and Asset Allocation Committee. Mr. Pittman is a Chartered Financial Analyst and holds M.B.A. and B.B.A. degrees in Finance from the University of Wisconsin-Madison.

    The GOVERNMENT INCOME FUND is managed by the Adviser's Fixed Income Policy Group.

    The INTERMEDIATE TAX-FREE FUND is managed by John D. Boritzke, who is a vice president of the Adviser responsible for tax-exempt fixed income portfolio management. He joined the Adviser in November 1983. Since 1985, he has been managing tax-exempt fixed income portfolios and common trust funds of Marshall & Ilsley Trust Company. Mr. Boritzke has been a member of the Adviser's Fixed Income Policy Group since 1985 and has been the Director of the Group since 1998. He is a Chartered Financial Analyst and holds M.B.A. and B.S. degrees from Marquette University.

    The MONEY MARKET FUND is managed by Richard M. Rokus, who is a vice president of the Adviser. Mr. Rokus has managed the MONEY MARKET FUND since January 1, 1994, and has been employed by the Adviser since January 1993. Mr. Rokus is a Chartered Financial Analyst and holds a B.B.A. in Finance from the University of Wisconsin-Whitewater.

Advisory Fees. The Adviser is entitled to receive an annual investment advisory fee equal to a percentage of each Fund's average daily net assets as follows:

       -------------------------------------------
       Fund                          Advisory Fee
       -------------------------------------------
       Money Market Fund                    0.50%
       Short-Term Income Fund               0.60%
       Intermediate Bond Fund               0.60%
       Intermediate Tax-Free Fund           0.60%
       Government Income Fund               0.75%
       Large-Cap Growth & Income Fund       0.75%
       Mid-Cap Value Fund                   0.75%
       Equity Income Fund                   0.75%
       Mid-Cap Growth Fund                  0.75%
       Small-Cap Growth Fund                1.00%
       International Stock Fund             1.00%

    The Adviser has the discretion to voluntarily waive a portion of its fee. However, any waivers by the Adviser are voluntary and may be terminated at any time in its sole discretion.


Affiliate Services and Fees. Marshall & Ilsley Trust Company is custodian of the assets and securities of the Marshall Funds and provides shareholder support, sub-transfer agency and other administrative services to shareholders directly and through its division, Marshall Funds Investor Services. For each Fund, the annual custody fees are .02% of the first $250 million of assets held plus .01% of assets exceeding $250 million, calculated on each Fund's average daily net assets. Effective January 1, 1999, Marshall & Ilsley Trust Company will receive shareholder services fees from the shareholder services agent for the Equity and Income Funds and directly from the Money Market Fund in amounts equal to a maximum annual percentage of the Funds' average daily net assets as follows:

       -------------------------------------------------
                               Shareholder Services Fee
       -------------------------------------------------
       Equity Funds                               0.25%
       Income Funds                               0.02%
       Money Market Fund                          0.02%

     Marshall & Ilsley Trust Company receives an annual per-account fee which differs among the Funds' for sub-transfer agency services to trust and institutional accounts maintained on its trust accounting system. Marshall & Ilsley Trust Company also, from time to time, receives reimbursement from the Funds' distributor and its affiliates for certain expenses incurred in marketing the Funds and for other administrative services on behalf of shareholders.

[GRAPHIC]   Financial Highlights

  The Financial Highlights will help you understand a Fund's financial performance for its past five fiscal years or since inception, if the life of a Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.

  The following table has been audited by Arthur Andersen LLP, the Funds' independent public accountants. Their report dated October 23, 1998 is included in the Annual Report for the Funds, which is incorporated by reference. This table should be read in conjunction with the Funds' financial statements and notes thereto, which may be obtained free of charge from the Funds.

Further information about the performance of the Funds is contained in the Funds' Annual Report dated August 31, 1998, which may be obtained free of charge.




 (For a share outstanding throughout each period)


                                              Net      Net Realized and               Dividends to   Distributions to
                             Net Asset    Investment      Unrealized                  Shareholders  Shareholders from
                               Value,       Income/      Gain/(Loss)     Total from     from Net    Net Realized Gain
                             Beginning     Operating     on Security     Investment    Investment      on Security         Total
Period Ended August 31,      of Period      (Loss)       Transactions    Operations      Income       Transactions     Distributions
------------------------------------------------------------------------------------------------------------------------------------
Equity Income Fund
1994(a)                         $10.00        0.28          (0.09)           0.19          (0.23)             --           (0.23)
1995                            $ 9.96        0.33           1.26            1.59          (0.33)             --           (0.33)
1996                            $11.22        0.34           2.00            2.34          (0.35)          (0.21)          (0.56)
1997                            $13.00        0.33           3.51            3.84          (0.34)          (0.86)          (1.20)
1998                            $15.64        0.31          (0.19)(h)        0.12          (0.32)          (1.27)          (1.59)
-----------------------------------------------------------------------------------------------------------------------------------
Large-Cap Growth & Income Fund
1993(b)                         $10.00        0.10           0.07            0.17          (0.09)             --           (0.09)
1994                            $10.08        0.07          (0.03)           0.04          (0.07)             --           (0.07)
1995                            $10.05        0.09           1.59            1.68          (0.09)             --           (0.09)
1996                            $11.64        0.16           1.17            1.33          (0.15)          (0.66)          (0.81)
1997                            $12.16        0.10           3.76            3.86          (0.12)          (1.94)          (2.06)
1998                            $13.96        0.06           0.46            0.52          (0.06)          (1.18)          (1.24)
-----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Fund
1994(a)                         $10.00        0.12           0.93            1.05          (0.10)             --           (0.10)
1995                            $10.95        0.22           1.22            1.44          (0.20)          (0.11)          (0.31)
1996                            $12.08        0.21           0.78            0.99          (0.21)          (0.88)          (1.09)
1997                            $11.98        0.15           3.05            3.20          (0.15)          (1.89)          (2.04)
1998                            $13.14        0.10          (0.92)          (0.82)         (0.12)          (1.95)          (2.07)
-----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund
1994(a)                         $10.00        0.02          (0.29)          (0.27)         (0.01)          (0.03)          (0.04)
1995                            $ 9.69       (0.00)          2.62            2.62          (0.01)             --           (0.01)
1996                            $12.30       (0.06)          2.24            2.18             --           (0.92)          (0.92)
1997                            $13.56       (0.08)          2.56            2.48             --           (1.22)          (1.22)
1998                            $14.82       (0.13)         (0.93)          (1.06)            --           (1.81)          (1.81)
-----------------------------------------------------------------------------------------------------------------------------------
Small-Cap Growth Fund
1997(d)                         $10.00       (0.08)          2.27            2.19             --              --              --
1998                            $12.19       (0.22)         (1.66)          (1.88)            --           (0.49)          (0.49)
-----------------------------------------------------------------------------------------------------------------------------------
International Stock Fund
1995(c)                         $10.00        0.20           0.01            0.21          (0.05)             --           (0.05)
1996                            $10.16        0.21           0.96            1.17          (0.22)          (0.03)          (0.25)
1997                            $11.08        0.18           2.29            2.47          (0.26)          (0.09)          (0.35)
1998                            $13.20        0.26          (1.42)          (1.16)         (0.21)          (0.29)          (0.50)
-----------------------------------------------------------------------------------------------------------------------------------
Short-Term Income Fund
1993(e)                         $10.00        0.40          (0.05)           0.35          (0.40)             --           (0.40)
1994                            $ 9.95        0.45          (0.25)           0.20          (0.44)             --           (0.44)
1995                            $ 9.71        0.56           0.05            0.61          (0.58)             --           (0.58)
1996                            $ 9.74        0.62          (0.15)           0.47          (0.62)             --           (0.62)
1997                            $ 9.59        0.63           0.04            0.67          (0.62)             --           (0.62)
1998                            $ 9.64        0.61          (0.03)           0.58          (0.61)             --           (0.61)
-----------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund
1993(b)                         $10.00        0.46           0.33            0.79          (0.39)             --           (0.39)
1994                            $10.40        0.61          (0.81)          (0.20)         (0.67)          (0.17)          (0.84)
1995                            $ 9.36        0.61           0.16            0.77          (0.62)             --           (0.62)
1996                            $ 9.51        0.58          (0.25)           0.33          (0.58)             --           (0.58)
1997                            $ 9.26        0.58           0.18            0.76          (0.58)             --           (0.58)
1998                            $ 9.44        0.58           0.16            0.74          (0.58)             --           (0.58)
-----------------------------------------------------------------------------------------------------------------------------------
Government Income Fund
1993(f)                         $10.00        0.47           0.16            0.63          (0.41)             --           (0.41)
1994                            $10.22        0.64          (0.78)          (0.14)         (0.68)          (0.14)          (0.82)
1995                            $ 9.26        0.60           0.27            0.87          (0.62)             --           (0.62)
1996                            $ 9.51        0.62          (0.24)           0.38          (0.62)             --           (0.62)
1997                            $ 9.27        0.62           0.22            0.84          (0.62)             --           (0.62)
1998                            $ 9.49        0.61           0.21            0.82          (0.61)             --           (0.61)
-----------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Free Fund
1994(g)                         $10.00        0.19          (0.29)          (0.10)         (0.19)             --           (0.19)
1995                            $ 9.71        0.42           0.20            0.62          (0.42)             --           (0.42)
1996                            $ 9.91        0.43          (0.08)           0.35          (0.43)             --           (0.43)
1997                            $ 9.83        0.43           0.21            0.64          (0.43)             --           (0.43)
1998                            $10.04        0.43           0.29            0.72          (0.43)             --           (0.43)
-----------------------------------------------------------------------------------------------------------------------------------
Money Market Fund--(formerly Class A Shares)(l)
1993(b)                         $ 1.00        0.02             --            0.02          (0.02)             --           (0.02)
1994                            $ 1.00        0.03             --            0.03          (0.03)             --           (0.03)
1995                            $ 1.00        0.05             --            0.05          (0.05)             --           (0.05)
1996                            $ 1.00        0.05             --            0.05          (0.05)             --           (0.05)
1997                            $ 1.00        0.05             --            0.05          (0.05)             --           (0.05)
1998                            $ 1.00        0.05             --            0.05          (0.05)             --           (0.05)



                                                             Ratios to Average Net Assets
                                                       ----------------------------------------    Net Assets,
                            Net Asset                                   Net                       End of Period     Portfolio
                           Value, End      Total                     Investment       Expense        (000            Turnover
Period Ended August 31,    of Period      Return(i)    Expenses        Income        Waiver(k)     Omitted)           Rate
--------------------------------------------------------------------------------------------------------------------------------
Equity Income Fund
1994(a)                     $ 9.96          2.02%        1.01%(j)        3.30%(j)      0.16%(j)    $   49,396          44%
1995                        $11.22         16.40%        1.01%           3.45%         0.09%       $  107,499          43%
1996                        $13.00         21.20%        0.98%           2.83%           --        $  173,402          60%
1997                        $15.64         30.95%        1.22%           2.31%           --        $  331,730          61%
1998                        $14.17          0.04%        1.17%           2.01%           --        $  458,865          69%
-----------------------------------------------------------------------------------------------------------------------------------
Large-Cap Growth & Income Fund
1993(b)                     $10.08          1.67%        0.94%(j)        1.39%(j)      0.03%(j)    $  309,128          98%
1994                        $10.05          0.44%        0.99%           0.77%         0.01%       $  250,155          86%
1995                        $11.64         16.85%        0.98%           0.88%         0.01%       $  257,019          79%
1996                        $12.16         11.56%        0.97%           1.28%           --        $  251,583         147%
1997                        $13.96         34.50%        1.23%           0.78%           --        $  269,607          43%
1998                        $13.24          3.44%        1.21%           0.40%           --        $  274,821          33%
-----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Fund
1994(a)                     $10.95         10.59%        1.00%(j)        1.82%(j)      0.15%(j)    $  218,755          39%
1995                        $12.08         13.57%        0.96%           1.98%           --        $  220,436          78%
1996                        $11.98          8.53%        0.98%           1.68%           --        $  195,066          67%
1997                        $13.14         30.20%        1.23%           1.20%           --        $  145,143          55%
1998                        $10.25         (7.75%)       1.25%           0.96%           --        $  134,620          59%
-----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund
1994(a)                     $ 9.69         (2.74%)       1.01%(j)        0.23%(j)      0.28%(j)    $   53,642         113%
1995                        $12.30         27.06%        1.01%          (0.13%)        0.08%       $  108,256         157%
1996                        $13.56         18.92%        1.01%          (0.47%)          --        $  143,236         189%
1997                        $14.82         19.14%        1.24%          (0.52%)          --        $  196,983         211%
1998                        $11.95         (8.77%)       1.23%          (0.79%)          --        $  187,388         167%
-----------------------------------------------------------------------------------------------------------------------------------
Small-Cap Growth Fund
1997(d)                     $12.19         21.90%        1.80%(j)       (0.94%)(j)       --        $   56,425         183%
1998                        $ 9.82        (16.25%)       1.60%           1.18%           --        $   79,858         139%
-----------------------------------------------------------------------------------------------------------------------------------
International Stock Fund
1995(c)                     $10.16          2.11%        1.54%(j)        2.42%(j)      0.04%(j)    $   94,048          61%
1996                        $11.08         11.71%        1.35%           2.58%           --        $  143,783          26%
1997                        $13.20         22.73%        1.59%           1.80%           --        $  226,849          26%
1998                        $11.54         (9.09%)       1.49%           2.01%           --        $  225,248          91%
-----------------------------------------------------------------------------------------------------------------------------------
Short-Term Income Fund
1993(e)                     $ 9.95          3.57%        0.50%(j)        4.91%(j)      0.51%(j)    $   74,742          79%
1994                        $ 9.71          2.05%        0.50%           4.58%         0.39%       $  100,452         185%
1995                        $ 9.74          6.47%        0.51%           5.78%         0.40%       $   84,273         194%
1996                        $ 9.59          4.92%        0.51%           6.16%         0.40%       $  100,846         144%
1997                        $ 9.64          7.20%        0.49%           6.46%         0.59%       $  148,781         101%
1998                        $ 9.61          6.22%        0.50%           6.40%         0.55%       $  133,186          90%
-----------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund
1993(b)                     $10.40          7.99%        0.70%(j)        6.08%(j)      0.10%(j)    $  346,808         220%
1994                        $ 9.36         (2.02%)       0.71%           6.26%         0.11%       $  357,740         228%
1995                        $ 9.51          8.58%        0.71%           6.50%         0.08%       $  344,071         232%
1996                        $ 9.26          3.52%        0.72%           6.14%         0.09%       $  403,657         201%
1997                        $ 9.44          8.42%        0.72%           6.17%         0.31%       $  398,234         144%
1998                        $ 9.60          8.00%        0.71%           6.02%         0.29%       $  589,669         148%
-----------------------------------------------------------------------------------------------------------------------------------
Government Income Fund
1993(f)                     $10.22          6.40%        0.85%(j)        6.56%(j)      0.33%(j)    $   57,822         218%
1994                        $ 9.26         (1.34%)       0.86%           6.58%         0.40%       $   64,823         175%
1995                        $ 9.51          9.78%        0.86%           6.54%         0.26%       $  103,708         360%
1996                        $ 9.27          4.02%        0.86%           6.51%         0.19%       $  138,458         268%
1997                        $ 9.49          9.35%        0.86%           6.62%         0.38%       $  203,642         299%
1998                        $ 9.70          8.92%        0.87%           6.38%         0.34%       $  280,313         353%
-----------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Free Fund
1994(g)                     $ 9.71         (0.94%)       0.62%(j)        3.58%(j)      0.59%(j)    $   35,212          45%
1995                        $ 9.91          6.58%        0.61%           4.35%         0.47%       $   46,051         105%
1996                        $ 9.83          3.57%        0.61%           4.34%         0.37%       $   65,927          41%
1997                        $10.04          6.67%        0.61%           4.35%         0.54%       $   88,108          53%
1998                        $10.33          7.31%        0.61%           4.22%         0.51%       $  101,592          68%
-----------------------------------------------------------------------------------------------------------------------------------
Money Market Fund--(formerly Class A Shares)(l)
1993(b)                     $ 1.00          2.33%        0.40%(j)        2.97%(j)      0.28%(j)    $  775,890          --
1994                        $ 1.00          3.41%        0.40%           3.40%         0.29%       $  967,988          --
1995                        $ 1.00          5.57%        0.41%           5.44%         0.26%       $1,128,623          --
1996                        $ 1.00          5.39%        0.41%           5.29%         0.26%       $1,039,659          --
1997                        $ 1.00          5.35%        0.41%           5.22%         0.26%       $1,290,659          --
1998                        $ 1.00          5.51%        0.41%           5.37%         0.25%       $1,588,817          --



(a) Reflects operations for the period from October 1, 1993 (date of initial public investment) to August 31, 1994.
(b) Reflects operations for the period from November 23, 1992 (date of initial public investment) to August 31, 1993.
(c) Reflects operations for the period from September 2, 1994 (date of initial public investment) to August 31, 1995.
(d) Reflects operations for the period from September 3, 1996 (date of initial public investment) to August 31, 1997.
(e) Reflects operations for the period from November 2, 1992 (date of initial public investment) to August 31, 1993.
(f) Reflects operations for the period from December 14, 1992 (date of initial public investment) to August 31, 1993.
(g) Reflects operations for the period from February 2, 1994 (date of initial public investment) to August 31, 1994.
(h) The amount shown in this caption for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on security transactions for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(i) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(j) Computed on an annualized basis.
(k) This voluntary expense decrease is reflected in both the expense and net investment income ratios.
(l) Effective December 1998, Class A Shares changed its share class name to Class Y Shares.

A Statement of Additional Information (SAI) dated December 31, 1998 is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Funds' annual and semi-annual reports to shareholders. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual and semi-annual reports, and other information without charge, write to or call Marshall Funds Investor Services at 1-414-287-8555 or 1-800-236-FUND (3863).

You can obtain information about the Marshall Funds by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, D.C., 20549-6009, or from the SEC's Internet Web site at: http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

                    Marshall Funds Investor Services
                    1000 North Water Street
                    P.O. Box 1348
                    Milwaukee, Wisconsin 53201-1348
                    414-287-8555 or 800-236-FUND (3863)

                    TDD: Speech and Hearing Impaired Services
                    1-800-236-209-3520

                    Internet address: http://www.marshallfunds.com


                                                               G00714-01 (12/98)
                              SEC File No. 811-7047



                                      Discipline
                                          Worthy of Investor
                                                 Confidence

Marshall Funds is committed to providing quality investment management services to shareholders across the country. Our goal is to assist investors in reaching their financial goals.

 . Disciplined approach to investing -- Each Marshall Fund follows a distinct, disciplined investment approach -- and is led by a manager who doesn't bend the rules. That means every Marshall Fund manager invests within the guidelines of the prospectus and adheres to the straightforward philosophy or "mission" of each fund.

 . Dedicated and distinct research teams -- Each investment discipline is supported by separate and distinct research teams, to help ensure that the highest level of attention is given to enhancing performance.

 . Portfolios built one investment at a time -- Extensive fundamental research is conducted on each individual company. We select securities with the best prospects, while adhering to the specific investment discipline within each fund.

 . Management focus -- Critical to our research is an evaluation of the effectiveness of each company's management. We believe management's ability to anticipate or effect change is a crucial component to the success of the company and, ultimately, the fund's portfolio.

Bottom line -- You can be assured that when you invest with the Marshall Funds, you are getting exactly what you are buying. It's our truth-in-labeling approach, which gives you the confidence you need to make major investment decisions.


         Not FDIC Insured       No Bank Guarantee       May Lose Value


Not part of the prospectus


                                  [LOGO]
                        Marshall Funds Investor Services
                            1000 North Water Street
                        Milwaukee, Wisconsin 53202-6025
                               800-236-FUND(3863)
                   TDD: Speech and Hearing Impaired Services
                                  800-209-3520
                             www.marshallfunds.com
            Federated Securities Corp., Distributor G00714-01(12/98)
               M&I Investment Management Corp, Investment Adviser
                          (C)1999 Marshall Funds, Inc.



                              Marshall Funds, Inc.


                       Statement of Additional Information


                                 Class Y Shares

                                December 31, 1998






o Equity Funds                                  Income Funds
o Marshall Equity Income Fund                 o Marshall Short-Term Income Fund
o Marshall Large-Cap Growth & Income Fund     o Marshall Intermediate Bond Fund
o Marshall Mid-Cap Value Fund             o Marshall Intermediate Tax-Free Fund
o Marshall Mid-Cap Growth Fund                o Marshall Government Income Fund
o Marshall Small-Cap Growth Fund
o Marshall International Stock Fund

                                                  Money Market Fund
                                          o Marshall Money Market Fund


      This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for the Marshall Funds, dated December 31, 1998. This SAI incorporates by reference the Funds' Annual Report. You may obtain the prospectus or Annual Report without charge by calling Marshall Funds Investor Services at 1-414-287-8555 or 1-800-236-FUND (3863), or you can visit the Marshall Funds' Internet site on the World Wide Web at (http://www.marshallfunds.com).

      5800 Corporate Drive
      Pittsburgh, Pennsylvania 15237-7010


G00714-03(12/98)

FEDERATED SECURITIES CORP.
Distributor

A subsidiary of FEDERATED INVESTORS, INC.

Table of Contents

How are the Funds Organized                                1



Securities in Which the Funds Invest                       1


Securities Descriptions, Techniques and Risks              3


Investment Limitations                                    14


Determining Market Value of Securities                    16


What Do Shares Cost?                                      18


How is the Fund Sold?                                     18


How to Buy Shares                                         18


Account and Share Information                             19




What are the Tax Consequences?                            20


Who Manages the Funds?                                    21


How Does The Fund Measure Performance                     26


Performance Comparisons                                   28


Economic and Market Information                           31


Financial Statements                                      31


Appendix                                                  32


Addresses                                                 35

HOW ARE THE FUNDS ORGANIZED

Marshall Funds, Inc. (Corporation) is an open-end, management investment company that was established as a Wisconsin corporation on July 31, 1992.

The Funds are diversified portfolios of the Corporation. The Corporation may offer separate series of shares representing interests in separate portfolios of securities, and the shares in any one portfolio may be offered in separate classes. This Statement contains additional information about the Corporation and its eleven investment portfolios. This Statement uses the same terms as defined in the prospectus. The definitions of the terms series and class in the Wisconsin Business Corporation Law, Chapter 180 of the Wisconsin Statutes (WBCL) differ from the meanings assigned to those terms in the prospectus and this Statement of Additional Information. The Articles of Incorporation of the Corporation reconcile this inconsistency in terminology, and provide that the prospectus and Statement of Additional Information may define these terms consistently with the use of those terms under the WBCL and the Internal Revenue Code. SECURITIES IN WHICH THE FUNDS INVEST

Following is a table that indicates which types of securities are a: o P = Principal investment of a Fund; (shaded in chart) o A = Acceptable (but not principal) investment of a Fund; or o N = Not an acceptable investment of a Fund.



EQUITY FUNDS
-------------------------------------------------- ------------- ------------- ------------- ------------- -------------
Securities                          Equity Income  Large-Cap     Mid-Cap       Mid-Cap       International Small-Cap
                                                   Growth &      Value         Growth        Stock         Growth
                                                   Income
-------------------------------------------------- ------------- ------------- ------------- ------------- -------------
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
American Depositary Receipts1        A             A             A             A             A             A
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
Asset-Backed Securities2             A             A             A             A             A             A
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
Bank Instruments3                    A             A             A             A             A             A
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
Borrowing4                           A             A             A             A             A             A
------------------------------------
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
Common Stock                         P             P             P             P             P             P
------------------------------------ ------------- ------------- ------------- -------------               -------------
------------------------------------                                                         -------------
Common Stock of Foreign Companies    A             A             A             A             P             A
------------------------------------               ------------- ------------- ------------- ------------- -------------
------------------------------------ ------------- ------------- ------------- -------------               -------------
Convertible Securities               P             A             A             A             A             A
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
------------------------------------               ------------- ------------- ------------- ------------- -------------
Debt Obligations                     A             A             A             A             A5            A
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
Derivative Contracts and Securities  A             A             A             A             A             A
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
European Depositary Receipts         N             N             N             N             A             N
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
Fixed Rate Debt Obligations          A             A             A             A             A             A
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
Floating Rate Debt Obligations       A             A             A             A             A             A
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
Foreign Currency Hedging Transaction N             N             N             N             A             N
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
Foreign Currency Transactions        N             N             N             N             A             N
------------------------------------ ------------- ------------- ------------- -------------               -------------
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
Foreign Securities6                  A             A             A             A             P             A
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
------------------------------------ ------------- ------------- ------------- -------------               -------------
Forward Commitments, When-Issued and Delayed    A             A             A             A             A             A
Delivery Transactions
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
Futures and Options Transactions     A             A             A             A             A             A
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
Global Depositary Receipts           N             N             N             N             A             N
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
Illiquid and Restricted Securities7  A             A             A             A             A             A
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
Lending of Portfolio Securities      A             A             A             A             A             A
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
Mortgage-Backed Securities           A             A             A             A             A             A
------------------------------------               ------------- ------------- ------------- ------------- -------------
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
Preferred Stocks                     P             A             A             A             A             A
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
------------------------------------               ------------- ------------- ------------- ------------- -------------
Prime Commercial Paper8              A             A             A             A             A             A
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
Repurchase Agreements                A             A             A             A             A             A
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
Reverse Repurchase Agreements        A             A             A             A             A             A
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
Securities of Other Investment Companies        A             A             A             A             A             A
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
SWAP Transactions                    A             A             A             A             A             A
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
U.S. Government Securities           A             A             A             A             A             A
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
Variable Rate Demand Notes           A             A             A             A             A             A
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
Warrants                             A             A             A             A             A             A
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------

INCOME FUNDS AND MONEY MARKET FUND
---------------------------------------------------- ----------------- ---------------- ----------------- --------------
Securities                          Short-Term       Intermediate      Government       Intermediate      Money Market
                                    Income           Bond              Income           Tax-Free
---------------------------------------------------- ----------------- ---------------- ----------------- --------------
------------------------------------ --------------- ----------------- ---------------- ----------------- --------------
Asset-Backed Securities2             P               A                 P                A                 A
------------------------------------ --------------- ----------------- ---------------- -----------------
------------------------------------ --------------- -----------------                  ----------------- --------------
Bank Instruments3                    A               A                 A                A                 P
------------------------------------ --------------- ----------------- ---------------- ----------------- --------------
------------------------------------ --------------- ----------------- ---------------- -----------------
Borrowing4                           A               A                 A                A                 A
------------------------------------
------------------------------------ --------------- ----------------- ---------------- ----------------- --------------
Debt Obligations                     P               P                 P                P                 P
------------------------------------ --------------- ----------------- ---------------- ----------------- --------------
------------------------------------                                                                      --------------
Demand Master Notes                  A               A                 N                N                 P
------------------------------------ --------------- ----------------- ---------------- ----------------- --------------
------------------------------------ --------------- ----------------- ---------------- -----------------
Derivative Contracts and Securities  A               A                 A                A                 A
------------------------------------                                                                      --------------
------------------------------------ --------------- ----------------- ---------------- ----------------- --------------
Fixed Rate Debt Obligations          P               P                 P                P                 A
------------------------------------ --------------- ----------------- ---------------- -----------------
------------------------------------ --------------- ----------------- ---------------- ----------------- --------------
Floating Rate Debt Obligations       A               A                 A                P                 P
------------------------------------ --------------- -----------------                  ----------------- --------------
------------------------------------ --------------- ----------------- ----------------
Foreign Securities6                  A               A                 A                N                 N
------------------------------------ --------------- ----------------- ---------------- ----------------- --------------
------------------------------------ --------------- ----------------- ---------------- ----------------- --------------
Forward Commitments, When-Issued and Delayed    A               A                 A                A                 A
Delivery Transactions
-------------------------------------                                                    ----------------- --------------
------------------------------------- --------------- ----------------- ---------------- ----------------- --------------
Funding Agreements                    A               A                 A                A                 A
------------------------------------- --------------- ----------------- ---------------- ----------------- --------------
------------------------------------- --------------- ----------------- ---------------- ----------------- --------------
Futures and Options Transactions      A               A                 A                A                 N
------------------------------------- --------------- ----------------- ---------------- ----------------- --------------
------------------------------------- --------------- ----------------- ---------------- ----------------- --------------
Guaranteed Investment Contracts       N               N                 N                N                 A
------------------------------------- --------------- ----------------- ---------------- ----------------- --------------
------------------------------------- --------------- ----------------- ---------------- ----------------- --------------
Illiquid and Restricted Securities7   A               A                 A                A                 A
------------------------------------- --------------- ----------------- ---------------- ----------------- --------------
------------------------------------- --------------- ----------------- ---------------- ----------------- --------------
Lending of Portfolio Securities       A               A                 A                A                 A
------------------------------------- --------------- -----------------                  ----------------- --------------
------------------------------------- --------------- ----------------- ---------------- ----------------- --------------
Mortgage-Backed Securities            A               A                 P                N                 N
------------------------------------- --------------- ----------------- ---------------- ----------------- --------------
------------------------------------- --------------- -----------------                  ----------------- --------------
Municipal Leases                      A               A                 A                A                 N
------------------------------------- --------------- ----------------- ----------------                   --------------
------------------------------------- --------------- ----------------- ---------------- ----------------- --------------
Municipal Securities                  A               A                 A                P                 N
------------------------------------- --------------- ----------------- ---------------- ----------------- --------------
------------------------------------- --------------- ----------------- ----------------                   --------------
Participation Interests               N               N                 N                A                 N
------------------------------------- --------------- ----------------- ---------------- ----------------- --------------
------------------------------------- --------------- ----------------- ---------------- ----------------- --------------
Preferred Stocks                      N               N                 N                N                 N
------------------------------------- --------------- ----------------- ---------------- -----------------
------------------------------------- --------------- ----------------- ---------------- ----------------- --------------
Prime Commercial Paper8               A               A                 A                A                 P
------------------------------------- --------------- ----------------- ---------------- -----------------
------------------------------------- --------------- ----------------- ---------------- ----------------- --------------
Repurchase Agreements                 A               A                 A                A                 P
------------------------------------- --------------- ----------------- ---------------- ----------------- --------------
------------------------------------- --------------- ----------------- ---------------- -----------------
Reverse Repurchase Agreements9        A               A                 A                A                 A
------------------------------------- --------------- ----------------- ---------------- ----------------- --------------
------------------------------------- --------------- ----------------- ---------------- ----------------- --------------
Securities of Other Investment Companies    A               A                 A                A                 A
------------------------------------- --------------- ----------------- ---------------- ----------------- --------------
------------------------------------- --------------- ----------------- ---------------- ----------------- --------------
SWAP Transactions                     A               A                 A                A                 N
------------------------------------- --------------- -----------------                  ----------------- --------------
------------------------------------- --------------- ----------------- ---------------- ----------------- --------------
U.S. Government Securities            A               A                 P                A                 A
------------------------------------- --------------- ----------------- ---------------- ----------------- --------------
------------------------------------- --------------- ----------------- ---------------- ----------------- --------------
Variable Rate Demand Notes            A               A                 A                A                 A
------------------------------------- --------------- ----------------- ---------------- ----------------- --------------

1. All Funds may invest up to 20% of their respective assets, however, the International Stock Fund has no limit. 2. The Equity Funds and Income Funds may invest in Asset-Backed Securities rated, at the time of purchase, in the top four rating categories by a nationally recognized statistical rating organization (NRSRO) (securities rated AAA, AA, A or BBB by Standard & Poor's (S&P) and Fitch IBCA, Inc. (Fitch) and Aaa, Aa, A or Baa by Moody's Investors Service, Inc. (Moody's)), or if unrated, determined by the Adviser to be of comparable quality. The Money Market Fund will invest in only the short-term tranches, which will generally have a maturity not exceeding 397 days. Only the Income Funds expect that they might exceed 5% of their respective net assets in these securities.

3. The Equity Funds and Money Market Funds may purchase foreign Bank Instruments. The Equity Funds and Money Market Funds (except International Stock
Fund) are limited to 5% of total assets. The Income Funds may invest in foreign Bank Instruments, although they do not presently intend to do so.


4. The International Stock Fund may borrow money to purchase securities, a strategy that involves purchasing securities in amounts that exceed the amount it has invested in the underlying securities. The excess exposure increases the risks associated with the underlying securities and tends to exaggerate the effect of changes in the value of its portfolio securities and consequently on the Fund's net asset value. The Fund may pledge more than 5% of its total assets to secure such borrowings.

5. Must be issued by U.S. corporations and rated in the top four categories by an NRSRO or, if unrated determined by the Adviser to be of comparable quality.
6. The Equity Funds, except International Stock Fund may only invest up to 5% of their respective net assets in foreign securities other than American Depositary Receipts. 7. All Funds may invest up to 15% of their respective assets in illiquid securities except that the Money Market Fund is limited to 10%. 8. The Small-Cap Growth Fund may purchase commercial paper rated investment grade by an NRSRO or, if unrated determined by the Adviser to be of comparable quality. The other Funds may purchase commercial paper rated in the two highest rating categories by an NRSRO or, if unrated determined by the Adviser to be of comparable quality. 9. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Money Market Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date on the reverse repurchase agreement. SECURITIES DESCRIPTIONS, TECHNIQUES AND RISKS As used in this section, the term Adviser means Adviser or Subadviser, as applicable. Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority. Some government entities are supported by the full, faith and credit of the United States. Other government entities receive support through federal subsidies, loans or other benefits. A few government entities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risk, but not as low as Treasury securities. The Fund treats mortgage-backed securities guaranteed by a government sponsored entity as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risk, it does not reduce the market and prepayment risks. Asset-Backed Securities are issued by non-governmental entities and carry no direct or indirect government guarantee. Asset-Backed Securities represent an interest in a pool of assets such as car loans and credit card receivables. Almost any type of fixed income asset (including other fixed income securities) may be used to create an asset backed security. However, most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. Asset-backed securities may take the form of commercial paper or notes, in addition to pass through certificates or asset-backed bonds. Asset backed securities may also resemble some types of CMOs. Payments on asset-backed securities depend upon assets held by the issuer and collections of the underlying loans. The value of these securities depends on many factors, including changing interest rates, the availability of information about the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. Also, these securities may be subject to prepayment risk. Bank Instruments. Bank Instruments are unsecured interest bearing deposits with banks. Bank Instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Instruments denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks are commonly referred to as Eurodollar instruments. Instruments denominated in U.S. dollars and issued by U.S. branches of foreign banks are referred to as Yankee instruments.

The Funds will invest in bank instruments that have been issued by banks and savings and loans that have capital, surplus and undivided profits of over $100 million or whose principal amount is insured by the Bank Insurance Fund or the Savings Association Insurance Fund, which are administered by the Federal Deposit Insurance Corporation. Securities that are credit-enhanced with a bank's irrevocable letter of credit or unconditional guaranty will also be treated as Bank Instruments.

          Foreign Bank Instruments. Eurodollar Certificates of Deposit (ECDs), Yankee Certificates of Deposit (YCDs) and Eurodollar Time Deposits
          (ETDs) are all U.S. dollar denominated certificates of deposit. ECDs are issued by, and ETDs are deposits of, foreign banks or foreign branches of U.S. banks. YCDs are issued in the U.S. by branches and agencies of foreign banks.

       ECDs, ETDs, YCDs, and Europaper have many of the same risks of other foreign securities. Examples of these risks include economic and political developments, that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank and the possible impact of interruptions in the flow of international currency transactions. Also, the issuing banks or their branches are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, and recordkeeping, and the public availability of information. These factors will be carefully considered by the Adviser in selecting these investments.

Borrowing. The Funds may borrow money from banks or through reverse repurchase agreements in amounts up to one-third of total assets (net assets for the Money Market Fund, Short-Term Income Fund and Intermediate Bond Fund), and pledge some assets as collateral. A Fund that borrows will pay interest on borrowed money and may incur other transaction costs. These expenses could exceed the income received or capital appreciation realized by the Fund from any securities purchased with borrowed money. With respect to borrowings, the Funds are required to maintain continuous asset coverage to 300% of the amount borrowed. If the coverage declines to less than 300%, the Fund must sell sufficient portfolio securities to restore the coverage even if it must sell the securities at a loss.

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most common types of corporate debt security. The credit risks of corporate debt securities vary widely among issuers.

Convertible Securities. Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, if the Fund holds fixed income securities convertible into shares of common stock at a conversion price of $10 per share, and the shares have a market value of $12, the Fund could realize an additional $2 per share by converting the fixed income securities.

To compensate for the value of the conversion option, convertible securities have lower yields than comparable fixed income securities. In addition, the conversion price exceeds the market value of the underlying equity securities at the time a convertible security is issued. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Credit Enhancement. Certain acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. The Adviser may evaluate a security based, in whole or in part, upon the financial condition of the party providing the credit enhancement (the credit enhancer). The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.

For diversification purposes, credit-enhanced securities will not be treated as having been issued by the credit enhancer, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit-enhanced by the credit enhancer. In such cases, the securities will be treated as having been issued both by the issuer and the credit enhancer.

Credit Quality. The fixed income securities in which a Fund invest will be rated at least investment grade by a nationally recognized statistical ratings organization (NRSRO). Investment grade securities have received one of an NRSRO's four highest ratings. Securities receiving the fourth highest rating (Baa by Moody's or BBB by S&P or Fitch) have speculative characteristics and changes in the market or the economy are more likely to affect the ability of the issuer to repay its obligations when due. The Adviser will evaluate downgraded securities and will sell any security determined not to be an acceptable investment. The Money Market Fund is subject to Rule 2a-7 under the Investment Company Act of 1940, and will follow the credit quality requirements of the Rule.

Commercial Paper and Restricted and Illiquid Securities. Commercial paper is an issuer's draft or note with a maturity of less than nine months. Companies typically issue commercial paper to fund current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. Commercial paper may default if the issuer cannot continue to obtain financing in this fashion. The short maturity of commercial paper reduces both the market and credit risk as compared to other debt securities of the same issuer. The Funds may invest in commercial paper issued under Section 4(2) of the Securities Act of 1933. By law, the sale of Section 4(2) commercial paper is restricted and is generally sold only to institutional investors, such as a Fund. A Fund purchasing Section 4(2) commercial paper must agree to purchase the paper for investment purposes only and not with a view to public distribution. Section 4(2) commercial paper is normally resold to other institutional investors through investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Funds believe that Section 4(2) commercial paper and certain other restricted securities which meet the Director's criteria for liquidity are quite liquid. Section 4(2) commercial paper and restricted securities which are deemed liquid, will not be subject to the investment limitation. In addition, because Section 4(2) commercial paper is liquid, the Funds intend to not subject such paper to the limitation applicable to restricted securities. Demand Features. The Funds may purchase securities subject to a demand feature, which may take the form of a put or standby commitment. Demand features permit a fund to demand payment of the value of the security (plus an accrued interest) from either the issuer of the security or a third-party. Demand features help make a security more liquid, although an adverse change in the financial health of the provider of a demand feature (such as bankruptcy), will negatively affect the liquidity of the security. Other events may also terminate a demand feature, in which case liquidity is also affected.

Demand Master Notes. Demand master notes are short-term borrowing arrangements between a corporation or government agency and an institutional lender (such as a Fund) payable upon demand by either party. A party may demand full or partial payment and the notice period for demand typically ranges from one to seven days. Many master notes give a Fund the option of increasing or decreasing the principal amount of the master note on a daily or weekly basis within certain limits. Demand master notes usually provide for floating or variable rates of interest.

Depositary Receipts. American Depositary Receipts (ADRs) are receipts, issued by a U.S. bank, that represent an interest in shares of a foreign-based corporation. ADRs provide a way to buy shares of foreign-based companies in the U.S. rather than in overseas markets. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts, issued by foreign banks or trust companies, or foreign branches of U.S. banks, that represent an interest in shares of either a foreign or U.S. corporation. Depositary Receipts may not be denominated in the same currency as the underlying securities into which they may be converted, and are subject to currency risks. Depositary Receipts involves many of the same risks of investing directly in foreign securities.

Derivative Contracts. Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.


Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract. Duration. Duration is a measure of volatility in the price of a bond prior to maturity. Volatility is the magnitude of the change in the price of a bond relative to a change in the market interest rate. Volatility is based upon a bond's coupon rate; maturity date; and the level of market yields of similar bonds. Generally, bonds with lower coupons or longer maturities will be more volatile than bonds with higher coupons or shorter maturities. Duration combines these variables into a single measure. Equity securities are the fundamental unit of ownership in a company. They represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Equity Funds invest.
     Common stocks are the most prevalent type of equity security. Common stockholders are entitled to the net value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock. Preferred stocks have the right to receive specified dividends or distributions before the payment of dividends or distributions on common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may provide for the issuer to redeem the stock on a specified date. A Fund holding redeemable preferred stock may treat it as a fixed income security. Warrants provide an option to buy the issuer's stock or other equity securities at a specified price. A Fund holding a warrant may buy the designated shares by paying the exercise price before the warrant expires. Warrants may become worthless if the price of the stock does not rise above the exercise price by the stated expiration date. Rights are the same as warrants, except they are typically issued to existing stockholders.

Fixed Income Securities. Fixed income securities generally pay interest at either a fixed or floating rate and provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. Fixed rate securities and floating rate securities react differently as prevailing interest rates change.

       Fixed Rate Debt Securities. Debt securities that pay a fixed interest rate over the life of the security and have a long-term maturity may have many characteristics of short-term debt. For example, the market may treat fixed rate/long-term securities as short-term debt when a security's market price is close to the call or redemption price, or if the security is approaching its maturity date when the issuer is more likely to call or redeem the debt.

       As interest rates change, the market prices of fixed rate debt securities are generally more volatile than the prices of floating rate debt securities. As interest rates rise, the prices of fixed rate debt securities fall, and as interest rates fall, the prices of fixed rate debt securities rise. For example, a bond that pays a fixed interest rate of 10% is more valuable to investors when prevailing interest rates are lower; therefore, this value is reflected in higher price, or a premium. Conversely, if interest rates are over 10%, the bond is less attractive to investors, and sells at a lower price, or a discount.

       Floating Rate Debt Securities. The interest rate paid on floating rate debt securities is reset periodically (e.g., every 90 days) to a predetermined index rate. Commonly used indices include: 90-day or 180-day Treasury bill rate; one month or three month London Interbank Offered Rate (LIBOR); commercial paper rates; or the prime rate of interest of a bank. The prices of floating rate debt securities are not as sensitive to changes in interest rates as fixed rate debt securities because they behave like shorter-term securities and their interest rate is reset periodically.

Foreign Currency Transactions. Foreign currency transactions are generally used to obtain foreign currencies to settle securities transactions. They can also be used as a hedge to protect assets against adverse changes in foreign currency exchange rates or regulations. When a Fund uses foreign currency exchanges as a hedge, it may also limit potential gain that could result from an increase in the value of such currencies. A Fund may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations.


European Currency Unification
Eleven of the fifteen member countries of the European Union will adopt a single European currency, the euro. The euro will become legal tender in these countries effective January 1, 1999. The countries participating in the Economic and Monetary Union (EMU) are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. The notable countries missing from the new unified currency are Great Britain, Denmark, Sweden and Greece. A new European Central Bank (ECB) will be created to manage the monetary policy of the new unified region. On the same day, the exchange rates will be irrevocably fixed between the EMU member countries. National currencies will continue to circulate until they are replaced by euro coins and bank notes by the middle of 2002. This change is likely to significantly impact the European capital markets in which the fund invests a portion of its assets. The biggest changes will be the additional risks that the fund will face in pursuing its investment objective. All of the risks described below may increase the fund's share price volatility. Uncertainties as Unification Nears Taxes. IRS regulations generally provide that euro conversion will not cause a U.S. taxpayer to realize gain or loss to the extent the taxpayer's rights and obligations are altered solely by reason of the euro conversion. However, other change that may occur contemporaneously to indices, accrual periods, holiday conventions, or other features may require the realization of gain or loss by the Fund. Volatility of Currency Exchange Rates. Exchange rates between the U.S. dollar and European currencies will likely become more volatile and unstable. Capital Market Reaction. Uncertainly in the lead-up to introduction of the euro may lead to a shift by institutional money managers away from European currencies and into other currencies. This reaction may make markets less liquid and thus more difficult for the Fund to pursue its investment strategy. Conversion Costs. European issuers of securities in which the fund invests, particularly those that deal in good and services, may face substantial conversion costs. These costs may not be accurately anticipated and therefore present another risk factor that may affect issuer profitability and creditworthiness. Uncertainties after Unification of Currency Contract Continuity. Some financial contracts may become unenforceable when the currencies are unified. These financial contracts may include bank loan agreements, master agreements for swaps and other derivatives, master agreements for foreign exchange and currency option transactions and debt securities. The risk of unenforceability may arise in a number of ways: For example, a contract used to hedge against exchange-rate volatility between two EU currencies will become "fixed," rather than "variable," as part of the conversion since the currencies have, if effect, disappeared for exchange purposes. The European Council has enacted laws and regulations designed to ensure that financial contracts will continue to be enforceable after conversion. There is no guarantee, however, that these laws will be completely effective in preventing disputes from arising. Disputes and litigation over these contract issues could negatively impact the Fund's portfolio holdings and may create uncertainties in the valuation of financial contracts the Fund holds. ECB Policymaking. As the ECB and European market participants search for a common understanding of policy targets and instruments, interest rates and exchange rates could become more volatile.
         Foreign Currency Hedging Transactions. Foreign currency hedging transactions are used to protect against foreign currency exchange rate risks. These transactions include: forward foreign currency exchange contracts, foreign currency futures contracts, and purchasing put or call options on foreign currencies. Forward foreign currency exchange contracts (Forward Contracts) are used to minimize the risks associated with changes in the relationship between the U.S. dollar and foreign currencies. They are used to lock in the U.S. dollar price of a foreign security. A Forward Contract is a commitment to purchase or sell a specific currency for an agreed price at a future date. If the Adviser believes a foreign currency will decline against the U.S. dollar, a Forward Contract may be used to sell an amount of the foreign currency approximating the value of a Fund's security that is denominated in the foreign currency. The success of this hedging strategy is highly uncertain due to the difficulties of predicting the values of foreign currencies, of precisely matching Forward Contract amounts, and because the constantly changing value of the securities involved. The Fund will not enter into Forward Contracts for hedging purposes in a particular currency in an amount in excess of the Fund's assets denominated in that currency. Conversely, if the Adviser believes that the U.S. dollar will decline against a foreign currency, a Forward Contract may be used to buy that foreign currency for a fixed dollar amount, otherwise known as cross-hedging. In these transactions, the Fund will segregate assets with a market value equal to the amount of the foreign currency purchased. Therefore, the Fund will always have cash, cash equivalents or high quality debt securities available to cover Forward Contracts or to limit any potential risk. The segregated assets will be priced daily. Forward Contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not engaged in such contracts. Purchasing and writing put and call options on foreign currencies are used to protect the Fund's portfolio against declines in the U.S. dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. Writing an option on foreign currency constitutes only a partial hedge, up to the amount of the premium received. The Fund could lose money if it is required to purchase or sell foreign currencies at disadvantageous exchange rates. If exchange rate movements are adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. These options are traded on U.S. and foreign exchanges or over-the-counter.
Exchange-traded futures contracts are used for the purchase or sale of foreign currencies (Foreign Currency Futures) and will be used to hedge against anticipated changes in exchange rates that might adversely affect the value of a Fund's portfolio securities or the prices of securities that a Fund intends to purchase in the future. The successful use of Foreign Currency Futures depends on the ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of Foreign Currency Futures or may realize losses. Funding Agreements (Agreements), are investment instruments issued by highly rated U.S. insurance companies. Pursuant to such Agreements, a Fund may make cash contributions to a deposit fund of the insurance company's general or separate accounts. The insurance company then credits guaranteed interest to the Fund. The insurance company may assess periodic charges against an Agreement for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for an Agreement becomes part of the general assets of the issuer, and the Agreement is paid from the general assets of the issuer. The Money Market Fund will only purchase Agreements from issuers that meet quality and credit standards established by the Adviser. Generally, Agreements are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in Agreements does not currently exist. Also, the Money Market Fund may not have the right to receive the principal amount of an Agreement from the insurance company on seven days' notice or less. Therefore, Agreements are typically considered to be illiquid investments. Futures and Options Transactions. As a means of reducing fluctuations in its net asset value, a Fund may buy and sell futures contracts and options on futures contracts, and buy put and call options on portfolio securities and securities indices to hedge its portfolio. A Fund may also write covered put and call options on portfolio securities to attempt to increase its current income or to hedge its portfolio. There is no assurance that a liquid secondary market will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.
       Futures Contracts. A futures contract is a commitment by two parties under which one party agrees to make delivery of an asset (seller) and another party agrees to take delivery of the asset at a certain time in the future. A futures contract may involve a variety of assets including commodities (such as oil, wheat, or corn) or a financial asset (such as a security). A Fund may purchase and sell financial futures contracts to hedge against anticipated changes in the value of its portfolio without necessarily buying or selling the securities. Although some financial futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a futures contract is accomplished by purchasing or selling an identical offsetting futures contract. Other financial futures contracts call for cash settlements. A Fund may purchase and sell stock index futures contracts to hedge against anticipated price changes with respect to any stock index traded on a recognized stock exchange or board of trade. A stock index futures contract is an agreement in which two parties agree to take or make delivery of an amount of cash equal to the difference between the price of the original contract and the value of the index at the close of the last trading day of the contract. No physical delivery of the underlying securities in the index is made. Settlement is made in cash upon termination of the contract. Margin In Futures Transactions. Since a Fund does not pay or receive money upon the purchase or sale of a futures contract, it is required to deposit an amount of initial margin in cash, U.S. government securities or highly-liquid debt securities as a good faith deposit. The margin is returned to the Fund upon termination of the contract. Initial margin in futures transactions does not involve borrowing to finance the transactions. As the value of the underlying futures contract changes daily, the Fund pays or receives cash, called variation margin, equal to the daily change in value of the futures contract. This process is known as marking to market. Variation margin does not represent a borrowing or loan by the Fund. It may be viewed as settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. When the Fund purchases futures contracts, an amount of cash and/or cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian to collateralize the position and insure that the use of futures contracts is unleveraged. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts. A Fund will not enter into a futures contract or purchase an option thereon for other than hedging purposes if immediately thereafter the initial margin deposits for futures contracts held by it, plus premiums paid by it for open options on futures contracts, would exceed 5% of the market value of its net assets, after taking into account the unrealized profits and losses on those contracts it has entered into. However, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such 5%. Put Options on Financial and Stock Index Futures Contracts. A Fund may purchase listed put options on financial and stock index futures contracts to protect portfolio securities against decreases in value. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities. Alternatively, a Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost. A Fund may also write (sell) listed put options on financial or stock index futures contracts to hedge its portfolio against a decrease in market interest rates or an increase in stock prices. A Fund will use these transactions to purchase portfolio securities in the future at price levels existing at the time it enters into the transaction. When a Fund sells a put on a futures contract, it receives a cash premium in exchange for granting to the buyer of the put the right to receive from the Fund, at the strike price, a short position in such futures contract. This is so even though the strike price upon exercise of the option is greater than the value of the futures position received by such holder. As market interest rates decrease or stock prices increase, the market price of the underlying futures contract normally increases. When the underlying futures contract increases, the buyer of the put option has less reason to exercise the put because the buyer can sell the same futures contract at a higher price in the market. If the value of the underlying futures position is not such that exercise of the option would be profitable to the option holder, the option will generally expire without being exercised. The premium received by the Fund can then be used to offset the higher prices of portfolio securities to be purchased in the future. In order to avoid the exercise of an option sold by it, generally a Fund will cancel its obligation under the option by entering into a closing purchase transaction, unless it is determined to be in the Fund's interest to deliver the underlying futures position. A closing purchase transaction consists of the purchase by the Fund of an option having the same term as the option sold by the Fund, and has the effect of canceling the Fund's position as a seller. The premium which the Fund will pay in executing a closing purchase transaction may be higher than the premium received when the option was sold, depending in large part upon the relative price of the underlying futures position at the time of each transaction. If the hedge is successful, the cost of buying the second option will be less than the premium received by the Fund for the initial option. Call Options on Financial and Stock Index Futures Contracts. A Fund may write (sell) listed and over-the-counter call options on financial and stock index futures contracts to hedge its portfolio. When the Fund writes a call option on a futures contract, it undertakes to sell a futures contract at the fixed price at any time during the life of the option. As stock prices fall or market interest rates rise, causing the prices of futures to go down, the Fund's obligation to sell a futures contract costs less to fulfill, causing the value of the Fund's call option position to increase. In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can substantially offset the drop in value of the Fund's portfolio securities. Prior to the expiration of a call written by a Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then substantially offset the decrease in value of the hedged securities. A Fund may buy a listed call option on a financial or stock index futures contract to hedge against decreases in market interest rates or increases in stock price. A Fund will use these transactions to purchase portfolio securities in the future at price levels existing at the time it enters into the transaction. When a Fund purchases a call on a financial futures contract, it receives in exchange for the payment of a cash premium the right, but not the obligation, to enter into the underlying futures contract at a strike price determined at the time the call was purchased, regardless of the comparative market value of such futures position at the time the option is exercised. The holder of a call option has the right to receive a long (or buyer's) position in the underlying futures contract. As market interest rates fall or stock prices increase, the value of the underlying futures contract will normally increase, resulting in an increase in value of the Fund's option position. When the market price of the underlying futures contract increases above the strike price plus premium paid, the Fund could exercise its option and buy the futures contract below market price. Prior to the exercise or expiration of the call option, the Fund could sell an identical call option and close out its position. If the premium received upon selling the offsetting call is greater than the premium originally paid, the Fund has completed a successful hedge. Limitation on Open Futures Positions. A Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if together the value of the open positions exceeds the current market value of the Fund's portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation. Purchasing Put and Call Options on Securities. A Fund may purchase put options on portfolio securities to protect against price movements in the Fund's portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. A Fund may purchase call options on securities acceptable for purchase to protect against price movements by locking in on a purchase price for the underlying security. A call option gives the Fund, in return for a premium, the right to buy the underlying security from the seller at a specified price during the term of the option. Writing Covered Call and Put Options on Securities. A Fund may write covered call and put options to generate income and thereby protect against price movements in the Fund's portfolio securities. As writer of a call option, the Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. The Fund may only sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash or U.S. government securities in the amount of any additional consideration). As a writer of a put option, the Fund has the obligation to purchase a security from the purchaser of the option upon the exercise of the option. In the case of put options, the Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities. Stock Index Options. A Fund may purchase or sell put or call options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index. Upon the exercise of the option, the holder of a call option has the right to receive, and the writer of a put option has the obligation to deliver, a cash payment equal to the difference between the closing price of the index and the exercise price of the option. The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Fund's portfolio correlate with price movements of the stock index selected. The value of an index option depends upon movements in the level of the index rather than the price of a particular stock. Accordingly, successful use by a Fund of options on stock indices will be subject to the Adviser correctly predicting movements in the directions of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks. Over-the-Counter Options. Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not. A Fund may generally purchase and write over-the-counter options on portfolio securities or securities indices in negotiated transactions with the buyers or writers of the options when options on the Fund's portfolio securities or securities indices are not traded on an exchange. The Fund purchases and writes options only with investment dealers and other financial institutions deemed creditworthy by Adviser. Risks. When a Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities or foreign currency subject to the futures contracts may not correlate perfectly with the prices of the securities or currency in the Fund's portfolio. This may cause the futures contract and any related options to react differently to market changes than the portfolio securities or foreign currency. In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements or foreign currency exchange rate fluctuations. In these events, the Fund may lose money on the futures contract or option. When a Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian or the broker, to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When the Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.

Lending of Portfolio Securities. In order to generate additional income, a Fund may lend portfolio securities. When a Fund lends portfolio securities, it will receive either cash or liquid securities as collateral from the borrower. A Fund will reinvest cash collateral in short-term liquid securities that qualify as an otherwise acceptable investment for the Fund. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to a securities lending agent or broker. Mortgage-Backed Securities represent interests in pools of mortgages. The underlying mortgages normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs. Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is a "pass-through certificate." Holders of pass-through certificates receive a pro rata share of the payments from the underlying mortgages. Holders also receive a pro rata share of any prepayments, so they assume all the prepayment risk of the underlying mortgages. Collateralized mortgage obligations (CMOs) are complicated instruments that allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and market risks for each CMO class. In addition, CMOs may allocate interest payments to one class (IOs) and principal payments to another class (POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs prices tend to increase when interest rates rise (and prepayments fall), making IOs a useful hedge against market risk. Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high rate mortgages when mortgage rates fall. This results in the prepayment of mortgage-backed securities, which deprives holders of the securities of the higher yields. Conversely, when mortgage rates increase, prepayments due to refinancings decline. This extends the life of mortgage-backed securities with lower yields. As a result, increases in prepayments of premium mortgage-backed securities, or decreases in prepayments of discount mortgage-backed securities, may reduce their yield and price. This relationship between interest rates and mortgage prepayments makes the price of mortgage-backed securities more volatile than most other types of fixed income securities with comparable credit risks. Mortgage-backed securities tend to pay higher yields to compensate for this volatility. CMOs may include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and any prepayments in excess of this rate. In addition, PACs will receive the companion classes' share of principal payments if necessary to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risk by increasing the risk to their companion classes. Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and market risks from the Floater to the Inverse Floater class, reducing the price volatility of Floater class and increasing the price volatility of the
Inverse  Floater  class.   CMOs must allocate all payments  received from the
underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, real estate mortgage investment conduits (REMICs) (offerings of multiple class mortgage backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code) have residual interests that
receive any mortgage  payments not  allocated to another  REMIC class.   The
degree of increased or decreased prepayment risk depends upon the structure of the CMOs. Z classes, IOs, POs, and Inverse Floaters are among the most volatile investment grade fixed income securities currently traded in the United States. However, the actual returns on any type of mortgage backed security depends upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools. Municipal securities are fixed income securities issued by states, counties, cities and other political subdivisions and authorities. Although most municipal securities are exempt from federal income tax, municipalities may also issue taxable securities. Tax-exempt securities are generally classified by their source of payment.
      General obligation bonds are supported by the issuer's full faith and credit. The issuer must levy and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to levy additional taxes may be limited by its charter or state law. Special revenue bonds are payable solely from specific revenues received by the issuer. The revenues may consist of specific taxes, assessments, tolls, fees or other types of municipal revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Bondholders could not collect from the municipality's general taxes or revenues. Therefore, any shortfall in the tolls normally would result in a default on the bonds. Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds to the company using the factory, and the company would agree make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds. The interest on many types of private activity bonds is subject to the federal alternative minimum tax. The Funds may invest in bonds subject to the federal alternative minimum tax. Anticipation notes are securities issued in anticipation of the receipt of taxes, grants, bond proceeds or other municipal revenues. For example, many municipalities collect property taxes once a year. Such municipalities may issue tax anticipation notes to fund their operations prior collecting these taxes. The issuers then repay the tax anticipation notes at the end of their fiscal year, either with collected taxes or proceeds from newly issued notes or bonds. Tax increment financing bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue these bonds to redevelop a commercial area. The tax increment financing bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

Municipal Securities include:
|X|TRANs: tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues; |X|TANs: tax anticipation notes issued to finance working capital needs in anticipation of receiving taxes |X|RANs: revenue anticipation notes issued to finance working capital needs in anticipation of receiving revenues |X|BANs: bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds |X|municipal commercial paper and other short-term notes |X|variable rate demand notes |X|industrial development bonds |X|municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases |X|construction loan notes insured by the Federal Housing Administration and financed by Fannie Mae or Ginnie Mae; and |X|participation, trust and partnership interests in any of the foregoing obligations.

Diversification of the Intermediate Tax-Free Fund's investments is obtained geographically by purchasing issues of Municipal Securities representative of various areas of the U.S. and general obligations of states, cities and school districts as well as some revenue issues which meet the Funds' acceptable quality criteria.

       Municipal Leases. A Fund may purchase participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment unless the participation interests are credit enhanced. The Adviser must consider the following factors in determining the liquidity of municipal lease securities: (1) the frequency of trades and quotes for the security; (2) the volatility of quotations and trade prices for the security; (3) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (4) dealer undertakings to make a market in the security; (5) the nature of the security and the nature of the marketplace trades; (6) the rating of the security and the financial condition and prospects of the issuer of the security; (7) such other factors as may be relevant to the Funds' ability to dispose of the security; (8) whether the lease can be terminated by the lessee; (9) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (10) the lessee's general credit strength; (11) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations; and (12) any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease. Variable Rate Municipal Securities. Variable interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate Municipal Securities than for fixed rate obligations. Many Municipal Securities with variable interest rates purchased by a Fund are subject to repayment of principal (usually within seven days) on the Fund's demand. For purposes of determining the Funds' average maturity, the maturities of these variable rate demand Municipal Securities (including participation interests) are the longer of the periods remaining until the next readjustment of their interest rates or the periods remaining until their principal amounts can be recovered by exercising the right to demand payment. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.
Repurchase Agreements and Reverse Repurchase Agreements. A repurchase agreement is a transaction in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting an agreed upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed upon interest rate is unrelated to the interest rate on that security. The Adviser will continually monitor the value of the underlying security to ensure that the value of the security always equals or exceeds the repurchase price. A Fund's custodian is required to take possession of the securities subject to repurchase agreements. These securities are marked to market daily. To the extent that the original seller defaults and does not repurchase the securities from a Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by the Fund might be delayed pending court action. The Funds believe that, under the procedures normally in effect for custody of the portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Funds and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy. Reverse repurchase agreement transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund sells a portfolio security to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio at a price equal to the original sale price plus interest. A Fund may use reverse repurchase agreements for liquidity and may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous. When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled. Securities Lending Risks. When the Fund lends its portfolio securities, it may not be able to get them back from the borrower on a timely basis. If this occurs, the Fund may lose certain investment opportunities. The Fund is also subject to the risks associated with the investments of cash collateral, usually fixed-income securities risk. Swap Transactions. In a standard swap transaction, two parties agree to exchange
(SWAP) the returns (or differentials in rates of return) on particular securities, which may be adjusted for an interest factor. The returns to be swapped are generally calculated with respect to a return on a notional dollar amount invested at a particular interest rate, or in a basket of securities representing a particular index. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate on $10 million principal amount in exchange for the right to receive the equivalent of a fixed rate of interest on $10 million principal amount. Neither party to the swap would actually advance $10 million to the other. The Funds will usually enter into swaps on a net basis (i.e., the two payment streams are netted out), with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Funds' obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis, and the Funds will segregate liquid assets in an aggregate net asset value at least equal to the accrued excess, if any, on each business day. If a Fund enters into a swap on other than a net basis, a Fund will segregate liquid assets in the full amount accrued on a daily basis of a Fund's obligations with respect to the swap. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreements related to the transaction. The Funds expect to enter into swap transactions primarily to hedge against changes in the price of other portfolio securities. For example, a Fund may hedge against changes in the market value of a fixed rate security by entering into a swap that requires the Fund to pay the same or a lower fixed rate of interest on a notional principal amount equal to the principal amount of the security in exchange for a variable rate of interest based on a market index. Interest accrued on the hedged note would then equal or exceed the Funds' obligations under the swap, while changes in the market value of the swap would largely offset any changes in the market value of the note. The Funds may also enter into swaps to preserve or enhance a return or spread on a portfolio security. The Funds do not intend to use these transactions in a speculative manner. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. The Adviser has determined that, as a result, the swap market has become relatively liquid. Interest rate caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than other swaps. To the extent swaps, caps or floors are determined by the Adviser to be illiquid, they will be included in a Fund's limitation on investments in illiquid securities. To the extent a Fund sells caps and floors, it will maintain in a segregated account cash and/or U.S. government securities having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of a Fund's obligations with respect to caps and floors. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of a Fund would diminish compared with what it would have been if these investment techniques were not utilized. Moreover, even if the Adviser is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the portfolio security being hedged. Swap transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to a default on an interest rate swap is limited to the net asset value of the swap together with the net amount of interest payments owed to a Fund by the defaulting party. A default on a portfolio security hedged by an interest rate swap would also expose a Fund to the risk of having to cover its net obligations under the swap with income from other portfolio securities. Temporary Investments. There may be times when market conditions warrant a defensive position (this rarely applies to the Money Market Fund). During these market conditions each of the Funds may temporarily invest without limit in short-term debt obligations (money market instruments). These investments include commercial paper, bank instruments, U.S. government obligations, repurchase agreements, securities of other investment companies, taxable or tax-free Municipal Securities (for the Intermediate Tax-Free Fund) and foreign securities (for the International Stock Fund). The Intermediate Tax-Free Fund does not currently intend to make any taxable investments although they are permitted to do so. Each Fund's temporary investments must be of comparable quality to its primary investments. Treasury securities are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risk. Warrants give the Fund the option to buy the issuer's stock or other equity securities at a specified price. The Fund may buy the designated shares by paying the exercise price before the warrant expires. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. Rights are the same as warrants, except they are typically issued to existing stockholders. When-Issued and Delayed Delivery Transactions. These transactions are made to secure what is considered to be an advantageous price or yield. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Other than normal transaction costs, no fees or expenses are incurred. However, liquid assets of a Fund are segregated on a Fund's records at the trade date in an amount sufficient to make payment for the securities to be purchased. These assets are marked to market daily and are maintained until the transaction has been settled. INVESTMENT LIMITATIONS

FUNDAMENTAL LIMITATIONS

The following investment limitations are fundamental and cannot be changed unless authorized by the "majority of its outstanding voting securities of a Fund," as defined by the Investment Company Act.

Selling Short and Buying on Margin

The Funds will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. A deposit or payment by a Fund of initial or variation margin in connection with futures contracts, forward contracts or related options transactions is not considered the purchase of a security on margin. Issuing Senior Securities and Borrowing Money

The Funds will not issue senior securities except that each Fund may borrow money, directly or through reverse repurchase agreements, in amounts up to one-third of the value of its total assets (net assets in the case of the Money Market Fund, Short-Term Income Fund, and Intermediate Bond Fund) including the amounts borrowed; and except to the extent that a Fund is permitted to enter into futures contracts, options or forward contracts. Except for the International Stock Fund, a Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of its portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. Except for the International Stock Fund, a Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. Pledging Assets

The Funds will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, each Fund may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of its total assets at the time of the pledge. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contracts and related options; and segregation of collateral arrangements made in connection with options activities, forward contracts or the purchase of securities on a when-issued basis. Lending Cash or Securities

The Funds will not lend any of their assets except portfolio securities. Except for the International Stock Fund, loans may not exceed one-third of the value of a Fund's total assets. This shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies, and limitations. Investing in Commodities

The Funds will not purchase or sell commodities, commodity contracts, or commodity futures contracts. However, except for the Short-Term Income Fund, the Intermediate Bond Fund, and the Money Market Fund, a Fund may purchase and sell futures contracts and related options, and the International Stock Fund may also enter into forward contracts and related options. Investing in Real Estate

The Funds will not purchase or sell real estate, including limited partnership interests, although a Fund may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or which represent interests in real estate. Diversification of Investments

With respect to securities comprising 75% of the value of its total assets, a Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer or if it would own more than 10% of the outstanding voting securities of such issuer. Under this limitation, the Intermediate Tax Free Fund will consider each governmental subdivision, including states and the District of Columbia, territories, possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalities, or similar entities, a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues. Industrial developments bonds backed only by the assets and revenues of a non-governmental user are considered to be issued solely by that user. If in the case of an industrial development bond or government-issued security, a governmental or some other entity guarantees the security, such guarantee would be considered a separate security issued by the guarantor, subject to a limit on investments in the guarantor of 10% of total assets. Concentration of Investments

(Intermediate Tax-Free Fund only)
The Intermediate Tax-Free Fund will not invest 25% or more of the value of its total assets in any one industry, except for temporary defensive purposes, the Fund may invest 25% or more of the value of its total assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, and repurchase agreements collateralized by such securities. In addition, the Intermediate Tax-Free Fund may invest more than 25% of the value of its total assets in obligations issued by any state, territory, or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, including tax-exempt project notes guaranteed by the U.S. government, regardless of the location of the issuing municipality. This policy applies to securities which are related in such a way that an economic, business, or political development affecting one security would also affect the other securities (such as securities paid from revenues from selected projects in transportation, public works, education, or housing). (All Other Funds) A Fund will not invest 25% or more of its total assets in any one industry. However, investing in U.S. government securities (and domestic bank instruments for the Money Market Fund) shall not be considered investments in any one industry. Underwriting

A Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted (the term restricted does not apply to the Intermediate Tax-Free Fund) securities which the Fund may purchase pursuant to its investment objective, policies and limitations. Non-Fundamental Limitations

The following investment limitations are non-fundamental and, therefore, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective. Investing in Illiquid and Restricted Securities

The Funds will not invest more than 15% (10% for the Money Market Fund) of the value of their net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, over-the-counter options, guaranteed investment contracts, and certain restricted securities not determined by the Directors to be liquid (including certain municipal leases). Purchasing Securities to Exercise Control

The Funds will not purchase securities of a company for the purpose of exercising control or management.
Investing in Securities of Other Investment Companies

Each Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, will invest no more than 5% of total assets in any one investment company, and will invest no more than 10% of its total assets in investment companies in general, unless permitted to exceed these limits by an exemptive order of the SEC. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. The Money Market Fund will limit its investments in other investment companies to those of money market funds having investment objectives and policies similar to its own. Investing in Options

Except for bona fide hedging purposes, a Fund may not invest more than 5% of the value of its net assets in the sum of (a) premiums on open option positions on futures contracts, plus (b) initial margin deposits on futures contracts. A Fund will not purchase put options or write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or has segregated cash in the amount of any further payment. A Fund will not write call options in excess of 25% of the value of its total assets. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Fund considers instruments (such as certificates of deposit and demand and time deposits) issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be cash items. Regulatory Compliance. The Money Market Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this statement of additional information, in order to comply with applicable laws and regulations. In particular, the Money Market Fund will comply with the various requirements of Rule 2a-7 under the Act, which regulates money market mutual funds. For example, Rule 2a-7 generally prohibits the investment of more than 5% of the Money Market Fund's total assets in the securities of any one issuer, although the Money Market Fund's fundamental investment limitation only requires such 5% diversification with respect to 75% of its assets. The Money Market Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Money Market Fund may change these operational policies to reflect changes in the laws and regulations without shareholder approval. DETERMINING MARKET VALUE OF SECURITIES

USE OF THE AMORTIZED COST METHOD (MONEY MARKET FUND ONLY)

The Directors have decided that the best method for determining the value of portfolio instruments for the Money Market Fund is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Money Market Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with the provisions of Rule 2a-7 (the Rule) promulgated by the Securities and Exchange Commission under the Act. Under the Rule, the Directors must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. Under the Rule, the Money Market Fund is permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles the Fund to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days' notice or (2) at specified intervals not exceeding 397 days on no more than 30 days' notice. A standby commitment entitles the Fund to achieve same-day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise. The Money Market Fund acquires instruments subject to demand features and standby commitments to enhance the instrument's liquidity. The Fund treats demand features and standby commitments as part of the underlying instruments, because the Fund does not acquire them for speculative purposes and cannot transfer them separately from the underlying instruments. Therefore, although the Fund defines demand features and standby commitments as puts, the Fund does not consider them to be corporate investments for purposes of its investment policies. Monitoring Procedures. The Directors' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Directors will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Directors will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value. Investment Restrictions. The Rule requires that the Money Market Fund limit its investments to instruments that, in the opinion of the Directors, present minimal credit risks and have received the requisite rating from one or more NRSROs. If the instruments are not rated, the Directors must determine that they are of comparable quality. The Rule also requires the Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instrument with a remaining maturity of more than 397 days can be purchased by the Fund. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Money Market Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible. Shares of investment companies purchased by the Fund will meet these same criteria and will have investment policies consistent with Rule 2a-7. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Money Market Fund, computed based upon amortized cost valuation, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of the Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates. MARKET VALUES (ALL OTHER FUNDS)

Market values of portfolio securities are determined as follows:

o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

o for all other securities, at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors.

A Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value, the International Stock Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation may be done by others.
WHAT DO SHARES COST?


Except under certain circumstances described in the prospectus, Shares are sold at their net asset value on days the New York Stock Exchange is open for business. The procedure for purchasing Shares is explained in the prospectus under "How to Buy Shares" and "What Do Shares Cost." HOW IS THE FUND SOLD?


Under the Distributor's Contract with the Funds, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis. Texas residents must purchase shares of the Funds through M&I Brokerage
Services,   Inc.  at   1-800-236-FUND   (3863),   or  through   any   authorized
broker-dealer.
SHAREHOLDER SERVICES

The Funds (except Money Market Fund) may pay Federated Shareholder Services , a subsidiary of Federated Investors, Inc., for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services may select others (including MFIS) to perform these services for their customers and may pay them fees. MFIS is the shareholder servicing agent for the Money Market Fund. As such, MFIS provides shareholder services which include, but are not limited to, distributing prospectuses and other information, providing shareholder assistance, and communicating or facilitating purchases and redemption of shares.

SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services (but not out of Fund assets). The Distributor and/or Federated Shareholder Services may be reimbursed by the Adviser or its affiliates.



Investment professional receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, Authorized Dealers may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the Authorized Dealer sells or may sell and/or upon the type and nature of sales or marketing support furnished by the Authorized Dealer.



HOW TO BUY SHARES
EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in an exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.
REDEMPTION IN KIND

Although the Funds intend to pay share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities. Because the Corporation has elected to be governed by Rule 18f-1 under the Investment Company Act or 1940, the Funds are obligated to pay share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net assets represented by such share class during any 90-day period. Any share redemption payment greater than this amount will also be in cash unless the Funds' Directors determine that payment should be in kind. In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its net asset value. The portfolio securities will be selected in a manner that the Funds' Directors deems fair and equitable and, to the extent available, such securities will be readily marketable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their portfolio securities and selling them before their maturity could receive less than the redemption value of their securities and could incur transaction costs. ACCOUNT AND SHARE INFORMATION VOTING RIGHTS Shareholders of each Fund are entitled: (i) to one vote per full share of Common Stock; (ii) to distributions declared by Directors; and (iii) upon liquidation of the Corporation, to participate ratably in the assets of the Fund available for distribution. Each share of the Fund gives the shareholder one vote in the election of Directors and other matters submitted to shareholders for vote. All shares of each portfolio or class in the Corporation have equal voting rights, except that only shares of a particular portfolio or class are entitled to vote on matters affecting that portfolio or class. Consequently, the holders of more than 50% of the Corporation's shares of common stock voting for the election of Directors can elect the entire Board of Directors, and, in such event, the holders of the Corporation's remaining shares voting for the election of
Directors will not be able to elect any person or persons to the Board of Directors. The Wisconsin Business Corporation Law (the WBCL) permits registered investment companies, such as the Corporation, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Act. The Corporation has adopted the appropriate provisions in its By-laws and does not anticipate holding an annual meeting of shareholders to elect Directors unless otherwise required by the Act. Directors may be removed by the shareholders at a special meeting. A special meeting of the shareholders may be called by the Directors upon written request of shareholders owning at least 10% of the Corporation's outstanding voting shares. The shares are redeemable and are transferable. All shares issued and sold by the Corporation will be fully paid and nonassessable except as provided in WBCL
Section 180.0622(2)(b). Fractional shares of common stock entitle the holder to the same rights as whole shares of common stock except the right to receive a certificate evidencing such fractional shares. As of December 8, 1998, the following shareholders of each Fund owned of record 5% or more of a Fund's outstanding shares: Equity Income Fund Vallee, Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, owned approximately 21,971,873 shares (64.89%); and Mitra & Co., Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, owned approximately 9,865,602 shares (29.14%). Large-Cap Growth & Income Fund Vallee, Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, owned approximately 6,407,391 shares (29.37%); and Mitra & Co., Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, owned approximately 11,914,144 shares (54.60%). Mid-Cap Value Fund Vallee, Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, owned approximately 7,727,499 shares (58.21%); and Mitra & Co., Marshall & Ilsley Trust Operations, owned approximately 5,009,339 shares (37.73%). Mid-Cap Growth Fund Vallee, Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, owned approximately 7,003,012 shares (41.67%); and Mitra & Co., Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, owned approximately 8,918,246 shares (53.08%). Small-Cap Growth Fund Vallee, Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, owned approximately 2,665,298 shares (31.26%); Capinco, Firstar Trust Company, Milwaukee, Wisconsin, owned approximately 667,303 shares (7.83%); and Mitra & Co., Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, owned approximately 4,384,585 shares (51.43%). International Stock Fund Vallee, Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, owned approximately 7,962,789 shares (43.00%); and Mitra & Co., Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, owned approximately 8,461,794 shares (45.69%). Short-Term Income Fund Vallee, Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin , owned approximately 5,817,999 shares (40.26%); and Mitra & Co., Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, owned approximately 7,774,691 shares (53.80%) Intermediate Bond Fund Vallee, Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, owned approximately 37,196,787 shares (60.13%); and Mitra & Co., Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, owned approximately 23,091,907 shares (37.34%). Government Income Fund Vallee, Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, owned approximately 11,973,856 shares (39.95%); and Mitra & Co., Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, owned approximately 15,625,394 shares (52.14%). Intermediate Tax-Free Fund Vallee, Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, owned approximately 9,624,914 shares (90.98%); and Mitra & Co., Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, owned approximately 654,066 shares (6.18%). Money Market Fund Maril & Co., Milwaukee, Wisconsin, owned approximately 1,034,960,622 of the Class Y Shares of the Fund (61.73%); and Miaz & Co., Milwaukee, Wisconsin, owned approximately 96,803,949 of the Class Y Shares of the Fund (5.77%).

Shareholders owning 25% or more of the outstanding Shares of a Fund may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

WHAT ARE THE TAX CONSEQUENCES?

FEDERAL INCOME TAX

The Funds will pay no federal income tax because each Fund expects to meet the requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax. Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by each Fund. Each Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that each Fund would realize, and to which the shareholder would be subject, in the future. The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to the Equity Funds if the Equity Funds were a regular corporation, and to the extent designated by the Equity Funds as so qualifying. Otherwise, these dividends and any short-term capital gains are taxable as ordinary income. No portion of any income dividends paid by the other Funds is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income. Under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" municipal bonds may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. Dividends of the Intermediate Tax-Free Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income. FOREIGN INVESTMENTS

Investment income on certain foreign securities purchased by the Funds may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Funds would be subject. The effective rate of foreign tax cannot be predicted since the amount of the Funds' assets to be invested within various countries is uncertain. However, the Funds' intend to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from the Funds may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

The Funds may invest in the stock of certain foreign corporations which would constitute a Passive Foreign Investment Company (PFIC). The Funds may be subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Funds' assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intend to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. Shareholders must hold Fund shares for a specified period of time to claim a foreign tax credit. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Funds' foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

STATE AND LOCAL TAXES

Distributions representing net interest received on tax-exempt municipal securities are not necessarily free from income taxes of any state or local taxing authority. State laws differ on this issue, and you should consult your tax adviser for specific details regarding the status of your account under state and local tax laws, including treatment of distributions as income or return of capital. CAPITAL GAINS

Capital gains, when experienced by the Funds, could result in an increase in dividends. Capital losses could result in a decrease in dividends. When a Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.
WHO MANAGES THE FUNDS?

OFFICERS AND DIRECTORS

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Corporation, principal occupations for the past five years, and total compensation received as a Director from the Corporation for its most recent fiscal year. The Corporation is comprised of eleven funds and is the only investment company in the Fund Complex.

As of December 8, 1998, the Funds' Board and Officers as a group owned less than 1% of a Fund's outstanding Shares.



An asterisk (*) denotes a Director who is deemed to be an interested person as defined in the Investment Company Act of 1940.



Name                                                                                          Aggregate
Birthdate                                                                                     Compensation
Address                           Principal Occupations                                       From
Position With Corporation         for Past 5 Years                                            Corporation




Edward C. Gonzales*               Vice Chairman, Federated Investors, Inc.; Vice                           $0
Birthdate: October 22, 1930       President, Federated Advisers, Federated Management,
Federated Investors Tower         Federated Research, Federated Research Corp.,
1001 Liberty Avenue               Federated Global Research Corp. and Passport Research,
Pittsburgh, PA                    Ltd.; Executive Vice President and Director, Federated
DIRECTOR, CHAIRMAN AND            Securities Corp.; Trustee, Federated Shareholder
TREASURER                         Services Company.

John DeVincentis                  Independent Financial Consultant; Retired, formerly,                $11,000
Birthdate: March 27, 1934         Senior Vice President of Finance, In-Sink-Erator
4700 21st Street                  Division of Emerson Electric..
Racine, WI  53406
DIRECTOR

Ody J. Fish                       Formerly, Director, Newton Income Fund, Inc. and                    $11,000
Birthdate: June 16, 1925          Newton Growth Fund, Inc.; Private Investor; Formerly
547 Progress Drive                President Pal-O-Pak Insulation Company; Director,
Hartland, WI                      Quest Technologies; President, Wisconsin Academy of
DIRECTOR                          Science, Arts and Letters; formerly, Director, Stokely
                                  U.S.A.


Paul E. Hassett                   Formerly, Director, Newton Income Fund, Inc. and                    $11,000
Birthdate: September 4, 1917      Newton Growth Fund, Inc.; Retired, formerly President,
1630 Capital Avenue               Wisconsin Manufacturers and Commerce; formerly,
Madison, WI                       Executive Secretary for Governor Warner Knowles for
DIRECTOR                          three terms.

John M. Blaser                    Vice President, Marshall & Ilsley Trust Company;                         $0
Birthdate: November 2, 1956       formerly, Partner, Artisan Partners L.P.; formerly,
1000 North Water Street           Chief Financial Officer and Principal Administrative
Milwaukee, WI                     and Finance Officer, Artisan Funds; formerly, Senior
PRESIDENT                         Vice President, Kemper Securities.

Joseph S. Machi                   Vice President, Federated Administrative Services;                       $0
Birthdate: May 22, 1962           Director, Proprietary Client Management and Services
Federated Investors Tower         Group, Federated Investors; Vice President and
Pittsburgh, PA                    Assistant Treasurer of certain funds for which
VICE PRESIDENT AND ASSISTANT      Federated Securities Corp. is the principal
TREASURER                         distributor.

Peter J. Germain                  Senior Vice President and Director of Mutual Funds                       $0
Birthdate: September 3, 1959      Services, Federated Services Company; formerly, Senior
Federated Investors Tower         Corporate Counsel, Federated Investors, Inc.
1001 Liberty Avenue
Pittsburgh, PA
SECRETARY


DVISER TO THE FUNDS

The Adviser conducts investment research and makes investment decisions for the Fund. The Funds' investment adviser is M&I Investment Management Corp. (Adviser), a wholly owned subsidiary of Marshall & Ilsley Corp. The Adviser shall not be liable to the Corporation, the Funds or any shareholder of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation. Because of the internal controls maintained by the Adviser's affiliates to restrict the flow of non-public information, Fund investments are typically made without any knowledge of the Adviser or its affiliates' lending relationships with an issuer. SUBADVISER TO INTERNATIONAL STOCK FUND


Templeton Investment Counsel, Inc. (TICI) is the subadviser to the International Stock Fund. It is the Adviser's responsibility to select a subadviser for the International Stock Fund that has distinguished itself in its area of expertise in asset management and to review the subadviser's performance. The Adviser provides investment management evaluation services by performing initial due diligence on TICI and thereafter monitoring TICI's performance through quantitative and qualitative analysis, as well as periodic in-person, telephonic and written consultations with TICI. In evaluating TICI, the Adviser considers, among other factors, TICI's level of expertise; relative performance and consistency of performance over a minimum period of time; level of adherence to investment discipline or philosophy; personnel, facilities and financial strength; and quality of service and client communications. The Adviser has responsibility for communicating performance expectations and evaluations to TICI and ultimately recommending to the Corporation's Directors whether TICI's contract should be renewed, modified or terminated. The Adviser provides written reports to the Directors regarding the results of its evaluation and monitoring functions. The Adviser is also responsible for conducting all operations of the International Stock Fund, except those operations contracted to TICI, the custodian, the transfer agent, and the administrator. Although TICI's activities are subject to oversight by the Directors and officers of the Corporation, neither the Directors, the officers, nor the Adviser evaluates the investment merits of TICI's individual security selections. TICI has complete discretion to purchase, manage and sell portfolio securities for the International Stock Fund, subject to the International Stock Fund's investment objective, policies and limitations. For its services under the Sub-advisory Agreement, the Sub-adviser receives 0.50% of the International Bond Fund's advisory fee. The Sub-Adviser is paid by the Adviser and not by the Fund. However, TICI will furnish to the Adviser such investment advice, statistical and other factual information as requested by the Adviser. TICI is a Florida corporation and an indirect wholly-owned subsidiary of Franklin Resources, Inc. (Franklin), a publicly traded company whose shares are listed on the New York Stock Exchange. Charles
B. Johnson, Rupert H. Johnson, Jr. and R. Martin Wiskemann are principal shareholders of Franklin and own, respectively, approximately 19%, 15% and 9% of its outstanding shares. Messrs. Charles B. Johnson and Rupert H. Johnson, Jr.
are  brothers.        Research  services  may be  provided  to TICI  by  various affiliates, including Templeton, Galbraith & Hansberger Ltd. and Templeton Quantitative Advisors, Inc., corporations registered under the Investment Advisers Act of 1940, and Templeton Management Limited, a Canadian company. The research services include information, analytical reports, computer screening studies, statistical data, and factual resumes pertaining to securities in the United States and in various foreign nations. Such supplemental research, when utilized, is subject to analysis by TICI before being incorporated into the investment advisory process. TICI pays these affiliates compensation and reimbursement of expenses as mutually agreed upon, without cost to the Fund. These affiliates and TICI are independent contractors and in no sense is any of them an agent for the other. Any of them is free to discontinue such research services at any time on 30 days' notice without cost or penalty. For the fiscal years ended August 31, 1998, 1997, and 1996, International Stock Fund paid TICI $1,072,613, $816,182, and $544,167.

BANKING LAWS

Banking laws and regulations presently prohibit a bank holding company registered under the federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end management investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, or distributing securities. However, such banking laws and regulations do not prohibit such a holding company, affiliate, or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of such a customer. M&I Corp. is subject to such banking laws and regulations. M&I Corp. believes, based on the advice of its counsel, that M&I Investment Management Corp. may perform the services contemplated by the investment advisory agreement with the Corporation without violation of the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of such present or future statutes and regulations, could prevent M&I Investment Management Corp. or M&I Corp. from continuing to perform all or a part of the services described in the prospectus for its customers and/or the Fund. If M&I Investment
Management Corp. and M&I Corp. were prohibited from engaging in these activities, the Directors would consider alternative advisers and means of continuing available investment services. In such event, changes in the operation of the Fund may occur, including possible termination of any automatic or other Fund share investment and redemption services then being provided by M&I Investment Management Corp. and M&I Brokerage Services or MFIS. It is not expected that existing shareholders would suffer any adverse financial consequences if another adviser with equivalent abilities to M&I Investment Management Corp. is found as a result of any of these occurrences. BROKERAGE TRANSACTIONS

The Adviser and/or TICI may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to a Fund, the Adviser, or TICI and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. The Adviser, TICI, and their affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. Research services provided by brokers and dealers may be used by the Adviser and TICI in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Adviser, TICI, or their affiliates might otherwise have paid, it would tend to
reduce  their  expenses.       Aggregate  total  commissions  with  brokers that
provided  research were  $963,061 on  transactions  with an aggregate  principal
value of $735,067,013.      ADMINISTRATOR

Federated Administrative Services, a subsidiary of Federated Investors, Inc., provides administrative personnel and services to the Funds for a fee at an annual rate as specified below (except Small-Cap Growth Fund):

          Maximum                          Average Aggregate Daily Net
       Administrative Fee                  Assets Of The Corporation
          .150%                             on the first $250 million
          .125%                             on the next $250 million
          .100%                             on the next $250 million
          .075%                             on assets in excess of $750 million
Federated Administrative Services provides these services for an annual fee equal to 0.12% of the Small-Cap Growth Fund's average daily net assets.

The administrative fee received during any fiscal year shall be at least $50,000 per Fund. Federated Administrative Services may choose voluntarily to reimburse a portion of its fee at any time.

The functions performed by FAS as administrator include, but are not limited to the following:

o    preparation,   filing  and  maintenance  of  the  Corporation's   governing
     documents, minutes of Directors' meetings and shareholder meetings;

o preparation and filing with the SEC and state regulatory authorities the Corporation's registration statement and all amendments, and any other documents required for the Funds to make a continuous offering of their shares;

o  prepare, negotiate and administer contracts on behalf of the Fund;

o  supervision of the preparation of financial reports;

o  preparation and filing of federal and state tax returns;

o  assistance with the design, development and operation of a Fund; and

o  providing advice to the Funds and Corporation's Directors.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, Pittsburgh, Pennsylvania, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders. The fee is based on the level of the Funds' average net assets for the period plus out-of-pocket expenses. The transfer agent may employ third parties, including Marshall & Ilsley Trust Company, to provide sub-accounting and sub-transfer agency services. In exchange for these services, the transfer agent may pay such third-party providers a per account fee and out-of-pocket expenses. CUSTODIAN

Marshall & Ilsley Trust Company (M&I Trust Company), Milwaukee, Wisconsin, a subsidiary of Marshall & Ilsley Corp., is custodian for the securities and cash of the Fund. For its services as custodian, M&I Trust Company receives an annual fee, payable monthly, based on a percentage of a Fund's average aggregate daily net assets. M&I Trust Company has entered into agreements with foreign subcustodians approved by the Directors pursuant to Rule 17f-5 under the Act. The foreign subcustodians may not hold certificates for the securities in their custody, but instead have book records with domestic and foreign securities depositories, which in turn have book records with the transfer agents of the issuers of the securities. Compensation for the services of the foreign subcustodians is based on a schedule of charges agreed on from time to time. INDEPENDENT PUBLIC ACCOUNTANTS


Arthur  Andersen  LLP,  Pittsburgh,   Pennsylvania  is  the  independent  public
accountant for the Funds.
FEES PAID BY THE FUNDS FOR SERVICES



----------------------- ---------------------------------------- ---------------------------------- -------------------------------
Fund Name                         Advisory Fee Paid/                Brokerage Commissions Paid             Administrative Fee Paid
                                  Advisory Fee Waived
                                                                 ---------------------------------- -------------------------------
                        ---------------------------------------- ---------------------------------- -------------------------------
                               For the fiscal year ended             For the fiscal year ended            For the fiscal year ended
                                       August 31                             August 31                            August 31
                        ---------------------------------------- ---------------------------------- --------------------------------
                       -------------------------------------------------------------------------------------------------------------
                           1998          1997         1996         1998        1997        1996        1998         1997        1996
-----------------------
                       -------------------------------------------------------------------------------------------------------------
Equity Income Fund     $3,596,326    $1,964,826   $1,101,454    $861,077    $468,108    $221,712   $403,594     $227,695    $131,196
                       $0            $0           $0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Large-Cap Growth &     $2,284,566   $1,877,032    $2,003,427    $216,531    $309,709    $918,703   $256,720     $217,817    $238,801
Income Fund            $0           $0            $0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Fund1    $1,245,164   $1,245,668    $1,556,051    $444,003    $364,246    $524,079   $139,888     $144,711    $185,501
                       $0           $0            $0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth  Fund   $1,676,595   $1,288,819    $917,068      $481,875    $580,150    $353,770   $188,403     $149,489    $109,258
                       $0           $0            $0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Small-Cap Growth Fund  $857,023     $368,209      N/A           $142,276    $117,618    N/A        $102,843     $44,185     N/A
                       $0           $0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
International Stock    $2,504,141   $1,857,261    $1,179,310    $265,289    $340,030    $115,382   $211,050     $161,481    $108,298
Fund                   $0           $0            $0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Income Fund $846,144     $736,245      $540,501      N/A         N/A         N/A        $118,980     $106,697    $80,507
                       $451,276     $429,010      $357,041
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund $3,105,550   $2,440,381    $2,253,912    N/A         N/A         N/A        $435,828     $354,123    $335,733
                       $333,362     $346,194      $338,087
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Government Income Fund $1,833,350   $1,304,960    $938,027      N/A         N/A         N/A        $205,934     $151,306    $111,760
                       $272,859     $272,824      $243,416
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Free  $570,658     $463,700      $314,337      N/A         N/A         N/A        $80,183      $67,231     $50,437
Fund2                  $266,927     $238,359      $196,013
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Money Market Fund      $7,729,527   $6,354,005    $5,636,051    N/A         N/A         N/A      $1,302,763   $1,105,666  $1,007,572
                       $3,846,385   $3,304,082    $2,930,747
------------------------------------------------------------------------------------------------------------------------------------
N/A - Not Applicable
For the fiscal year ended August 31,1998
---------------------------------------- -------------------------------
Fund                                       Shareholder Services Fee/
                                            Shareholder Services Fee
                                                     Waived
---------------------------------------- -------------------------------
---------------------------------------- -------------------------------
Equity Income Fund                                 $1,198,775
                                                       $0
---------------------------------------- -------------------------------
---------------------------------------- -------------------------------
Large-Cap Growth & Income Fund                      $761,522
                                                       $0
---------------------------------------- -------------------------------
---------------------------------------- -------------------------------
Mid-Cap Value Fund                                  415,055
                                                       $0
---------------------------------------- -------------------------------
---------------------------------------- -------------------------------
Mid-Cap Growth Fund                                 $558,865
                                                       $0
---------------------------------------- -------------------------------
---------------------------------------- -------------------------------
Small-Cap Growth Fund                               $214,256
                                                       $0
---------------------------------------- -------------------------------
---------------------------------------- -------------------------------
International Stock Fund                            $626,035
                                                       $0
---------------------------------------- -------------------------------
---------------------------------------- -------------------------------
Short-Term Income Fund                              352,560
                                                    $324,355
---------------------------------------- -------------------------------
---------------------------------------- -------------------------------
Intermediate Bond Fund                             1,293,979
                                                   $1,190,461
---------------------------------------- -------------------------------
---------------------------------------- -------------------------------
Government Income Fund                              $611,116
                                                    $562,227
---------------------------------------- -------------------------------
---------------------------------------- -------------------------------
Intermediate Tax-Free Fund                          $237,774
                                                    $218,752
---------------------------------------- -------------------------------
---------------------------------------- -------------------------------
Money Market Fund                                   $290,908
                                                       $0
---------------------------------------- -------------------------------


HOW DOES THE FUND MEASURE PERFORMANCE?

The Funds may advertise each Fund's share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Fund's or any class of shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of shares over a specific period of time, and includes the investment of income and capital gains distributions. The average annual total return for a Fund shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the quarterly reinvestment of any dividends and distributions. The quoted performance data for the Small-Cap Growth Fund includes the performance of a predecessor collective trust fund for periods before the Fund's registration statement became effective on August 30, 1996, as adjusted to reflect the Fund's expenses. The collective trust fund was not registered under the Investment Company Act of 1940 (1940 Act) and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, the performance may have been adversely affected. YIELD (ALL FUNDS) AND TAX-EQUIVALENT YIELD (INTERMEDIATE TAX-FREE FUND ONLY)

The Money Market Fund calculates the yield for Class Y Shares daily, based upon the seven days ending on the day of the calculation, called the base period. This yield is computed by:
      o determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased shares;

      o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and

      o  multiplying the base period return by 365/7.


The Money Market Fund's yield for Class Y Shares (formerly, Class A Shares) for the seven-day period ended August 31, 1998, was 5.32%.

The yield for the other Funds shares is calculated by dividing: (i)the net investment income per share earned by a Fund's shares over a thirty-day period; by (ii) the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The tax equivalent yield for Intermediate Tax-Free Fund shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that shares would have had to earn to equal the actual yield, assuming a specific tax rate. The yield for the Funds and in the case of the Intermediate Tax-Free Fund, the tax-equivalent yield do not necessarily reflect income actually earned by the Fund because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders. The Intermediate Tax-Free Fund's tax-equivalent yield for the 30-day period ended August 31, 1998 was 6.52%. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund's shares, the Fund's shares performance is lower for shareholders paying those fees.
EFFECTIVE YIELD (MONEY MARKET FUND ONLY)


The Money Market Fund's effective yield for Class Y Shares is computed by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result. The Money Market Fund's effective yield for Class Y Shares (formerly, Class A Shares) for the seven-day period ended August 31, 1998, was 5.46%.

------------------------ ---------------------------- --------------------------
Fund                     Average Annual Total Return             Yield
                          for the following periods  for the 30-day period ended
                            ended August 31, 1998           August 31, 1998
                         ---------------------------- --------------------------
                         ---------------------------- --------------------------
                               Class Y Shares                Class Y Shares
                                  One Year
                                  Five Year
                               Since Inception
------------------------ ---------------------------- --------------------------
----------------------------- ---------------------------- ---------------------
Equity Income Fund            0.04%                                   2.13%
                              N/A
                              13.75%(a)
----------------------------- ---------------------------- ---------------------
----------------------------- ---------------------------- ---------------------
Large-Cap Growth & Income     3.44%                                   0.46%
Fund                          12.74%
                              11.25%(b)
----------------------------- ---------------------------- ---------------------
----------------------------- ---------------------------- ---------------------
Mid-Cap Value Fund            (7.75%)                                 1.12%
                              N/A
                              10.53%(a)
----------------------------- ---------------------------- ---------------------
----------------------------- ---------------------------- ---------------------
Mid-Cap Growth Fund           (8.77%)                                 0.00%
                              N/A
                              9.98%(a)
----------------------------- ---------------------------- ---------------------
----------------------------- ---------------------------- ---------------------
Small-Cap Growth Fund         (16.25%)                                0.00%
                              N/A
                              20.48%(c)
----------------------------- ---------------------------- ---------------------
----------------------------- ---------------------------- ---------------------
International Stock Fund      (9.09%)                                  N/A
                              N/A
                              6.21%(d)
----------------------------- ---------------------------- ---------------------
----------------------------- ---------------------------- ---------------------
Short-Term Income Fund        6.22%                                   5.50%
                              5.35%
                              5.20%(e)
----------------------------- ---------------------------- ---------------------
----------------------------- ---------------------------- ---------------------
Intermediate Bond Fund        8.00%                                   5.73%
                              5.22%
                              5.90%(b)
----------------------------- ---------------------------- ---------------------
----------------------------- ---------------------------- ---------------------
Intermediate Tax-Free Fund    7.31%                                   3.94%
                              N/A
                              5.02%(g)
----------------------------- ---------------------------- ---------------------
----------------------------- ---------------------------- ---------------------
Government Income Fund        8.92%                                   5.24%
                              6.06%
                              6.42%(f)
----------------------------- ---------------------------- ---------------------
----------------------------- ---------------------------- ---------------------
Money Market Fund             5.51%                                   5.35%
                              5.04%
                              4.77%(b)
----------------------------- ---------------------------- ---------------------
        a)   October 1, 1993
        b)   November 23, 1992
c)       September 3, 1996
d)       September 2, 1994
e)       November 2, 1992
f)       December 14, 1992
g)       February 2, 1994

TAX-EQUIVALENCY TABLE

Set forth below is a sample tax-equivalency table that the Intermediate Tax-Free Fund may use in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax* and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

                        TAXABLE YIELD EQUIVALENT FOR 1998
                            MULTISTATE MUNICIPAL FUND


 FEDERAL INCOME TAX BRACKET:
                            15.00%        28.00%             31.00%               36.00%              39.60%


        JOINT                   $1-      $42,351-           $102,301-            $155,951-             OVER
        RETURN              42,350        102,300            155,950              278,450            $278,450

        SINGLE                  $1-      $25,351-           $61,401-             $128,101-             OVER
        RETURN              25,350        61,400             128,100              278,450            $278,450

Tax-Exempt
Yield                                       Taxable Yield Equivalent

           1.00%            1.18%          1.39%             1.45%               1.56%               1.66%
           1.50%            1.76%          2.08%             2.17%               2.34%               2.48%
           2.00%            2.35%          2.78%             2.90%               3.13%               3.31%
           2.50%            2.94%          3.47%             3.62%               3.91%               4.14%
           3.00%            3.53%          4.17%             4.35%               4.69%               4.97%
           3.50%            4.12%          4.86%             5.07%               5.47%               5.79%
           4.00%            4.71%          5.56%             5.80%               6.25%               6.62%
           4.50%            5.29%          6.25%             6.52%               7.03%               7.45%
           5.00%            5.88%          6.94%             7.25%               7.81%               8.28%
           5.50%            6.47%          7.64%             7.97%               8.59%               9.11%
           6.00%            7.06%          8.33%             8.70%               9.38%               9.93%
           6.50%            7.65%          9.03%             9.42%              10.16%              10.76%
           7.00%            8.24%          9.72%            10.14%              10.94%              11.59%
           7.50%            8.82%         10.42%            10.87%              11.72%              12.42%
           8.00%            9.41%         11.11%            11.59%              12.50%              13.25%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares. *Some portion of the Intermediate Tax-Free Fund's income may be subject to the federal alternative minimum tax and state and local income taxes. PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o references to ratings, rankings, and financial publications and/or performance comparisons of the Funds' shares to certain indices; o charts, graphs and illustrations using the Funds' returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and
o information about the mutual fund industry from sources such as the Investment Company Institute.

The Funds may compare their performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Funds may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds' use in advertising may include:
      o Morgan Stanley Capital International Europe, Australia And Far East Index (EAFE) is a market capitalization weighted foreign securities index, which is widely used to measure the performance of European, Australian and New Zealand and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency and calculates total returns monthly. EAFE U.S. dollar total return is a net dividend figure less Luxembourg withholding tax. The EAFE is monitored by Capital International, S.A., Geneva, Switzerland.

      o Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, a Fund will quote its Lipper ranking in advertising and sales literature.

     o Consumer Price Index is generally considered to be a measure of inflation.

      o Dow Jones Industrial Average (DJIA) is an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

      o  Standard & Poor's  Daily  Stock  Price  Index Of 500 Common  Stocks,  a
         composite   index  of  common   stocks  in  industry,   transportation,
         financial, and public utility companies. The Standard & Poor's index assumes reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

      o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

      o Bank Rate Monitor National Index, Miami Beach, Florida, is a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

      o Donoghue's Money Fund Report publishes annualized yields of over 300 taxable money market funds on a weekly basis and through its Money Market Insight publication reports monthly and 12 month-to-date investment results for the same money funds.

     o The S&P/BARRA Value Index and the S&P/BARRA Growth Index are constructed by Standard & Poor's and BARRA, Inc., an investment technology and consulting company, by separating the S&P 500 Index into value stocks and growth stocks. The S&P/BARRA Growth and S&P/BARRA Value Indices are constructed by dividing the stocks in the S&P 500 Index according to their price-to-book ratios. The S&P/BARRA Growth Index, contains companies with higher price-to-earnings ratios, low dividends yields, and high earnings growth (concentrated in electronics, computers, health care, and drugs). The Value Index contains companies with lower price-to-book ratios and has 50% of the capitalization of the S&P 500 Index. These stocks tend to have lower price-to-earnings ratios, high dividend yields, and low historical and predicted earnings growth (concentrated in energy, utility and financial sectors). The S&P/BARRA Value and S&P/BARRA Growth Indices are capitalization-weighted and rebalanced semi-annually. Standard & Poor's/BARRA calculates these total return indices with dividends reinvested.

      o Standard & Poor's Midcap 400 Stock Price Index, a composite index of 400 common stocks with market capitalizations between $200 million and $7.5 billion in industry, transportation, financial, and public utility companies. The Standard & Poor's index assumes reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

      o Merrill Lynch 1-3 Year Treasury Index is an unmanaged index tracking short-term U.S. government securities with maturities between 1 and
         2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

      o Merrill Lynch Corporate Master is an unmanaged index comprised of approximately 4,356 corporate debt obligations rated BBB or better. These quality parameters are based on the composites of ratings assigned by Standard & Poor's Corporation and Moody's Investors Service, Inc. Only bonds with a minimum maturity of one year are included.

      o Merrill Lynch 1-Year Treasury Bill Index is comprised of the most recently issued one-year U.S. Treasury bills. Index returns are calculated as total returns for periods of one, three, six and twelve months as well as year-to-date.

      o Merrill Lynch Corporate A-Rated (1-3 Year) Bond Index is a universe of corporate bonds and notes with maturities between 1-3 years and rated A3 or higher.

      o Lehman Brothers Government/Corporate (Total) Index is comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporation; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Traced by Lehman Brothers, Inc., the index calculates total return for one-month, three-month, twelve-month, and ten-year periods and year-to-date.

      o Lehman Brothers Intermediate Government/Corporate Bond Index is a universe of government and corporate bonds rated BBB or higher with maturities between 1-10 years.

      o The Salomon Brothers Total Rate-of-Return Index for mortgage pass through securities reflects the entire mortgage pass through market and reflects their special characteristics. The index represents data aggregated by mortgage pool and coupon within a given sector. A market weighted portfolio is constructed considering all newly created pools and coupons.

      o The Merrill Lynch Taxable Bond Indices include U.S. Treasury and agency issues and were designed to keep pace with structural changes in the fixed income market. The performance indicators capture all rating changes, new issues, and any structural changes of the entire market.

      o Lehman Brothers Mortgage-Backed Securities Index is a universe of fixed rate securities backed by mortgage pools of Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corp. (FHLMC), and Federal National Mortgage Association (FNMA).

      o Lehman Brothers Five-Year State General Obligations Bonds is an index comprised of all state general obligation debt issues with maturities between four and six years. These bonds are rated A or better and represent a variety of coupon ranges. Index figures are total returns calculated for one, three, and twelve month periods as well as year-to-date. Total returns are also calculated as of the index inception, December 31, 1979.

Investors may also consult the fund evaluation consulting universes listed below. Consulting universes may be composed of pension, profit sharing, commingled, endowment/foundation, and mutual funds.
      o Fiduciary Consulting Grid Universe, for example, is composed of over 1,000 funds, representing 350 different investment managers, divided into subcategories based on asset mix. The funds are ranked quarterly based on performance and risk characteristics.

      o SEI Data Base for equity funds includes approximately 900 funds, representing 361 money managers, divided into fund types based on investor groups and asset mix. The funds are ranked every three, six, and twelve months.

     o Mercer Meidinger, Inc. compiles a universe of approximately 600 equity funds, representing about 500 investment managers, and updates their rankings each calendar quarter as well as on a one, three, and five year basis.

      o Russell 1000 Growth Index consists of those Russell 2000 securities with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth rates.

      o Russell 2000 Index is a broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

      o Standard & Poor's Ratings Group Small Stock Index is a broadly diversified index consisting of approximately 600 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for a Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect a Fund. In addition, advertising and sales literature may quote statistics and give general information about mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute (ICI). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well s business and institutions, have entrusted over $4.4 trillion to the more than 6,700 mutual funds available. FINANCIAL STATEMENTS

The financial statements for the fiscal year ended August 31, 1998, are incorporated herein by reference from the Funds' Annual Report dated August 31, 1998 (File Nos. 33-48907 and 811-58433). A copy of the Annual Report for a Fund may be obtained without charge by contacting Marshall Funds Investor Services at the address located on the back cover of the SAI or by calling Marshall Funds Investor Services at 1-414-287-8555 or 1-800-FUND (3863).

APPENDIX

STANDARD AND POOR'S BOND RATINGS
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. NR--Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy. PLUS (+) OR MINUS (-):--The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATINGS AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edge. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. Baa--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well. NR--Not rated by Moody's. FITCH IBCA, INC. LONG-TERM DEBT RATINGS AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. NR--NR indicates that Fitch does not rate the specific issue. STANDARD AND POOR'S COMMERCIAL PAPER RATINGS A-1--This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. The issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation. A-2--Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1. MOODY'S INVESTORS SERVICES, INC. COMMERCIAL PAPER RATINGS P-1--Issuers rated PRIME-1 (for related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. P-2--Issuers rated PRIME-2 (for related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. FITCH IBCA, INC. SHORT-TERM RATINGS F-1+--(Exceptionally Strong Credit Quality). Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1--(Very Strong Credit Quality). Issues assigned to this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. F-2--(Good Credit Quality). Issues carrying this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as the F-1+ and F-1 categories. STANDARD AND POOR'S MUNICIPAL BOND RATINGS AAA -- Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. NR -- NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy. Plus (+) or minus (-): The ratings AA and A may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. MOODY'S INVESTORS SERVICE, INC. MUNICIPAL BOND RATINGS Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edge. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future. Baa- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well. NR -- Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3 in the generic rating classification of Aa and A in its corporate or municipal bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. STANDARD AND POOR'S MUNICIPAL NOTE RATINGS SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation. SP-2 -- Satisfactory capacity to pay principal and interest. MOODY'S INVESTORS SERVICE, INC. SHORT-TERM DEBT RATINGS MIG1/VMIG1 -- This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing. MIG2/VMIG2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.



ADDRESSES
Marshall  Equity  Income Fund Marshall  Large-Cap  Growth & Income Fund Marshall
Mid-Cap Value Fund Marshall  Mid-Cap Growth Fund Marshall  Small-Cap Growth Fund
Marshall  International  Stock Fund  Marshall  Short-Term  Income Fund  Marshall
Intermediate Bond Fund Marshall Government Income Fund
Marshall Intermediate Tax-Free Fund                                           5800 Corporate Drive
Marshall Money Market Fund                                             Pittsburgh, Pennsylvania 15237-7010

Distributor
                  Federated Securities Corp.                           Federated Investors Tower
                                                                       1001 Liberty Avenue
                                                                       Pittsburgh, PA 15222-3779

Adviser to all Funds
                  M&I Investment Management Corp.                      1000 North Water Street
                                                                       Milwaukee, Wisconsin 53202

Subadviser to Marshall International Stock Fund
                  Templeton Investment Counsel, Inc.                   500 East Broward Blvd.
                                                                       Suite 2100
                                                                       Ft. Lauderdale, Florida 33394-3091

Custodian
                  Marshall & Ilsley Trust Company                      1000 North Water Street
                                                                       Milwaukee, Wisconsin 53202

Transfer Agent, Dividend Disbursing Agent and Portfolio Accounting Services
                  Federated Services Company                           Federated Investors Tower
                                                                       Pittsburgh, PA 15222-3779

Shareholder Servicing Agent                                            Marshall Funds Investor Services   P.O. Box 1348
(Money Market Fund only)                                               Milwaukee, Wisconsin 53201-1348 OR          1000 North Water
Street                                                                 Milwaukee, Wisconsin 53202-1348                     Federated
Shareholder Services Company                                                    (Equity Funds, Income Funds, and
Intermediate Tax-Free Fund)                                            Federated Investors Tower
                                                                       Pittsburgh, PA 15222-3779

Legal Counsel                                                             Bell, Boyd & Lloyd
                                                                       Three First National Plaza
70 West Madison Street, Suite 3300                                     Chicago, IL 60602-4207

Independent Public Accountants
                  Arthur Andersen LLP                                  2100 One PPG Place
                                                                       Pittsburgh, PA 15222


Marshall Funds Investor Services
1000 North Water Street
P.O. Box 1348
Milwaukee, Wisconsin 53201-1348
414-287-8555 or 800-236-FUND (3863)
TDD: Speech and Hearing Impaired Services
1-800-236-209-3520
Internet address: http://www.marshallfunds.com




------------------------------------------------------------------
Marshall Funds
                                             Class A Shares
------------------------------------------------------------------





Table of Contents
-----------------------------------------------------------------

Risk/Return Profile..................................         2

 . Equity Funds
  Marshall Equity Income Fund........................         3
  Marshall Large Cap Growth &Income Fund.............         3
  Marshall Mid-Cap Value Fund........................         4
  Marshall Mid-Cap Growth Fund.......................         4
  Marshall Small-Cap Growth Fund.....................         5
  Marshall International Stock Fund..................         5

 . Income Funds
  Marshall Intermediate Bond Fund....................         6
  Marshall Government Income Fund....................         6

 . Money Market Fund
  Marshall Money Market Fund.........................         7

Fees and Expenses of the Funds.......................         8

Main Risks of Investing in the Marshall Funds........         9

How to Buy Shares....................................        11

How to Redeem and Exchange Shares....................        13

Account and Share Information........................        15

Marshall Funds, Inc. Information.....................        17

Financial Highlights.................................        19



Shares of the Marshall Funds, like shares of all mutual funds, are not bank deposits, federally insured, or guaranteed, and may lose value.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

Prospectus
December 31, 1998

------------------------------------------------------------------------------

Risk/Return Profile
------------------------------------------------------------------------------

The Marshall Funds offer investment opportunities to a wide range of investors, from investors with short-term goals who wish to take little investment risk to investors with long-term goals willing to bear the risks of the stock market for potentially greater rewards. The Marshall Funds are managed by the investment professionals at M&I Investment Management Corp. (Adviser).


Equity Funds

Marshall Equity Income Fund

Marshall Large-Cap Growth & Income Fund
Marshall Mid-Cap Value Fund
Marshall Mid-Cap Growth Fund
Marshall Small-Cap Growth Fund
Marshall International Stock Fund


Income Funds

Marshall Intermediate Bond Fund

Marshall Government Income Fund


Money Market Fund

Marshall Money Market Fund


Principal Risks of the Funds




                                              Stock        Foreign       Debt     Municipal      Asset/Mortgage
                                              Market      Securities  Securities   Securities  Backed Securities  Sector
                                              Risks          Risks       Risks       Risks           Risks         Riks
------------------------------------------------------------------------------------------------------------------------
Marshall Equity Income Fund                     3                                                                   3
Marshall Large-Cap
Growth & Income Fund                            3                                                                   3
Marshall Mid-Cap Value Fund                     3                                                                   3
Marshall Mid-Cap Growth Fund                    3                                                                   3
Marshall Small-Cap Growth Fund                  3                                                                   3
Marshall International Stock Fund               3              3                                                    3
Marshall Intermediate Bond Fund                                             3                         3
Marshall Government Income Fund                                             3                         3
Marshall Money Market Fund                                                  3



A complete description of these risks can be found in the "Main Risks of Investing in the Marshall Funds" section.


-------------------------------------------------------------------------------
                                                     Equity Funds     [GRAPHIC]
Marshall Equity Income Fund
--------------------------------------------------------------------------------

[GRAPHIC]

Goal: To provide capital appreciation and above-average dividend income.


Strategy: The Fund invests in a diversified portfolio of common stocks of large-sized companies whose market capitalization exceed $10 billion. The Fund attempts to generate dividend income at least 1% more than the income earned on stocks in the S&P 500 Index.



Annual Total Return (calendar years 1994-1997)

[GRAPH - SEE APPENDIX]

Total Return
Best quarter          (2Q97)   10.91%
Worst quarter         (1Q94)   (5.03%)

-------------------------------------------------
Average Annual Total Return through 12/31/97*


                             Since 9/30/93                1998 YTD
                               inception     1 Year    through 9/30/98
------------------------------------------------------------------------
Fund                             18.50%      27.53%         (1.07%)
------------------------------------------------------------------------
S&P500                           22.19%      33.36%          6.02%
------------------------------------------------------------------------
LEIFI                            17.13%      27.23%         (2.13%)
------------------------------------------------------------------------



Marshall Large-Cap Growth & Income Fund
--------------------------------------------------------------------------------

[GRAPHIC]

Goal: To provide capital appreciation and income.


Strategy: The Fund invests in a diversified portfolio of common stocks of large-sized companies whose market capitalization exceed $10 billion and that have a history of stable earnings and/or growing dividends. The Adviser looks for companies that are typically leaders in their industry and have records of above-average financial performance and proven superior management.



Annual Total Return (calendar years 1993-1997)

[GRAPH - SEE APPENDIX]

Total Return
Best quarter          (2Q97)   15.37%
Worst quarter         (1Q94)   (4.91%)
--------------------------------------------------

Average Annual Total Return through 12/31/97*



                   Since 11/20/92                           1998 YTD
                     inception      1 Year    5 Year    through 9/30/98
-------------------------------------------------------------------------
Fund                   13.43%       26.24%    13.42%         2.86%
-------------------------------------------------------------------------
S&P500                 20.08%       20.27%    33.36%         6.02%
-------------------------------------------------------------------------
LGIFI                  26.27%       17.58%    27.05%        (1.86%)
-------------------------------------------------------------------------


The Funds have not imposed a sales charge. Hence, total returns displayed are based upon net asset value.

*The table shows each Fund's average annual total returns compared to a broad-based market index over a period of time. In addition, the performance of Equity Income Fund is compared to the Lipper Equity Income Funds Index (LEIFI), and the performance of Large-Cap Growth & Income Fund is compared to the Lipper Growth &Income Funds Index (LGIFI), which are indices of funds with similar investment objectives.

As with all mutual funds, past performance does not necessarily predict future performance.


NOTE: The Bar Chart and Performance Information for Equity Income Fund and Large-Cap Growth & Income Fund above is for a class of shares not offered in this prospectus. The return numbers for Class A Shares would be substantially similar because the classes are invested in the same portfolio of securities and the returns would differ only to extent that the classes do not have the same expenses. The total returns do not reflect the payment of any sales charges, which would lower these returns.

-------------------------------------------------------------------------------
EQUITY FUNDS (CONT.)
--------------------------------------------------------------------------------

Marshall Mid-Cap Value Fund
--------------------------------------------------------------------------------

[GRAPHIC]

Goal: To provide capital appreciation and income.


Strategy: The Fund invests in a diversified portfolio of common stocks of companies similar in size to those within the S&P Mid-Cap 400 Index (SPMC). The Adviser selects companies that exhibit traditional value characteristics, such as a price-to-earnings ratio less than stocks in the S&P 500, higher-than-average dividend yields or a lower-than-average price-to-book value. In addition, these companies may have under appreciated assets, or be involved in company turnarounds or corporate restructurings.




Annual Total Return (calendar years 1994-1997)

[GRAPH - SEE APPENDIX]

Total Return
Best quarter        (3Q97)   11.18%
Worst quarter       (4Q94)   (4.20%)
---------------------------------------------------
Average Annual Total Return through 12/31/97*


                          Since 9/30/93                1998 YTD
                            inception     1 Year    through 9/30/98
--------------------------------------------------------------------
Fund                          15.39%      23.38%         (6.42%)
--------------------------------------------------------------------
SPMC                          18.31%      32.22%         (7.09%)
--------------------------------------------------------------------
LMCFI                         15.28%      19.58%         (9.17%)
--------------------------------------------------------------------


Marshall Mid-Cap Growth Fund
------------------------------------------------------------------------------
[GRAPHIC]

Goal: To provide capital appreciation.


Strategy: The Fund invests in a diversified portfolio of common stocks of companies similar in size to those within the S&P Mid-Cap 400 Index (SPMC). The Adviser selects stocks of companies with above-average earnings growth potential or where significant changes are taking place, such as significant new products, services, or methods of distribution, as well as overall business restructuring.


Annual Total Return (calendar years 1994-1997)

[GRAPH - SEE APPENDIX]

Total Return
Best quarter        (2Q97)   17.80%
Worst quarter       (1Q97)   (9.08%)
-----------------------------------------------------

Average Annual Total Return through 12/31/97*



                                Since 9/30/93                1998 YTD
                                  inception     1 Year    through 9/30/98
--------------------------------------------------------------------------
Fund                                16.28%      22.73%        (11.40%)
--------------------------------------------------------------------------
SPMC                                18.31%      32.22%         (7.09%)
--------------------------------------------------------------------------
LMCFI                               15.28%      19.58%         (9.17%)
--------------------------------------------------------------------------


*The table shows each Fund's average annual total returns compared to a broad-based market index over a period of time. In addition, the performance of Mid- Cap Value Fund and Mid-Cap Growth Fund are compared to the Lipper Mid-Cap Funds Index (LMCFI), which is an index of funds with similar investment objectives.

As with all mutual funds, past performance does not necessarily predict future performance.


NOTE: The Bar Chart and Performance Information for Mid-Cap Value Fund and Mid-Cap Growth Fund above is for a class of shares not offered in this prospectus. The return numbers for Class A Shares would be substantially similar because the classes are invested in the same portfolio of securities and the returns would differ only to extent that the classes do not have the same expenses. The total returns do not reflect the payment of any sales charges, which would lower these returns.


--------------------------------------------------------------------------------
                              Equity Funds (cont.)
--------------------------------------------------------------------------------

Marshall Small-Cap Growth Fund1

--------------------------------------------------------------------------------

[GRAPHIC]

Goal: To provide capital appreciation.


Strategy: The Fund invests in a diversified portfolio of common stocks of small-sized companies similar in size to those within the Russell 2000 Index. The Adviser selects stocks of companies with above-average earnings growth potential or where significant changes are taking place, such as new products, services or methods of distribution, as well as overall business restructuring.


Annual Total Return (calendar year 1997)

[GRAPH - SEE APPENDIX ]

Total Return
Best quarter             (2Q97)   22.21%
Worst quarter            (1Q97)  (11.71%)
----------------------------------------------------
Average Annual Total Return through 12/31/97*



                              Since 11/1/95                1998 YTD
                                inception     1 Year     through 9/30/98
--------------------------------------------------------------------------
Fund                              43.91%      23.18%         (20.63%)
--------------------------------------------------------------------------
Russell 2000                      19.92%      22.36%         (16.21%)
--------------------------------------------------------------------------
LSCFI                             21.03%      20.69%         (16.51%)
--------------------------------------------------------------------------



Marshall International Stock Fund
------------------------------------------------------------------------------
[GRAPHIC]

Goal: To provide capital appreciation.


Strategy: The Fund invests primarily in a diversified portfolio of common stocks of companies of any size outside the United States. Templeton Investment Counsel, Inc. (Sub-adviser) uses a value-oriented approach and selects companies selling at a discount to their long-term earning potential.


Annual Total Return (calendar years 1995-1997)


[GRAPH - SEE APPENDIX]

Total Return
Best quarter            (2Q97)    9.55%
Worst quarter           (4Q97)   (7.75%)
-------------------------------------------------------

Average Annual Total Return through 12/31/97**

                              Since 9/1/94                  1998 YTD
                               inception     1 Year     through 9/30/98
--------------------------------------------------------------------------
Fund                             10.32%      10.86%         (11.21%)
--------------------------------------------------------------------------
EAFE Index                         4.30%       1.78%          (0.55%)
--------------------------------------------------------------------------
LIFI                              6.59%       5.47%          (3.12%)
--------------------------------------------------------------------------





*The table shows the Fund's average annual total returns over a period of time relative to the Russell 2000, a broad-based market index and the Lipper Small Cap Funds Index (LSCFI), which are indices of funds with similar investment objectives.

1The SMALL-CAP GROWTH FUND is the successor to the portfolio of a collective trust fund managed by the Adviser. At the Fund's commencement of operations, the assets from the collective trust fund were transferred to the Fund in exchange for Fund shares. The Fund's average annual total return since inception (11/1/95) is 43.91% through 12/31/97. The quoted performance data includes the performance of the collective trust fund for periods before the SMALL-CAP GROWTH FUND'S registration statement became effective on August 30, 1996, as adjusted to reflect the SMALL-CAP GROWTH FUND'S expenses. The collective trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

As with all mutual funds, past performance does not necessarily predict future performance.

**The table shows the Fund's average annual total returns over a period of time relative to the Morgan Stanley Capital Europe, Australia, Far East Index (EAFE Index) and the Lipper International Funds Index (LIFI), which are indices of funds with similar investment objectives.

NOTE: The Bar Chart and Performance Information for International Stock Fund and Small-Cap Growth Fund above is for a class of shares not offered in this prospectus. The return numbers for Class A Shares would be substantially similar because the classes are invested in the same portfolio of securities and the returns would differ only to extent that the classes do not have the same expenses. The total returns do not reflect the payment of any sales charges, which would lower these returns.



--------------------------------------------------------------------------------

[GRAPHIC]     Income Funds
--------------------------------------------------------------------------------

Marshall Intermediate Bond Fund
--------------------------------------------------------------------------------

[GRAPHIC]
Goal: To maximize total return consistent with current income.


Strategy: The Fund invests in intermediate-term investment grade bonds and notes, including corporate, asset-backed, mortgage-backed and U.S. government securities. The Adviser's strategy to achieve total return is to adjust the Fund's weightings in these sectors as it deems appropriate and uses macroeconomic, credit and market analysis to select portfolio securities. The Fund will maintain an average dollar-weighted maturity of three to 10 years.



Annual Total Return (calendar years 1993-1997)

[GRAPH - SEE APPENDIX]

Total Return
Best quarter         (2Q95)    4.68%
Worst quarter        (1Q96)   (2.03%)
------------------------------------------------------------

Average Annual Total Return through 12/31/97*



                               Since 11/23/92                       1998 YTD
                                 inception   1 Year    5 Year   through 9/30/98
-------------------------------------------------------------------------------
Fund                               5.67%      7.18%     5.60%         6.19%
-------------------------------------------------------------------------------
LGCI                               6.80%      7.87%     6.66%         8.10%
-------------------------------------------------------------------------------
LSIBF                              7.02%      8.58%     6.81%         7.42%
-------------------------------------------------------------------------------


Marshall Government Income Fund
--------------------------------------------------------------------------------
[GRAPHIC]

Goal: To provide current income.


Strategy: The Fund invests in securities issued by the U.S. government and its agencies and instrumentalities, particularly mortgage-related securities. The Adviser considers macroeconomic conditions and uses credit and market analysis in developing the general portfolio strategy. Current and historical interest rate relationships are used to evaluate market sectors and individual securities. The Fund will generally maintain an average dollar-weighted maturity of four to 12 years.


Annual Total Return (calendar years 1993-1997)

Total Return
Best quarter          (2Q95)    4.92%
Worst quarter         (1Q94)   (2.13%)

--------------------------------------------------------
Average Annual Total Return through 12/31/97**
 [GRAPH - SEE APPENDIX]

                     Since 12/13/92                           1998 YTD
                       inception        1 Year    5 Year   through 9/30/98
----------------------------------------------------------------------------
Fund                     6.19%           8.43%     6.14%         6.90%
----------------------------------------------------------------------------
LMI                      7.42%           9.48%     7.21%         6.12%
----------------------------------------------------------------------------
LUSMI                    6.01%           8.79%     6.00%         5.92%
----------------------------------------------------------------------------



*The table shows the Fund's average annual total returns over a period of time relative to the Lehman Brothers Government/Corporate Intermediate Index (LGCI), a broad-based market index, and Lipper Short/Intermediate Investment Grade Bond Funds Index (LIBF), an average of funds with similar objectives.

**The table shows the Fund's average annual total returns over a period of time relative to the Lehman Brothers Mortgage-Backed Securities Index (LMI), a broad-based market index and the Lipper U.S. Mortgage Funds Index (LUSMI), an average of funds with similar investment objectives.

As with all mutual funds, past performance does not necessarily predict future performance.

NOTE: The Bar Chart and Performance Information for Intermediate Bond Fund and Government Income Fund above is for a class of shares not offered in this prospectus. The return numbers for Class A Shares would be substantially similar because the classes are invested in the same portfolio of securities and the returns would differ only to extent that the classes do not have the same expenses. The total returns do not reflect the payment of any sales charges.



                                                Money Market Fund        [GRAPH]

--------------------------------------------------------------------------------

Marshall Money Market Fund
--------------------------------------------------------------------------------
[GRAPHIC]

Goal: To provide current income consistent with stability of principal.


Strategy: The Fund invests in high quality, short-term money market instruments. The Adviser uses a "bottom-up" approach, meaning that the fund manager looks primarily at individual companies against the context of broader market factors.

Although money market funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.


*Investors may call the Fund to acquire the current 7-Day Net Yield at 1-800-209-FUND (3863). **The table shows the Fund's average total return over a period of time relative to the IBC/Donoghue's Money Fund Average, an average of money funds with similar objectives.



Annual Total Return (calendar years 1993-1997)

[GRAPH - SEE APPENDIX]


Total Return
Best quarter         (2Q95)    1.38%
Worst quarter        (2Q93)    0.64%




                                                        7-Day Net Yield
---------------------------------------------------------------------------
7-Day Net Yield (as of 12/31/97)*                           5.20%
---------------------------------------------------------------------------



Average Annual Total Return through 12/31/97**


                          Since 12/17/92                        1998 YTD
                            inception      1 Year    5 Year   through 9/30/98
------------------------------------------------------------------------------
Fund                            4.38%        5.13%     4.39%         3.85%
------------------------------------------------------------------------------
IBC/Donoghue's                  4.82%        5.55%     4.83%         3.82%
------------------------------------------------------------------------------




[GRAPHIC] Fees and Expenses of the Funds

------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares.



                             Equity        Large-Cap      Mid-Cap      Mid-Cap      Small-Cap      International    Intermediate
                             Income     Growth & Income    Value       Growth        Growth            Stock            Bond
                              Fund           Fund          Fund         Fund          Fund             Fund
----------------------------------------------------------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed (as a percentage of offering price)
                               5.75%          5.75%        5.75%        5.75%          5.75%              5.75%           4.75%
----------------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets) *
Management Fee                 0.75%          0.75%        0.75%        0.75%          1.00%              1.00%           0.60%(1)
Distribution (12b-1) Fee       0.25%          0.25%        0.25%        0.25%          0.25%              0.25%           0.25%
Shareholder Servicing Fee      0.25%(2)       0.25%(2)     0.25%(2)     0.25%(2)       0.25%(2)           0.25%(2)        0.25%(2)
Other Expenses                 0.17%          0.21%        0.30%        0.25%          0.40%              0.27%           0.16%
Total Annual Fund
 Operating Expenses            1.42%          1.46%        1.55%        1.50%          1.90%              1.77%           1.26%(3)


                                Government      Money
                                  Income        Market
                                   Fund          Fund
-----------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed (as a percentage of offering  price)
                                    4.75%     None
-----------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets) *
Management Fee                      0.75%(1)    0.50%(1)
Distribution (12b-1) Fee            0.25%       0.30%
Shareholder Servicing Fee           0.25%(2)    0.02%
Other Expenses                      0.21%       0.14%
Total Annual Fund
 Operating Expenses                 1.46%(3)    0.96%(3)



* Expenses are expressed as a percentage of the Fund's net assets. Annual Fund Operating Expenses for Equity Income Fund, Large-Cap Growth & Income Fund, Mid-Cap Value Fund, Mid-Cap Growth Fund, Small-Cap Growth Fund, International Stock Fund, Intermediate Bond Fund, and Government Income Fund are estimated based on average expenses expected to be incurred during the fiscal year ending August 31, 1999. During the course of this period, expenses may be more or less than the average amount shown.

(1) It is anticipated that the adviser will voluntarily waive a portion of the management fee. The adviser may terminate this voluntary waiver at any time. The management fee (after the voluntary waiver) is expected to be 0.53% for the Intermediate Bond Fund and 0.63% for the Government Income Fund for the fiscal year ending August 31, 1999. The adviser voluntarily waived a portion of the management fee for Money Market Fund for the fiscal year ended August 31, 1998. The management fee paid by Money Market Fund was 0.25%


(2) The Shareholder Servicing Fee for Equity Income Fund, Large-Cap Growth & Income Fund, Mid-Cap Value Fund, Mid-Cap Growth Fund, Small-Cap Growth Fund, International Stock Fund, Intermediate Bond Fund and Government Income Fund is expected to be voluntarily reduced. The shareholder servicing agent may terminate this voluntary waiver at any time. The Shareholder Servicing Fee (after the voluntary waiver) is expected to be 0.00% for Equity Income Fund, Large-Cap Growth & Income Fund, Mid-Cap Value Fund, Mid-Cap Growth Fund, Small-Cap Growth Fund, International Stock Fund, Intermediate Bond Fund and Government Income Fund for the fiscal year ending August 31, 1999.


(3) Total Operating Expenses are expected to be 0.94% and 1.09% for the Intermediate Bond Fund and Government Income Fund after the anticipated voluntary reductions described in Notes 1 and 2 for the fiscal year ended August 31, 1999. Total Operating Expenses were 0.71% for Money Market Fund after the voluntary reduction of the management fee for the fiscal year ended August 31, 1998.


The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Funds will bear either directly or indirectly. Marshall & Ilsley Trust Company and its affiliates receive advisory, custodial, shareholder services and administrative fees for the services they provide to shareholders. For more complete descriptions of the various costs and expenses, see "Marshall Funds, Inc. Information" Wire-transferred redemptions may be subject to an additional fee.

Example

This example is intended to help you compare the cost of investing in the Marshall Funds with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Funds for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your total costs for the time period indicated would be:

            Equity    Large-Cap     Mid-Cap  Mid-Cap  Small-Cap  International  Intermediate  Government  Money
            Income  Growth &Income   Value   Growth    Growth        Stock          Bond        Income    Market
             Fund        Fund        Fund     Fund      Fund                    Fund         Fund      Fund
------------------------------------------------------------------------------------------------------------------
1 Year        $711          $  715   $  724   $  719     $  757         $  745          $597        $617  $   98
3 Years       $999          $1,010   $1,036   $1,022     $1,138         $1,100          $856        $915  $  306
5 Years        N/A             N/A      N/A      N/A        N/A            N/A           N/A         N/A  $  531
10 Years       N/A             N/A      N/A      N/A        N/A            N/A           N/A         N/A  $1,178
------------------------------------------------------------------------------------------------------------------

These examples are not meant to represent your actual investment results or expenses, which may vary. Your expenses will be less if you qualify to purchase shares at a reduced or no sales charge. This example for Equity Income Fund, Large-Cap Growth & Income Fund, Mid-Cap Value Fund, Mid-Cap Growth Fund, Small-Cap Growth Fund, International Stock Fund, Intermediate Bond Fund and Government Income Fund is based on estimated data for the fiscal year ending August 31, 1999.

--------------------------------------------------------------------------------

Main Risks of Investing in the Marshall Funds                          [GRAPHIC]

-----------------------------------------------------------------------


General Risks. An investment in any of the Marshall Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Loss of money is a risk of investing in any of the Marshall Funds.

Stock Market Risks. The EQUITY FUNDS are subject to fluctuations in the stock markets, which have periods of increasing and decreasing values. Stocks have greater volatility than debt securities. While greater volatility increases risk, it offers the potential for greater reward.

What About Portfolio Turnover?


[GRAPHIC]


Although the Funds do not intend to invest for the purpose of seeking short-term profits, securities will be sold without regard to the length of time they have been held when the Funds' Adviser or Sub-adviser believes it is appropriate to do so in light of a Fund's investment goal. A higher portfolio turnover rate involves greater transaction expenses that must be borne directly by a Fund (and thus, indirectly by its shareholders), and affect Fund performance. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to that Fund's shareholders, are taxable to them.

Stock market

risk is also related to the size of the company issuing stock. Companies may be categorized as having a small, medium or large capitalization (market value). The potential risks are higher with small-and medium-capitalization companies and lower with large-capitalization companies. Therefore, you should expect that investments in the SMALL-CAP GROWTH FUND, the MID-CAP GROWTH FUND and the MID-CAP VALUE FUND will be more volatile than broad stock market indices such as the S&P 500 or funds that invest in large-capitalization companies, such as the LARGE-CAP GROWTH & INCOME FUND and the EQUITY INCOME FUND.

Foreign Securities  Risks.  Foreign  securities pose additional risks over U.S.-
      based securities for a number of reasons. Because the INTERNATIONAL STOCK FUND invests primarily in foreign securities, you should expect that these factors may adversely affect the value of an investment in the Fund. Foreign economic, governmental and political systems may be less favorable than those of the United States. Foreign governments may exercise greater control over their economies, industries and citizen's rights. Specific risk factors related to foreign securities include: inflation, structure and regulation of financial markets, liquidity and volatility of investments, taxation policies, currency exchange rates and regulations and accounting standards. The INTERNATIONAL STOCK FUND may incur higher costs and expenses when making foreign investments, which will affect the Fund's total return.



      Foreign securities may be denominated in foreign currencies. Therefore, the value of a Fund's assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Although the INTERNATIONAL STOCK FUND values its assets daily in U.S. dollars, it will not convert its holding of foreign currencies to U.S. dollars daily. Therefore, the Fund may be exposed to currency risks over an extended period of time.

      On January 1, 1999, eleven of the fifteen member states of the European Union had their currency exchange rate irrevocably fixed to a single European currency, the "euro." The euro has become legal tender in those countries from that date. National currencies will continue to circulate until they are replaced by euro coins and bank notes on July 1, 2002. The pending unification of European currency and decision by certain countries not to participate may create uncertainty in the European markets and thereby increase volatility of the various currencies and securities. The European securities markets may also become less liquid. These events could affect a Fund's investment and performance, as detailed under "European Currency Unification" in the Statement of Additional Information.


--------------------------------
What About Bond Ratings?

[GRAPHIC]

When the Funds invest in bonds and other debt securities and/or convertible securities, some will be rated in the lowest investment grade category (e.g., BBB or Baa). Bonds rated BBB by Standard and Poor's or Baa by Moody's Investors Services, Inc. have speculative characteristics. Unrated bonds will be determined by the Adviser to be of like quality and may have greater risk (but a potentially higher yield) than comparable rated bonds. If a bond is downgraded, the Adviser will re-evaluate the bond and determine whether or not the bond is an acceptable investment.


Debt Securities Risks. Risks of debt securities will affect the INCOME FUNDS.



      Prices of fixed-rate debt securities generally move in the opposite direction of interest rates. The interest payments on fixed-rate debt securities do not change when interest rates change. Therefore, since the price of these securities can be expected to decrease when interest rates increase, you can expect that the value of investments in a Fund may go down. Although the Adviser attempts to anticipate interest rate movements, there is no guarantee that it will be able to do so.

      In addition, longer-term debt securities will experience greater price volatility than debt securities with shorter maturities. You can expect the net asset values of a Fund to fluctuate accordingly.

      The credit quality of a debt security is based upon the issuer's ability to repay the security. If payments on a debt security are not paid when due, that may cause the net asset value of a Fund holding the security to go down.



      Debt securities may also be subject to call risk. If interest rates decline, an issuer may repay (or "call") a debt security held by a Fund prior to its maturity. If this occurs, the Adviser may have to reinvest the proceeds in debt securities paying lower interest rates. If this happens, a Fund may have a lower yield.



Asset-Backed/Mortgage-Backed Securities Risks. Asset-backed and mortgage-backed securities are subject to risks of prepayment. This is more likely to occur when interest rates fall because many borrowers refinance mortgages to take advantage of more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the volume of home sales. A Fund's yield will be reduced if cash from prepaid securities are reinvested in securities with lower interest rates. The risk of prepayment may also decrease the value of mortgage-backed securities.

      Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. However, both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations.


SectorRisks. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Temporary  Defensive  Investments.  To minimize  potential  losses and  maintain liquidity to meet shareholder redemptions during adverse market conditions, each of the Marshall Funds (except MONEY MARKET FUND) may temporarily depart from its principal investment strategy by investing up to 100% of Fund assets in cash or short-term, high quality money market instruments (e.g., commercial paper, repurchase agreements, etc.). This may cause a Fund to temporarily forego greater investment returns for the safety of principal.



-------------------------------------------------------------------------------
                                                    How to Buy Shares [GRAPHIC]
--------------------------------------------------------------------------------


What Do Shares Cost?  You can buy shares of a Fund on any day the New York Stock
     Exchange (NYSE) is open for business. When the Fund receives your transaction request in proper form, it is processed at the next determined public offering price. The public offering price is the net asset value
     (NAV) plus any applicable sales charge. NAV is determined for the Funds (other than MONEY MARKET FUND) at the end of regular trading (normally 3:00 p.m. Central Time) each day the NYSE is open. The NAV for the MONEY MARKET FUND is determined twice daily at 12:00 Noon (Central Time) and 3:00 p.m. (Central Time). In calculating NAV a Fund's portfolio is valued using market prices.

     Securities held by the INTERNATIONAL STOCK FUND may trade on foreign exchanges on days (such as weekends) when the INTERNATIONAL STOCK FUND does not calculate NAV. As a result, the NAV of the INTERNATIONAL STOCK FUND's shares may change on days when you cannot purchase or sell the Fund's shares.


     If your investment representative opens an account in your name with the Marshall Funds, your first investment must be at least $1,000. However, you can add to your existing Marshall Funds account directly or through the Funds' Systematic Investment Program for as little as $50. In special circumstances, these minimums may be waived or lowered at the Funds' discretion. Call your Authorized Dealer for any additional limitations. Keep in mind that Authorized Dealers may charge you fees for their services in connection with your share transactions.

     The sales charge when you purchase Class A Shares of the EQUITY FUNDS is as follows:



-----------------------------------------------------------
                                     Class A Shares
-----------------------------------------------------------
                             Sales Charge
                               as a % of      Sales Charge
                                 Public        as a % of
      Purchase Amount        Offering Price       NAV
     ------------------------------------------------------
      Up to $50,000               5.75%          6.10%
     ------------------------------------------------------
      $50,000 -- $100,000         4.50%          4.71%
     ------------------------------------------------------
      $100,000 -- $250,000        3.50%          3.63%
     ------------------------------------------------------
      $250,000 -- $500,000        2.50%          2.56%
     ------------------------------------------------------
      $500,000 -- $1 million      2.00%          2.04%
     ------------------------------------------------------
      $1 million or greater*       None          None
     ------------------------------------------------------


      The sales charge when you purchase Class A Shares of the INCOME FUNDS is as follows:




                                          Class A Shares
--------------------------------------------------------------------------
                               Sales Charge
                                as a % of         Sales Charge
                                  Public            as a % of
      Purchase Amount         Offering Price           NAV
--------------------------------------------------------------------------
      Less than $25,000           4.75%               4.99%
--------------------------------------------------------------------------
      $25,000-- $50,000           4.50%               4.71%
--------------------------------------------------------------------------
      $50,000 -- $100,000         4.00%               4.17%
--------------------------------------------------------------------------
      $100,000 -- $250,000        3.50%               3.63%
--------------------------------------------------------------------------
      $250,000 -- $500,000        2.50%               2.56%
--------------------------------------------------------------------------
      $500,000 -- $1 million      2.00%               2.04%
--------------------------------------------------------------------------
      $1 million or greater*      None                None
--------------------------------------------------------------------------


     * A contingent deferred sales charge of 1.00% applies to Class A Shares redeemed up to 12 months after purchase of $1 million or more.


     When the Fund's distributor receives sales charges and marketing fees, it may pay some or all of them to Authorized Dealers. The distributor and its affiliates may pay out of their own assets amounts (including items of material value) to Authorized Dealers or other service providers for marketing and/or servicing shareholders.


     The sales charge at purchase may be reduced or eliminated by:
     . sales in excess of $1,000,000;*
     . quantity purchases of Class A Shares;
     . combining concurrent purchases of:
                 * Shares by you, your spouse, and your children under age 21;
                   or
                 * Class A Shares of two or more Marshall Funds;

     .accumulating purchases (in calculating the sales charge on an additional purchase, you may count the current value of previous Class A Share purchases still invested in the Fund);

     . signing a letter of intent to purchase a specific dollar amount of Class
      A Shares within 13 months (call your investment representative for an application and more information); or

     . using the reinvestment privilege within 90 days of redeeming Class A
       Shares of an equal or lesser amount.


-------------------------------------------------------------------------------
How to Buy Shares (cont.)
-------------------------------------------------------------------------------
     If your investment qualifies, you or your investment representative must notify the Fund's distributor at the time of purchase to reduce or eliminate the sales charge. You will receive the reduced sales charge only on the additional purchases, and not retroactively on previous purchases. You should contact your investment professional for more information on reducing or eliminating the sales charge.

     In addition, no sales charge is imposed on:

     . Trustees or other fiduciaries purchasing Class A Shares for employee benefit plans of employers with ten or more employees, or

     . reinvested dividends and capital gains.

     The Fund may also permit purchases without a sales charge from time to time, at its own discretion.


How Do I Purchase Shares? You may purchase shares through a broker-dealer, investment professional, or financial institution (Authorized Dealers). Some Authorized Dealers may charge a transaction fee for this service. If you purchase shares of a Fund through a program of services offered or administered by an Authorized Dealer or other service provider, you should read the program materials, including information relating to fees, in conjunction with the Funds' prospectus. Certain features of a Fund may not be available or may be modified in connection with the program of services provided.

     Once you have opened an account with an Authorized Dealer, you may purchase additional Fund shares by contacting Marshall Funds Investor Services
     (MFIS) at 1-800-580-FUND (3863).

     Your  purchase  order must be received by the Fund by 12:00 Noon.  (Central
     Time) for the MONEY MARKET FUND or 3:00 p.m. (Central Time) for all other Funds to get that day's NAV. Each Fund reserves the right to reject any purchase request. It is the responsibility of any Authorized Dealer or other service provider that has entered into an agreement with the Funds, its distributor, or administrative or shareholder services agent, to promptly submit purchase orders to the Funds. Orders placed through one of these entities are considered received when the Funds are notified of the purchase or redemption order. However, you are not the owner of Fund shares (and therefore will not receive dividends) until payment for the shares is received.

     In order to purchase shares, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale. In addition, you must have a Social Security or tax identification number.


Will the Small-Cap Growth Fund always be open to new investors? It is anticipated that the SMALL-CAP GROWTH FUND will be closed to new investors once its assets reach $500 million, subject to certain exceptions. However, if you own shares of the Fund prior to the closing date, you will still be able to reinvest dividends and add to your investment in the Fund. In addition, if you own shares of another Marshall Fund, you will be allowed to exchange those shares for shares of the Fund, prior to the closing date.



[GRAPHIC] Systematic Investment Program
         ---------------------------------------------------------------------

     . You can have money automatically withdrawn from your checking account ($50 minimum) on a periodic basis.


     .  Call your Authorized Dealer to apply for this program.

[GRAPHIC] Additional Information About Checks Used to Purchase Shares
          --------------------------------------------------------------------

    . If your check does not clear, your purchase will be canceled and you will be charged a $15 fee.

    . If you purchase shares by check or ACH, you may not be able to receive proceeds from a redemption for up to seven days.

-------------------------------------------------------------------------------

                                      How to Redeem and Exchange Shares  GRAPHIC

-------------------------------------------------------------------------------
How Do I Redeem Shares? You may redeem your Fund shares by contacting your Authorized Dealer. You should note that redemptions will be made only on days when the Fund computes its NAV. When your redemption request is received in proper form, it is processed at the next determined NAV.



     Telephone or written requests for redemptions must be received in proper form and can be made through any Authorized Dealer. It is the responsibility of the Authorized Dealer or service provider to promptly submit redemption requests to a Fund. You may redeem shares by contacting MFIS at 1-800-580-FUND (3863).

     Redemption requests for the Funds must be received by the Funds by 12:00 Noon (Central Time) for the MONEY MARKET FUND or 3:00 p.m. (Central Time) for all other Funds in order for shares to be redeemed at that day's NAV. Redemption proceeds will normally be mailed, or wired if by written request, the following business day, but in no event more than seven days, after the request is made.

Will I Be Charged a Fee for Redemptions? You will not be charged a fee by the Fund for redeeming shares. However, a contingent deferred sales charge of 1% applies to Class A Shares redeemed up to 12 months after purchases of $1 million or more that did not initially pay a sales charge. You may be charged a transaction fee if you redeem Fund shares through an Authorized Dealer or service provider, or if you are redeeming by wire. Consult your Authorized Dealer or service provider for more information, including applicable fees.



[GRAPHIC] Systematic Withdrawal Program (Existing Accounts Only)
         ---------------------------------------------------------------------
         . If you have a Fund account balance of at least $10,000, you can redeem shares (at least $100) on a periodic basis.

         . Contact your Authorized Dealer to apply for this program.



[GRAPHIC] Checkwriting
         ---------------------------------------------------------------------
         . Checkwriting privileges may be available for shareholders of the MONEY MARKET FUND. Contact your Authorized Dealer for more information.




-------------------------------------------------------------------------------
Additional Conditions for Redemptions
-------------------------------------------------------------------------------

Signature Guarantees. In the following instances, you must have a signature guarantee on written redemption requests:

 .    when you want a redemption to be sent to an address other than the one you have on record with the Fund;

 .    when you want the redemption payable to some one other than the shareholder of record; or


 .    when your redemption is to be sent to an address of record that was changed within the last 30 days.


     Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

Limitations on Redemption Proceeds. Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

      .  to allow your purchase payment to clear;

      .  during periods of market volatility; or

      . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

     You will not accrue interest or dividends on uncashed checks from the Fund. If those checks are undeliverable and returned to the Fund, the proceeds will be reinvested in shares of the Funds that were redeemed.

Exchange Privilege. You may exchange Class A Shares of a Fund for Class A Shares of any of the other Marshall Funds free of charge, if you have previously paid a sales charge. An exchange is treated as a redemption and a subsequent purchase, and is therefore a taxable transaction. Signatures must be guaranteed if you request and exchange into another fund with a different shareholder registration. The exchange privilege may be modified or terminated at any time.


Exchanges by  Telephone.  If you  have  completed  the  telephone  authorization section in your account application or an authorization form obtained through your Authorized Dealer, you may telephone instructions to your Authorized Dealer to exchange between Fund accounts that have identical shareholder registrations. Telephone exchange instructions must be received by the Funds before 3:00 p.m. (Central Time) for shares to be exchanged the same day. However, you will not receive a dividend of the Fund into which you exchange on the date of the exchange.

     The Funds and their service providers will record your telephone instructions. The Funds will not be liable for losses due to unauthorized or fraudulent telephone instructions as long as reasonable security procedures are followed. You will be notified of changes to telephone transaction privileges.

Frequent Traders. The Funds' management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to a Fund and its other shareholders. If this occurs, the Fund may terminate shareholder's purchase and/or exchange privileges.



-------------------------------------------------------------------------------
                                        Account and Share Information [GRAPHIC]
-------------------------------------------------------------------------------


Confirmations  and  Account  Statements.   You  will  receive   confirmation  of
     purchases, redemptions and exchanges (except for systematic program transactions). In addition, you will receive periodic statements reporting all account activity, including systematic program transactions, dividends and capital gains paid.

     You may request photocopies of historical confirmations from prior years. The Funds may charge a fee for this service.


Dividends and Capital Gains. Dividends of the MONEY MARKET FUND and INCOME FUNDS are declared daily and paid monthly. You will receive dividends declared subsequent to the issuance of your shares, through the day your shares are redeemed.

     Dividends of the EQUITY FUNDS are declared and paid quarterly, except for the INTERNATIONAL STOCK FUND, which declares and pays dividends annually. Dividends are paid to all shareholders invested in the EQUITY FUNDS on the record date.

     In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional shares, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in Fund shares and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months, the check amount will be reinvested in shares and you will not accrue any interest or dividends on this amount prior to the reinvestment.

--------------------------------------
What is a Dividend and Capital Gain?
[GRAPHIC]
A dividend is the money paid to shareholders that a mutual fund has earned from the income on its investments. A capital gain is the profit derived from the sale of an investment, such as a stock or bond.

     If you purchase shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in shares. Therefore, you should consider the tax implications of purchasing shares shortly before a Fund declares a dividend or capital gain.

Accounts with Low Balances. Due to the high cost of maintaining accounts with low balances, a Fund may redeem shares in your account and pay you the proceeds if your account balance falls below the required minimum value of $1,000.

     Before shares are redeemed to close an account, you will be notified in writing and allowed 30 days to purchase additional shares to meet the minimum account balance requirement.

Rule 12b-1 Plan. The Marshall Funds has adopted a Rule 12b-1 Plan on behalf of the Class A Shares of the Funds, which allows it to pay a fee equal to a maximum of 0.25% for the EQUITY FUNDS and INCOME FUNDS and 0.30% for the MONEY MARKET FUND'S Class A Shares assets to the Distributor and financial intermediaries for the sale, distribution and customer servicing of each Fund's Class A Shares. Because these shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than shares with different sales charges and marketing fees.

-----------------------------------------------------------------------------
Account and Share Information (cont.)
------------------------------------------------------------------------------

Multiple Classes. The Marshall Funds have adopted a plan that permits each Fund to offer more than one class of shares. All shares of each Fund or class have equal voting rights and will generally vote in the aggregate and not by Fund or class. There may be circumstances, however, when shareholders of a particular Fund or class are entitled to vote on matters affecting that Fund or class. Share classes may have different sales charges and other expenses, which will affect their performance.


Year 2000 Readiness

     The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Funds.

     While it is impossible to determine in advance all of the risks to the Funds, the Funds could experience interruptions to basic financial and operational functions. The Funds shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

     The Funds' service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

     Year 2000 problems would also increase the risks of the Funds' investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Funds may purchase.

     However, this may be difficult with certain issuers. For example, Funds dealing with foreign service providers or investing in foreign securities, will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets.

     The financial impact of these issues for the Funds is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Funds.



Tax Information


Federal Income Tax. The Funds send you a statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Fund distributions for the EQUITY INCOME FUND and LARGE-CAP GROWTH & INCOME FUND are expected to be both dividends and capital gains. Fund distributions for the other EQUITY FUNDS are expected to be primarily capital gains, and fund distributions of the INCOME FUNDS and MONEY MARKET FUND are expected to be primarily dividends.

     Please consult your tax adviser regarding your federal, state and local tax liability. Redemptions and exchanges of Fund shares are taxable sales.



--------------------------------------------------------------------------------
                                      Marshall Funds, Inc. Information [GRAPHIC]
-----------------------------------------------------------------------


Management of the Marshall Funds. The Board of Directors  governs the Funds. The
    Board selects and oversees the Adviser, M&I Investment Management Corp. The Adviser manages each Fund's assets, including buying and selling portfolio securities. The Adviser's address is 1000 North Water Street, Milwaukee, Wisconsin, 53202. The Adviser has entered into a subadvisory contract with Templeton Investment Counsel, Inc. (TICI or Sub-adviser), to manage the INTERNATIONAL STOCK FUND, subject to oversight by the Adviser.

Adviser's Background. M&I Investment Management Corp. is a registered investment adviser and a wholly owned subsidiary of Marshall & Ilsley Corp., a registered bank holding company headquartered in Milwaukee, Wisconsin. As of July 31, 1998, the Adviser had approximately $9 billion in assets under management and has managed investments for individuals and institutions since 1973. The Adviser has managed the Funds since 1992 and managed the Newton Funds (predecessors to some of the Funds) since 1985.



Sub-adviser's Background. Templeton Investment Counsel, Inc. is a registered investment adviser and a professional investment counseling firm that has been handling investment services since 1979. As of July 31, 1998, TICI had discretionary investment of approximately $22.3 billion in assets. TICI is indirectly owned by Franklin Resources, Inc., which engages in various aspects of the financial services industry through its subsidiaries. TICI and its affiliates serve as advisers for a wide variety of mutual funds and private clients in many nations. TICI, its affiliates and their predecessors have been investing globally for over 50 years.


Portfolio Managers. The EQUITY INCOME FUND is managed by Bruce P. Hutson, who has been a vice president of the Adviser since 1973 and was a member of the equity policy group from January 1990 through 1998. Mr. Hutson holds a B.B.A. degree from the University of Wisconsin-Whitewater.

    The LARGE-CAP GROWTH & INCOME FUND is managed by William J. O'Connor. Mr. O'Connor has been a vice president of the Adviser since February 1995 when he rejoined the firm after serving as vice president and director of equity research for Arnold Investment Counsel. Prior to joining Arnold, he had been a vice president, portfolio manager, and research analyst with the Adviser from 1979 to 1991. Mr. O'Connor is a Chartered Financial Analyst and holds a bachelor's degree in Commerce from Santa Clara University and an M.B.A. in Finance from the University of Wisconsin-Madison.

    The MID-CAP VALUE FUND is co-managed by Matthew B. Fahey and John
    C. Potter. Mr. Fahey has been a vice president of the Adviser since 1988. He earned a B.A. degree in Business Administration from the University of Wisconsin-Milwaukee and holds an M.B.A. degree from Marquette University. Mr. Potter has been a vice president of the Adviser since 1997. From April 1994 to June 1997, Mr. Potter was a senior securities analyst for the EQUITY INCOME FUND. Previously, from November 1991 to April 1994, he was a senior auditor for Marshall & Ilsley Corporation. Mr. Potter is a Chartered Financial Analyst and holds a B.B.A. degree in Finance from the University of Wisconsin-Madison.

    The MID-CAP GROWTH FUND is managed by Steve D. Hayward. Prior to joining the Adviser as a vice president in December 1993, Mr. Hayward served as senior portfolio manager of AMOCO Corporation and managed two aggressive growth-oriented mutual funds for American Asset Capital Management. Mr. Hayward, who is a Chartered Financial Analyst, received a B.A. in Economics from North Park College, and an M.B.A. in Finance from Loyola University.



    The SMALL-CAP GROWTH FUND is co-managed by Steve D. Hayward and
    David Lettenberger.
    Mr. Hayward's background is described above under the MID-CAP GROWTH FUND. Prior to joining the Adviser in October 1993, Mr. Lettenberger was employed by M&I Marshall & Ilsley Bank. Previously, he was a senior securities analyst for MARSHALL MID-CAP GROWTH FUND from the Fund's inception in 1993 through 1996. Mr. Lettenberger is a Chartered Financial Analyst and holds a B.B.A. degree in Finance and Economics from Marquette University.



    The INTERNATIONAL STOCK FUND is managed by Gary R. Clemons, senior vice president, portfolio management/research, TICI. Mr. Clemons joined the Templeton organization in 1993 as a portfolio manager/research analyst with responsibility for the telecommunications industries, as well as country coverage of Columbia, Peru, Sweden and Norway. Prior to joining TICI, Mr. Clemons worked as a portfolio manager/research analyst for Structured Asset Management in New York, a subsidiary of Templeton Global Investors, Inc. Mr. Clemons holds an M.B.A. degree from the University of Wisconsin-Madison and a bachelor of science degree from the University of Nevada-Reno.

    The INTERMEDIATE BOND FUND is managed by Mark Pittman. Mr. Pittman is a vice president of the Adviser, which he joined in June 1994. Prior to that time, he spent five years with Valley Trust Company managing fixed income portfolios and common trust funds. In addition, he was a member of the Valley Trust Company Investment Committee and Asset Allocation Committee. Mr. Pittman is a Chartered Financial Analyst and holds M.B.A. and B.B.A. degrees in Finance from the University of Wisconsin-Madison.



    The GOVERNMENT INCOME FUND is managed by the Adviser's Fixed Income Policy Group.



    The MONEY MARKET FUND is managed by Richard M. Rokus, who is a vice president of the Adviser. Mr. Rokus has managed the MONEY MARKET FUND since January 1, 1994, and has been employed by the Adviser since January 1993. Mr. Rokus is a Chartered Financial Analyst and holds a B.B.A. in Finance from the University of Wisconsin-Whitewater.

Advisory Fees. The Adviser is entitled to receive an annual investment advisory fee equal to a percentage of each Fund's average daily net assets as follows:

       --------------------------------------
       Fund                      Advisory Fee
       --------------------------------------
       Money Market Fund                0.50%
       Intermediate Bond Fund           0.60%
       Government Income Fund           0.75%
       Large-cap Growth & Income Fund   0.75%
       Mid-Cap Value Fund               0.75%
       Equity Income Fund               0.75%
       Mid-Cap Growth Fund              0.75%
       Small-Cap Growth Fund            1.00%
       International Stock Fund         1.00%
       --------------------------------------



    The Adviser has the discretion to voluntarily waive a portion of its fee. However, any waivers by the Adviser are voluntary and may be terminated at any time in its sole discretion.


Affiliate Services and Fees. Marshall & Ilsley Trust Company is custodian of the assets and securities of the Marshall Funds and provides shareholder support and other administrative services directly and through its division, Marshall Funds Investor Services. For each Fund, the annual custody fees are .02% of the first $250 million of assets held plus .01% of assets exceeding $250 million, calculated on each Fund's average daily net assets. Effective January 1, 1999, Marshall & Ilsley Trust Company will receive shareholder services fees from the shareholder services agent for the Equity and Income Funds and directly from the Money Market Fund in amounts equal to a maximum annual percentage of the Funds' average daily net assets as follows:

       ---------------------------------------------
                           Shareholder Services Fee
       ---------------------------------------------
       Equity Funds                            0.25%
       ---------------------------------------------
       Income Funds                            0.02%
       ---------------------------------------------
       Money Market Fund                       0.02%
       ---------------------------------------------

    Marshall & Ilsley Trust Company also, from time to time, receives reimbursement from the Funds' distributor and its affiliates for certain expenses incurred in marketing the Funds and for other administrative services on behalf of shareholders.




[GRAPH]           Financial Highlights
       -------------------------------------------------------------------------


The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.

The following table has been audited by Arthur Andersen LLP, the Funds' independent public accountants. Their report dated October 23, 1998 is included in the Annual Report for the Funds, which is incorporated by reference. This table should be read in conjunction with the Funds' financial statements and notes thereto, which may be obtained free of charge from the Funds.



Further information about the performance of the Funds is contained in the Funds' Annual Report dated August 31, 1998, which may be obtained free of charge.


(For a share outstanding throughout each period)






                                           Net       Dividends to                    Ratios to Average Net
                             Net Asset  Investment   Shareholders
                              Value,      Income/      from Net      Net Asset                            Net
                             Beginning  Operating     Investment    Value, End    Total                Investment      Expense
Period Ended August 31,      of Period    (Loss)        Income       of Period   Return(c)  Expenses     Income        Waiver(e)
------------------------------------------------------------------------------------------------------------------------------------
Money Market Fund (formerly, Class B Shares)(b)
  1993(a)                        $1.00        0.02       (0.02)       $1.00       1.89%      0.72%(d)        2.72%(d)     0.28%(d)
  1994                           $1.00        0.03       (0.03)       $1.00       3.11%      0.70%           3.39%        0.29%
  1995                           $1.00        0.05       (0.05)       $1.00       5.25%      0.71%           5.21%        0.26%
  1996                           $1.00        0.05       (0.05)       $1.00       5.07%      0.71%           4.92%        0.26%
  1997                           $1.00        0.05       (0.05)       $1.00       5.04%      0.71%           4.93%        0.26%
  1998                           $1.00        0.05       (0.05)       $1.00       5.19%      0.71%           5.12%        0.25%




                           Net Assets
                          End of Period
                              (000
Period Ended August 31,      Omitted)
------------------------------------------------
Money Market Fund (formerly, Class B Shares)(b)
  1993(a)                  $  1,980
  1994                     $ 11,929
  1995                     $ 30,331
  1996                     $ 84,711
  1997                     $ 89,485
  1998                     $105,125


(a) Reflects operations for the period from December 17, 1992 (date of initial public investment) to August 31, 1993.
(b) Effective December 1998, Class B Shares changed its share class name to Class A Shares.
(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(d) Computed on an annualized basis.
(e) This voluntary expense decrease is reflected in both the expense and net investment income ratios.



A Statement of Additional Information (SAI) dated December 31, 1998 is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Funds' annual and semi-annual reports to shareholders. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual and semi-annual reports, and other information without charge, write to or call your Authorized Dealer or call Marshall Funds Investor Services at 1-800-580-FUND (3863).

You can obtain information about the Marshall Funds by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, D.C., 20549-6009, or from the SEC's Internet Web site at: http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.



                     Marshall Funds Investor Services
                     1000 N. Water Street
                     P.O. Box 1348
                     Milwaukee, WI 53201-1348
                     1-800-580-FUND (3863)



                     TDD: Speech and Hearing Impaired Services
                     1-800-236-209-3520




                              Marshall Funds, Inc.


                       Statement of Additional Information



                                 Class A Shares


                                December 31, 1998







           Equity Funds                                Income Funds
o Marshall Equity Income Fund               o Marshall Intermediate Bond Fund
o Marshall Large-Cap Growth & Income Fund   o Marshall Government Income Fund
o Marshall Mid-Cap Value Fund
o Marshall Mid-Cap Growth Fund
o Marshall Small-Cap Growth Fund                    Money Market Fund
o Marshall International Stock Fund         o Marshall Money Market Fund



      This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the Class A Shares prospectus for the Marshall Funds listed above, dated December 31, 1998. This SAI incorporates by reference the Funds' Annual Report. You may obtain the prospectus or Annual Report without charge by calling M&I Brokerage Services at 1-800-580-FUND (3863), or you can visit the Marshall Funds' Internet site on the World Wide Web at (http://www.marshallfunds.com).


      5800 Corporate Drive
      Pittsburgh, Pennsylvania 15237-7010


G00714-04(12/98)


FEDERATED SECURITIES CORP.
Distributor

A subsidiary of FEDERATED INVESTORS, INC.

Table of Contents
--------------------------------------------------------------------------------
How are the Funds Organized                                1



Securities in Which the Funds Invest                       1


Securities Descriptions, Techniques and Risks              3


Investment Limitations                                    13


Determining Market Value of Securities                    15


What Do Shares Cost?                                      16


How is the Fund Sold?                                     16


How to Buy Shares                                         17


Account and Share Information                             18




What are the Tax Consequences?                            19


Who Manages the Funds?                                    20


How Does The Fund Measure Performance                     24


Performance Comparisons                                   25


Economic and Market Information                           27


Financial Statements                                      27


Appendix                                                  28


Addresses                                                 31

HOW ARE THE FUNDS ORGANIZED

Marshall Funds, Inc. (Corporation) is an open-end, management investment company that was established as a Wisconsin corporation on July 31, 1992.

The Funds are diversified portfolios of the Corporation. The Corporation may offer separate series of shares representing interests in separate portfolios of securities, and the shares in any one portfolio may be offered in separate classes. This Statement contains additional information about the Corporation and its eleven investment portfolios. This Statement uses the same terms as defined in the prospectus. The definitions of the terms series and class in the Wisconsin Business Corporation Law, Chapter 180 of the Wisconsin Statutes (WBCL) differ from the meanings assigned to those terms in the prospectus and this Statement of Additional Information. The Articles of Incorporation of the Corporation reconcile this inconsistency in terminology, and provide that the prospectus and Statement of Additional Information may define these terms consistently with the use of those terms under the WBCL and the Internal Revenue Code. SECURITIES IN WHICH THE FUNDS INVEST

Following is a table that indicates which types of securities are a: o P = Principal investment of a Fund; (shaded in chart) o A = Acceptable (but not principal) investment of a Fund; or o N = Not an acceptable investment of a Fund.


EQUITY FUNDS
---------------------------------------------- -------------- ------------- ------------- ------------- ------------- -------------
Securities                                     Equity Income  Large-Cap     Mid-Cap       Mid-Cap       International Small-Cap
                                                              Growth &      Value         Growth        Stock         Growth
                                                              Income
---------------------------------------------- -------------- ------------- ------------- ------------- ------------- -------------
----------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
American Depositary Receipts1                   A             A             A             A             A             A
----------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
----------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
Asset-Backed Securities2                        A             A             A             A             A             A
----------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
----------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
Bank Instruments3                               A             A             A             A             A             A
----------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
----------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
Borrowing4                                      A             A             A             A             A             A
-----------------------------------------------
----------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
Common Stock                                    P             P             P             P             P             P
----------------------------------------------- ------------- ------------- ------------- -------------               -------------
-----------------------------------------------                                                         -------------
Common Stock of Foreign Companies               A             A             A             A             P             A
-----------------------------------------------               ------------- ------------- ------------- ------------- -------------
----------------------------------------------- ------------- ------------- ------------- -------------               -------------
Convertible Securities                          P             A             A             A             A             A
----------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
-----------------------------------------------               ------------- ------------- ------------- ------------- -------------
Debt Obligations                                A             A             A             A             A5            A
----------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
----------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
Derivative Contracts and Securities             A             A             A             A             A             A
----------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
----------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
European Depositary Receipts                    N             N             N             N             A             N
----------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
----------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
Fixed Rate Debt Obligations                     A             A             A             A             A             A
----------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
----------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
Floating Rate Debt Obligations                  A             A             A             A             A             A
----------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
----------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
Foreign Currency Hedging Transactions           N             N             N             N             A             N
----------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
----------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
Foreign Currency Transactions                   N             N             N             N             A             N
----------------------------------------------- ------------- ------------- ------------- -------------               -------------
----------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
Foreign Securities6                             A             A             A             A             P             A
----------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
----------------------------------------------- ------------- ------------- ------------- -------------               -------------
Forward Commitments, When-Issued and Delayed    A             A             A             A             A             A
Delivery Transactions
----------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
----------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
Futures and Options Transactions                A             A             A             A             A             A
----------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
----------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
Global Depositary Receipts                      N             N             N             N             A             N
----------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
----------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
Illiquid and Restricted Securities7             A             A             A             A             A             A
----------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
----------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
Lending of Portfolio Securities                 A             A             A             A             A             A
----------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
----------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
Mortgage-Backed Securities                      A             A             A             A             A             A
-----------------------------------------------               ------------- ------------- ------------- ------------- -------------
----------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
Preferred Stocks                                P             A             A             A             A             A
----------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
-----------------------------------------------               ------------- ------------- ------------- ------------- -------------
Prime Commercial Paper8                         A             A             A             A             A             A
----------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
----------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
Repurchase Agreements                           A             A             A             A             A             A
----------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
----------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
Reverse Repurchase Agreements                   A             A             A             A             A             A
----------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
----------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
Securities of Other Investment Companies        A             A             A             A             A             A
----------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
----------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
SWAP Transactions                               A             A             A             A             A             A
----------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
----------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
U.S. Government Securities                      A             A             A             A             A             A
----------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
----------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
Variable Rate Demand Notes                      A             A             A             A             A             A
----------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
----------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
Warrants                                        A             A             A             A             A             A
----------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------

INCOME FUNDS AND MONEY MARKET FUND
---------------------------------------------- ----------------- ---------------- ---------------
Securities                                     Intermediate      Government       Money Market
                                               Bond              Income
---------------------------------------------- ----------------- ---------------- ---------------
----------------------------------------------- ---------------- ---------------- ---------------
Asset-Backed Securities2                        A                P                A
----------------------------------------------- ---------------- ----------------
----------------------------------------------- ----------------                  ---------------
Bank Instruments3                               A                A                P
----------------------------------------------- ---------------- ---------------- ---------------
----------------------------------------------- ---------------- ----------------
Borrowing4                                      A                A                A
-----------------------------------------------
----------------------------------------------- ---------------- ---------------- ---------------
Debt Obligations                                P                P                P
----------------------------------------------- ---------------- ---------------- ---------------
-----------------------------------------------                                   ---------------
Demand Master Notes                             A                N                P
----------------------------------------------- ---------------- ---------------- ---------------
----------------------------------------------- ---------------- ----------------
Derivative Contracts and Securities             A                A                A
-----------------------------------------------                                   ---------------
----------------------------------------------- ---------------- ---------------- ---------------
Fixed Rate Debt Obligations                     P                P                A
----------------------------------------------- ---------------- ----------------
----------------------------------------------- ---------------- ---------------- ---------------
Floating Rate Debt Obligations                  A                A                P
----------------------------------------------- ----------------                  ---------------
----------------------------------------------- ---------------- ----------------
Foreign Securities6                             A                A                N
----------------------------------------------- ---------------- ---------------- ---------------
----------------------------------------------- ---------------- ---------------- ---------------
Forward Commitments, When-Issued and Delayed    A                A                A
Delivery Transactions
-----------------------------------------------                                   ---------------
----------------------------------------------- ---------------- ---------------- ---------------
Funding Agreements                              A                A                A
----------------------------------------------- ---------------- ---------------- ---------------
----------------------------------------------- ---------------- ---------------- ---------------
Futures and Options Transactions                A                A                N
----------------------------------------------- ---------------- ---------------- ---------------
----------------------------------------------- ---------------- ---------------- ---------------
Guaranteed Investment Contracts                 N                N                A
----------------------------------------------- ---------------- ---------------- ---------------
----------------------------------------------- ---------------- ---------------- ---------------
Illiquid and Restricted Securities7             A                A                A
----------------------------------------------- ---------------- ---------------- ---------------
----------------------------------------------- ---------------- ---------------- ---------------
Lending of Portfolio Securities                 A                A                A
----------------------------------------------- ----------------                  ---------------
----------------------------------------------- ---------------- ---------------- ---------------
Mortgage-Backed Securities                      A                P                N
----------------------------------------------- ---------------- ---------------- ---------------
----------------------------------------------- ----------------                  ---------------
Municipal Leases                                A                A                N
----------------------------------------------- ---------------- ---------------- ---------------
----------------------------------------------- ---------------- ---------------- ---------------
Municipal Securities                            A                A                N
----------------------------------------------- ---------------- ---------------- ---------------
----------------------------------------------- ---------------- ---------------- ---------------
Prime Commercial Paper8                         A                A                P
----------------------------------------------- ---------------- ----------------
----------------------------------------------- ---------------- ---------------- ---------------
Repurchase Agreements                           A                A                P
----------------------------------------------- ---------------- ---------------- ---------------
----------------------------------------------- ---------------- ----------------
Reverse Repurchase Agreements9                  A                A                A
----------------------------------------------- ---------------- ---------------- ---------------
----------------------------------------------- ---------------- ---------------- ---------------
Securities of Other Investment Companies        A                A                A
----------------------------------------------- ---------------- ---------------- ---------------
----------------------------------------------- ---------------- ---------------- ---------------
SWAP Transactions                               A                A                N
----------------------------------------------- ----------------                  ---------------
----------------------------------------------- ---------------- ---------------- ---------------
U.S. Government Securities                      A                P                A
----------------------------------------------- ---------------- ---------------- ---------------
----------------------------------------------- ---------------- ---------------- ---------------
Variable Rate Demand Notes                      A                A                A
----------------------------------------------- ---------------- ---------------- ---------------

1. All Funds may invest up to 20% of their respective assets, however, the International Stock Fund has no limit. 2. The Equity Funds and Income Funds may invest in Asset-Backed Securities rated, at the time of purchase, in the top four rating categories by a nationally recognized statistical rating organization (NRSRO) (securities rated AAA, AA, A or BBB by Standard & Poor's (S&P) and Fitch IBCA, Inc. (Fitch) and Aaa, Aa, A or Baa by Moody's Investors Service, Inc. (Moody's)), or if unrated, determined by the Adviser to be of comparable quality. The Money Market Fund will invest in only the short-term tranches, which will generally have a maturity not exceeding 397 days. Only the Income Funds expect that they might exceed 5% of their respective net assets in these securities.

3. The Equity Funds and Money Market Funds may purchase foreign Bank Instruments. The Equity Funds and Money Market Funds (except International Stock Fund) are limited to 5% of total assets. The Income Funds may invest in foreign Bank Instruments, although they do not presently intend to do so.



4. The International Stock Fund may borrow money to purchase securities, a strategy that involves purchasing securities in amounts that exceed the amount it has invested in the underlying securities. The excess exposure increases the risks associated with the underlying securities and tends to exaggerate the effect of changes in the value of its portfolio securities and consequently on the Fund's net asset value. The Fund may pledge more than 5% of its total assets to secure such borrowings.

5. Must be issued by U.S. corporations and rated in the top four categories by an NRSRO or, if unrated determined by the Adviser to be of comparable quality.
6. The Equity Funds, except International Stock Fund may only invest up to 5% of their respective net assets in foreign securities other than American Depositary Receipts. 7. All Funds may invest up to 15% of their respective assets in illiquid securities except that the Money Market Fund is limited to 10%. 8. The Small-Cap Growth Fund may purchase commercial paper rated investment grade by an NRSRO or, if unrated determined by the Adviser to be of comparable quality. The other Funds may purchase commercial paper rated in the two highest rating categories by an NRSRO or, if unrated determined by the Adviser to be of comparable quality. 9. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Money Market Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date on the reverse repurchase agreement. SECURITIES DESCRIPTIONS, TECHNIQUES AND RISKS As used in this section, the term Adviser means Adviser or Subadviser, as applicable. Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority. Some government entities are supported by the full, faith and credit of the United States. Other government entities receive support through federal subsidies, loans or other benefits. A few government entities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risk, but not as low as Treasury securities. The Fund treats mortgage-backed securities guaranteed by a government sponsored entity as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risk, it does not reduce the market and prepayment risks. Asset-Backed Securities are issued by non-governmental entities and carry no direct or indirect government guarantee. Asset-Backed Securities represent an interest in a pool of assets such as car loans and credit card receivables. Almost any type of fixed income asset (including other fixed income securities) may be used to create an asset backed security. However, most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. Asset-backed securities may take the form of commercial paper or notes, in addition to pass through certificates or asset-backed bonds. Asset backed securities may also resemble some types of CMOs. Payments on asset-backed securities depend upon assets held by the issuer and collections of the underlying loans. The value of these securities depends on many factors, including changing interest rates, the availability of information about the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. Also, these securities may be subject to prepayment risk. Bank Instruments. Bank Instruments are unsecured interest bearing deposits with banks. Bank Instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Instruments denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks are commonly referred to as Eurodollar instruments. Instruments denominated in U.S. dollars and issued by U.S. branches of foreign banks are referred to as Yankee instruments.

The Funds will invest in bank instruments that have been issued by banks and savings and loans that have capital, surplus and undivided profits of over $100 million or whose principal amount is insured by the Bank Insurance Fund or the Savings Association Insurance Fund, which are administered by the Federal Deposit Insurance Corporation. Securities that are credit-enhanced with a bank's irrevocable letter of credit or unconditional guaranty will also be treated as Bank Instruments.

     Foreign Bank Instruments. Eurodollar Certificates of Deposit (ECDs), Yankee Certificates of Deposit (YCDs) and Eurodollar Time Deposits (ETDs) are all U.S. dollar denominated certificates of deposit. ECDs are issued by, and ETDs are deposits of, foreign banks or foreign branches of U.S. banks. YCDs are issued in the U.S. by branches and agencies of foreign banks.

       ECDs, ETDs, YCDs, and Europaper have many of the same risks of other foreign securities. Examples of these risks include economic and political developments, that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank and the possible impact of interruptions in the flow of international currency transactions. Also, the issuing banks or their branches are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, and recordkeeping, and the public availability of information. These factors will be carefully considered by the Adviser in selecting these investments.

Borrowing. The Funds may borrow money from banks or through reverse repurchase agreements in amounts up to one-third of total assets (net assets for the Money Market Fund and Intermediate Bond Fund), and pledge some assets as collateral. A Fund that borrows will pay interest on borrowed money and may incur other transaction costs. These expenses could exceed the income received or capital appreciation realized by the Fund from any securities purchased with borrowed money. With respect to borrowings, the Funds are required to maintain continuous asset coverage to 300% of the amount borrowed. If the coverage declines to less than 300%, the Fund must sell sufficient portfolio securities to restore the coverage even if it must sell the securities at a loss.

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most common types of corporate debt security. The credit risks of corporate debt securities vary widely among issuers.

Convertible Securities. Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, if the Fund holds fixed income securities convertible into shares of common stock at a conversion price of $10 per share, and the shares have a market value of $12, the Fund could realize an additional $2 per share by converting the fixed income securities.

To compensate for the value of the conversion option, convertible securities have lower yields than comparable fixed income securities. In addition, the conversion price exceeds the market value of the underlying equity securities at the time a convertible security is issued. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Credit Enhancement. Certain acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. The Adviser may evaluate a security based, in whole or in part, upon the financial condition of the party providing the credit enhancement (the credit enhancer). The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.

For diversification purposes, credit-enhanced securities will not be treated as having been issued by the credit enhancer, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit-enhanced by the credit enhancer. In such cases, the securities will be treated as having been issued both by the issuer and the credit enhancer.

Credit Quality. The fixed income securities in which a Fund invest will be rated at least investment grade by a nationally recognized statistical ratings organization (NRSRO). Investment grade securities have received one of an NRSRO's four highest ratings. Securities receiving the fourth highest rating (Baa by Moody's or BBB by S&P or Fitch) have speculative characteristics and changes in the market or the economy are more likely to affect the ability of the issuer to repay its obligations when due. The Adviser will evaluate downgraded securities and will sell any security determined not to be an acceptable investment. The Money Market Fund is subject to Rule 2a-7 under the Investment Company Act of 1940, and will follow the credit quality requirements of the Rule.

Commercial Paper and Restricted and Illiquid Securities. Commercial paper is an issuer's draft or note with a maturity of less than nine months. Companies typically issue commercial paper to fund current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. Commercial paper may default if the issuer cannot continue to obtain financing in this fashion. The short maturity of commercial paper reduces both the market and credit risk as compared to other debt securities of the same issuer. The Funds may invest in commercial paper issued under Section 4(2) of the Securities Act of 1933. By law, the sale of Section 4(2) commercial paper is restricted and is generally sold only to institutional investors, such as a Fund. A Fund purchasing Section 4(2) commercial paper must agree to purchase the paper for investment purposes only and not with a view to public distribution. Section 4(2) commercial paper is normally resold to other institutional investors through investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Funds believe that Section 4(2) commercial paper and certain other restricted securities which meet the Director's criteria for liquidity are quite liquid. Section 4(2) commercial paper and restricted securities which are deemed liquid, will not be subject to the investment limitation. In addition, because Section 4(2) commercial paper is liquid, the Funds intend to not subject such paper to the limitation applicable to restricted securities. Demand Features. The Funds may purchase securities subject to a demand feature, which may take the form of a put or standby commitment. Demand features permit a fund to demand payment of the value of the security (plus an accrued interest) from either the issuer of the security or a third-party. Demand features help make a security more liquid, although an adverse change in the financial health of the provider of a demand feature (such as bankruptcy), will negatively affect the liquidity of the security. Other events may also terminate a demand feature, in which case liquidity is also affected.

Demand Master Notes. Demand master notes are short-term borrowing arrangements between a corporation or government agency and an institutional lender (such as a Fund) payable upon demand by either party. A party may demand full or partial payment and the notice period for demand typically ranges from one to seven days. Many master notes give a Fund the option of increasing or decreasing the principal amount of the master note on a daily or weekly basis within certain limits. Demand master notes usually provide for floating or variable rates of interest.

Depositary Receipts. American Depositary Receipts (ADRs) are receipts, issued by a U.S. bank, that represent an interest in shares of a foreign-based corporation. ADRs provide a way to buy shares of foreign-based companies in the U.S. rather than in overseas markets. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts, issued by foreign banks or trust companies, or foreign branches of U.S. banks, that represent an interest in shares of either a foreign or U.S. corporation. Depositary Receipts may not be denominated in the same currency as the underlying securities into which they may be converted, and are subject to currency risks. Depositary Receipts involves many of the same risks of investing directly in foreign securities.

Derivative Contracts. Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.


Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract. Duration. Duration is a measure of volatility in the price of a bond prior to maturity. Volatility is the magnitude of the change in the price of a bond relative to a change in the market interest rate. Volatility is based upon a bond's coupon rate; maturity date; and the level of market yields of similar bonds. Generally, bonds with lower coupons or longer maturities will be more volatile than bonds with higher coupons or shorter maturities. Duration combines these variables into a single measure. Equity securities are the fundamental unit of ownership in a company. They represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Equity Funds invest.
     Common stocks are the most prevalent type of equity security. Common stockholders are entitled to the net value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock. Preferred stocks have the right to receive specified dividends or distributions before the payment of dividends or distributions on common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may provide for the issuer to redeem the stock on a specified date. A Fund holding redeemable preferred stock may treat it as a fixed income security. Warrants provide an option to buy the issuer's stock or other equity securities at a specified price. A Fund holding a warrant may buy the designated shares by paying the exercise price before the warrant expires. Warrants may become worthless if the price of the stock does not rise above the exercise price by the stated expiration date. Rights are the same as warrants, except they are typically issued to existing stockholders.

Fixed Income Securities. Fixed income securities generally pay interest at either a fixed or floating rate and provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. Fixed rate securities and floating rate securities react differently as prevailing interest rates change.

       Fixed Rate Debt Securities. Debt securities that pay a fixed interest rate over the life of the security and have a long-term maturity may have many characteristics of short-term debt. For example, the market may treat fixed rate/long-term securities as short-term debt when a security's market price is close to the call or redemption price, or if the security is approaching its maturity date when the issuer is more likely to call or redeem the debt.

       As interest rates change, the market prices of fixed rate debt securities are generally more volatile than the prices of floating rate debt securities. As interest rates rise, the prices of fixed rate debt securities fall, and as interest rates fall, the prices of fixed rate debt securities rise. For example, a bond that pays a fixed interest rate of 10% is more valuable to investors when prevailing interest rates are lower; therefore, this value is reflected in higher price, or a premium. Conversely, if interest rates are over 10%, the bond is less attractive to investors, and sells at a lower price, or a discount.

       Floating Rate Debt Securities. The interest rate paid on floating rate debt securities is reset periodically (e.g., every 90 days) to a predetermined index rate. Commonly used indices include: 90-day or 180-day Treasury bill rate; one month or three month London Interbank Offered Rate (LIBOR); commercial paper rates; or the prime rate of interest of a bank. The prices of floating rate debt securities are not as sensitive to changes in interest rates as fixed rate debt securities because they behave like shorter-term securities and their interest rate is reset periodically.

Foreign Currency Transactions. Foreign currency transactions are generally used to obtain foreign currencies to settle securities transactions. They can also be used as a hedge to protect assets against adverse changes in foreign currency exchange rates or regulations. When a Fund uses foreign currency exchanges as a hedge, it may also limit potential gain that could result from an increase in the value of such currencies. A Fund may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations.


European Currency Unification
Eleven of the fifteen member countries of the European Union will adopt a single European currency, the euro. The euro will become legal tender in these countries effective January 1, 1999. The countries participating in the Economic and Monetary Union (EMU) are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. The notable countries missing from the new unified currency are Great Britain, Denmark, Sweden and Greece. A new European Central Bank (ECB) will be created to manage the monetary policy of the new unified region. On the same day, the exchange rates will be irrevocably fixed between the EMU member countries. National currencies will continue to circulate until they are replaced by euro coins and bank notes by the middle of 2002. This change is likely to significantly impact the European capital markets in which the fund invests a portion of its assets. The biggest changes will be the additional risks that the fund will face in pursuing its investment objective. All of the risks described below may increase the fund's share price volatility. Uncertainties as Unification Nears Taxes. IRS regulations generally provide that euro conversion will not cause a U.S. taxpayer to realize gain or loss to the extent the taxpayer's rights and obligations are altered solely by reason of the euro conversion. However, other change that may occur contemporaneously to indices, accrual periods, holiday conventions, or other features may require the realization of gain or loss by the Fund. Volatility of Currency Exchange Rates. Exchange rates between the U.S. dollar and European currencies will likely become more volatile and unstable. Capital Market Reaction. Uncertainly in the lead-up to introduction of the euro may lead to a shift by institutional money managers away from European currencies and into other currencies. This reaction may make markets less liquid and thus more difficult for the Fund to pursue its investment strategy. Conversion Costs. European issuers of securities in which the fund invests, particularly those that deal in good and services, may face substantial conversion costs. These costs may not be accurately anticipated and therefore present another risk factor that may affect issuer profitability and creditworthiness. Uncertainties after Unification of Currency Contract Continuity. Some financial contracts may become unenforceable when the currencies are unified. These financial contracts may include bank loan agreements, master agreements for swaps and other derivatives, master agreements for foreign exchange and currency option transactions and debt securities. The risk of unenforceability may arise in a number of ways: For example, a contract used to hedge against exchange-rate volatility between two EU currencies will become "fixed," rather than "variable," as part of the conversion since the currencies have, if effect, disappeared for exchange purposes. The European Council has enacted laws and regulations designed to ensure that financial contracts will continue to be enforceable after conversion. There is no guarantee, however, that these laws will be completely effective in preventing disputes from arising. Disputes and litigation over these contract issues could negatively impact the Fund's portfolio holdings and may create uncertainties in the valuation of financial contracts the Fund holds. ECB Policymaking. As the ECB and European market participants search for a common understanding of policy targets and instruments, interest rates and exchange rates could become more volatile.
         Foreign Currency Hedging Transactions. Foreign currency hedging transactions are used to protect against foreign currency exchange rate risks. These transactions include: forward foreign currency exchange contracts, foreign currency futures contracts, and purchasing put or call options on foreign currencies. Forward foreign currency exchange contracts (Forward Contracts) are used to minimize the risks associated with changes in the relationship between the U.S. dollar and foreign currencies. They are used to lock in the U.S. dollar price of a foreign security. A Forward Contract is a commitment to purchase or sell a specific currency for an agreed price at a future date. If the Adviser believes a foreign currency will decline against the U.S. dollar, a Forward Contract may be used to sell an amount of the foreign currency approximating the value of a Fund's security that is denominated in the foreign currency. The success of this hedging strategy is highly uncertain due to the difficulties of predicting the values of foreign currencies, of precisely matching Forward Contract amounts, and because the constantly changing value of the securities involved. The Fund will not enter into Forward Contracts for hedging purposes in a particular currency in an amount in excess of the Fund's assets denominated in that currency. Conversely, if the Adviser believes that the U.S. dollar will decline against a foreign currency, a Forward Contract may be used to buy that foreign currency for a fixed dollar amount, otherwise known as cross-hedging. In these transactions, the Fund will segregate assets with a market value equal to the amount of the foreign currency purchased. Therefore, the Fund will always have cash, cash equivalents or high quality debt securities available to cover Forward Contracts or to limit any potential risk. The segregated assets will be priced daily. Forward Contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not engaged in such contracts. Purchasing and writing put and call options on foreign currencies are used to protect the Fund's portfolio against declines in the U.S. dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. Writing an option on foreign currency constitutes only a partial hedge, up to the amount of the premium received. The Fund could lose money if it is required to purchase or sell foreign currencies at disadvantageous exchange rates. If exchange rate movements are adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. These options are traded on U.S. and foreign exchanges or over-the-counter.
Exchange-traded futures contracts are used for the purchase or sale of foreign currencies (Foreign Currency Futures) and will be used to hedge against anticipated changes in exchange rates that might adversely affect the value of a Fund's portfolio securities or the prices of securities that a Fund intends to purchase in the future. The successful use of Foreign Currency Futures depends on the ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of Foreign Currency Futures or may realize losses. Funding Agreements (Agreements), are investment instruments issued by highly rated U.S. insurance companies. Pursuant to such Agreements, a Fund may make cash contributions to a deposit fund of the insurance company's general or separate accounts. The insurance company then credits guaranteed interest to the Fund. The insurance company may assess periodic charges against an Agreement for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for an Agreement becomes part of the general assets of the issuer, and the Agreement is paid from the general assets of the issuer. The Money Market Fund will only purchase Agreements from issuers that meet quality and credit standards established by the Adviser. Generally, Agreements are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in Agreements does not currently exist. Also, the Money Market Fund may not have the right to receive the principal amount of an Agreement from the insurance company on seven days' notice or less. Therefore, Agreements are typically considered to be illiquid investments. Futures and Options Transactions. As a means of reducing fluctuations in its net asset value, a Fund may buy and sell futures contracts and options on futures contracts, and buy put and call options on portfolio securities and securities indices to hedge its portfolio. A Fund may also write covered put and call options on portfolio securities to attempt to increase its current income or to hedge its portfolio. There is no assurance that a liquid secondary market will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.
       Futures Contracts. A futures contract is a commitment by two parties under which one party agrees to make delivery of an asset (seller) and another party agrees to take delivery of the asset at a certain time in the future. A futures contract may involve a variety of assets including commodities (such as oil, wheat, or corn) or a financial asset (such as a security). A Fund may purchase and sell financial futures contracts to hedge against anticipated changes in the value of its portfolio without necessarily buying or selling the securities. Although some financial futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a futures contract is accomplished by purchasing or selling an identical offsetting futures contract. Other financial futures contracts call for cash settlements. A Fund may purchase and sell stock index futures contracts to hedge against anticipated price changes with respect to any stock index traded on a recognized stock exchange or board of trade. A stock index futures contract is an agreement in which two parties agree to take or make delivery of an amount of cash equal to the difference between the price of the original contract and the value of the index at the close of the last trading day of the contract. No physical delivery of the underlying securities in the index is made. Settlement is made in cash upon termination of the contract. Margin In Futures Transactions. Since a Fund does not pay or receive money upon the purchase or sale of a futures contract, it is required to deposit an amount of initial margin in cash, U.S. government securities or highly-liquid debt securities as a good faith deposit. The margin is returned to the Fund upon termination of the contract. Initial margin in futures transactions does not involve borrowing to finance the transactions. As the value of the underlying futures contract changes daily, the Fund pays or receives cash, called variation margin, equal to the daily change in value of the futures contract. This process is known as marking to market. Variation margin does not represent a borrowing or loan by the Fund. It may be viewed as settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. When the Fund purchases futures contracts, an amount of cash and/or cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian to collateralize the position and insure that the use of futures contracts is unleveraged. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts. A Fund will not enter into a futures contract or purchase an option thereon for other than hedging purposes if immediately thereafter the initial margin deposits for futures contracts held by it, plus premiums paid by it for open options on futures contracts, would exceed 5% of the market value of its net assets, after taking into account the unrealized profits and losses on those contracts it has entered into. However, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such 5%. Put Options on Financial and Stock Index Futures Contracts. A Fund may purchase listed put options on financial and stock index futures contracts to protect portfolio securities against decreases in value. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities. Alternatively, a Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost. A Fund may also write (sell) listed put options on financial or stock index futures contracts to hedge its portfolio against a decrease in market interest rates or an increase in stock prices. A Fund will use these transactions to purchase portfolio securities in the future at price levels existing at the time it enters into the transaction. When a Fund sells a put on a futures contract, it receives a cash premium in exchange for granting to the buyer of the put the right to receive from the Fund, at the strike price, a short position in such futures contract. This is so even though the strike price upon exercise of the option is greater than the value of the futures position received by such holder. As market interest rates decrease or stock prices increase, the market price of the underlying futures contract normally increases. When the underlying futures contract increases, the buyer of the put option has less reason to exercise the put because the buyer can sell the same futures contract at a higher price in the market. If the value of the underlying futures position is not such that exercise of the option would be profitable to the option holder, the option will generally expire without being exercised. The premium received by the Fund can then be used to offset the higher prices of portfolio securities to be purchased in the future. In order to avoid the exercise of an option sold by it, generally a Fund will cancel its obligation under the option by entering into a closing purchase transaction, unless it is determined to be in the Fund's interest to deliver the underlying futures position. A closing purchase transaction consists of the purchase by the Fund of an option having the same term as the option sold by the Fund, and has the effect of canceling the Fund's position as a seller. The premium which the Fund will pay in executing a closing purchase transaction may be higher than the premium received when the option was sold, depending in large part upon the relative price of the underlying futures position at the time of each transaction. If the hedge is successful, the cost of buying the second option will be less than the premium received by the Fund for the initial option. Call Options on Financial and Stock Index Futures Contracts. A Fund may write (sell) listed and over-the-counter call options on financial and stock index futures contracts to hedge its portfolio. When the Fund writes a call option on a futures contract, it undertakes to sell a futures contract at the fixed price at any time during the life of the option. As stock prices fall or market interest rates rise, causing the prices of futures to go down, the Fund's obligation to sell a futures contract costs less to fulfill, causing the value of the Fund's call option position to increase. In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can substantially offset the drop in value of the Fund's portfolio securities. Prior to the expiration of a call written by a Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then substantially offset the decrease in value of the hedged securities. A Fund may buy a listed call option on a financial or stock index futures contract to hedge against decreases in market interest rates or increases in stock price. A Fund will use these transactions to purchase portfolio securities in the future at price levels existing at the time it enters into the transaction. When a Fund purchases a call on a financial futures contract, it receives in exchange for the payment of a cash premium the right, but not the obligation, to enter into the underlying futures contract at a strike price determined at the time the call was purchased, regardless of the comparative market value of such futures position at the time the option is exercised. The holder of a call option has the right to receive a long (or buyer's) position in the underlying futures contract. As market interest rates fall or stock prices increase, the value of the underlying futures contract will normally increase, resulting in an increase in value of the Fund's option position. When the market price of the underlying futures contract increases above the strike price plus premium paid, the Fund could exercise its option and buy the futures contract below market price. Prior to the exercise or expiration of the call option, the Fund could sell an identical call option and close out its position. If the premium received upon selling the offsetting call is greater than the premium originally paid, the Fund has completed a successful hedge. Limitation on Open Futures Positions. A Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if together the value of the open positions exceeds the current market value of the Fund's portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation. Purchasing Put and Call Options on Securities. A Fund may purchase put options on portfolio securities to protect against price movements in the Fund's portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. A Fund may purchase call options on securities acceptable for purchase to protect against price movements by locking in on a purchase price for the underlying security. A call option gives the Fund, in return for a premium, the right to buy the underlying security from the seller at a specified price during the term of the option. Writing Covered Call and Put Options on Securities. A Fund may write covered call and put options to generate income and thereby protect against price movements in the Fund's portfolio securities. As writer of a call option, the Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. The Fund may only sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash or U.S. government securities in the amount of any additional consideration). As a writer of a put option, the Fund has the obligation to purchase a security from the purchaser of the option upon the exercise of the option. In the case of put options, the Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities. Stock Index Options. A Fund may purchase or sell put or call options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index. Upon the exercise of the option, the holder of a call option has the right to receive, and the writer of a put option has the obligation to deliver, a cash payment equal to the difference between the closing price of the index and the exercise price of the option. The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Fund's portfolio correlate with price movements of the stock index selected. The value of an index option depends upon movements in the level of the index rather than the price of a particular stock. Accordingly, successful use by a Fund of options on stock indices will be subject to the Adviser correctly predicting movements in the directions of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks. Over-the-Counter Options. Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not. A Fund may generally purchase and write over-the-counter options on portfolio securities or securities indices in negotiated transactions with the buyers or writers of the options when options on the Fund's portfolio securities or securities indices are not traded on an exchange. The Fund purchases and writes options only with investment dealers and other financial institutions deemed creditworthy by Adviser. Risks. When a Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities or foreign currency subject to the futures contracts may not correlate perfectly with the prices of the securities or currency in the Fund's portfolio. This may cause the futures contract and any related options to react differently to market changes than the portfolio securities or foreign currency. In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements or foreign currency exchange rate fluctuations. In these events, the Fund may lose money on the futures contract or option. When a Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian or the broker, to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When the Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.
Lending of Portfolio Securities. In order to generate additional income, a Fund may lend portfolio securities. When a Fund lends portfolio securities, it will receive either cash or liquid securities as collateral from the borrower. A Fund will reinvest cash collateral in short-term liquid securities that qualify as an otherwise acceptable investment for the Fund. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to a securities lending agent or broker. Mortgage-Backed Securities represent interests in pools of mortgages. The underlying mortgages normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs. Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is a "pass-through certificate." Holders of pass-through certificates receive a pro rata share of the payments from the underlying mortgages. Holders also receive a pro rata share of any prepayments, so they assume all the prepayment risk of the underlying mortgages. Collateralized mortgage obligations (CMOs) are complicated instruments that allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and market risks for each CMO class. In addition, CMOs may allocate interest payments to one class (IOs) and principal payments to another class (POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs prices tend to increase when interest rates rise (and prepayments fall), making IOs a useful hedge against market risk. Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high rate mortgages when mortgage rates fall. This results in the prepayment of mortgage-backed securities, which deprives holders of the securities of the higher yields. Conversely, when mortgage rates increase, prepayments due to refinancings decline. This extends the life of mortgage-backed securities with lower yields. As a result, increases in prepayments of premium mortgage-backed securities, or decreases in prepayments of discount mortgage-backed securities, may reduce their yield and price. This relationship between interest rates and mortgage prepayments makes the price of mortgage-backed securities more volatile than most other types of fixed income securities with comparable credit risks. Mortgage-backed securities tend to pay higher yields to compensate for this volatility. CMOs may include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and any prepayments in excess of this rate. In addition, PACs will receive the companion classes' share of principal payments if necessary to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risk by increasing the risk to their companion classes. Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and market risks from the Floater to the Inverse Floater class, reducing the price volatility of Floater class and increasing the price volatility of the Inverse Floater class. CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, real estate mortgage investment conduits (REMICs) (offerings of multiple class mortgage backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code) have residual interests that
receive any mortgage  payments not  allocated to another  REMIC class.       The
degree of increased or decreased prepayment risk depends upon the structure of the CMOs. Z classes, IOs, POs, and Inverse Floaters are among the most volatile investment grade fixed income securities currently traded in the United States. However, the actual returns on any type of mortgage backed security depends upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools. Repurchase Agreements and Reverse Repurchase Agreements. A repurchase agreement is a transaction in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting an agreed upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed upon interest rate is unrelated to the interest rate on that security. The Adviser will continually monitor the value of the underlying security to ensure that the value of the security always equals or exceeds the repurchase price. A Fund's custodian is required to take possession of the securities subject to repurchase agreements. These securities are marked to market daily. To the extent that the original seller defaults and does not repurchase the securities from a Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by the Fund might be delayed pending court action. The Funds believe that, under the procedures normally in effect for custody of the portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Funds and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy. Reverse repurchase agreement transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund sells a portfolio security to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio at a price equal to the original sale price plus interest. A Fund may use reverse repurchase agreements for liquidity and may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous. When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled. Securities Lending Risks. When the Fund lends its portfolio securities, it may not be able to get them back from the borrower on a timely basis. If this occurs, the Fund may lose certain investment opportunities. The Fund is also subject to the risks associated with the investments of cash collateral, usually fixed-income securities risk. Swap Transactions. In a standard swap transaction, two parties agree to exchange
(SWAP) the returns (or differentials in rates of return) on particular securities, which may be adjusted for an interest factor. The returns to be swapped are generally calculated with respect to a return on a notional dollar amount invested at a particular interest rate, or in a basket of securities representing a particular index. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate on $10 million principal amount in exchange for the right to receive the equivalent of a fixed rate of interest on $10 million principal amount. Neither party to the swap would actually advance $10 million to the other. The Funds will usually enter into swaps on a net basis (i.e., the two payment streams are netted out), with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Funds' obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis, and the Funds will segregate liquid assets in an aggregate net asset value at least equal to the accrued excess, if any, on each business day. If a Fund enters into a swap on other than a net basis, a Fund will segregate liquid assets in the full amount accrued on a daily basis of a Fund's obligations with respect to the swap. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreements related to the transaction. The Funds expect to enter into swap transactions primarily to hedge against changes in the price of other portfolio securities. For example, a Fund may hedge against changes in the market value of a fixed rate security by entering into a swap that requires the Fund to pay the same or a lower fixed rate of interest on a notional principal amount equal to the principal amount of the security in exchange for a variable rate of interest based on a market index. Interest accrued on the hedged note would then equal or exceed the Funds' obligations under the swap, while changes in the market value of the swap would largely offset any changes in the market value of the note. The Funds may also enter into swaps to preserve or enhance a return or spread on a portfolio security. The Funds do not intend to use these transactions in a speculative manner. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. The Adviser has determined that, as a result, the swap market has become relatively liquid. Interest rate caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than other swaps. To the extent swaps, caps or floors are determined by the Adviser to be illiquid, they will be included in a Fund's limitation on investments in illiquid securities. To the extent a Fund sells caps and floors, it will maintain in a segregated account cash and/or U.S. government securities having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of a Fund's obligations with respect to caps and floors. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of a Fund would diminish compared with what it would have been if these investment techniques were not utilized. Moreover, even if the Adviser is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the portfolio security being hedged. Swap transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to a default on an interest rate swap is limited to the net asset value of the swap together with the net amount of interest payments owed to a Fund by the defaulting party. A default on a portfolio security hedged by an interest rate swap would also expose a Fund to the risk of having to cover its net obligations under the swap with income from other portfolio securities. Temporary Investments. There may be times when market conditions warrant a defensive position (this rarely applies to the Money Market Fund). During these market conditions each of the Funds may temporarily invest without limit in short-term debt obligations (money market instruments). These investments include commercial paper, bank instruments, U.S. government obligations, repurchase agreements, securities of other investment companies, and foreign securities (for the International Stock Fund). Treasury securities are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risk. Warrants give the Fund the option to buy the issuer's stock or other equity securities at a specified price. The Fund may buy the designated shares by paying the exercise price before the warrant expires. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. Rights are the same as warrants, except they are typically issued to existing stockholders. When-Issued and Delayed Delivery Transactions. These transactions are made to secure what is considered to be an advantageous price or yield. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Other than normal transaction costs, no fees or expenses are incurred. However, liquid assets of a Fund are segregated on a Fund's records at the trade date in an amount sufficient to make payment for the securities to be purchased. These assets are marked to market daily and are maintained until the transaction has been settled. INVESTMENT LIMITATIONS


FUNDAMENTAL LIMITATIONS
The following investment limitations are fundamental and cannot be changed unless authorized by the "majority of its outstanding voting securities of a Fund," as defined by the Investment Company Act.

Selling Short and Buying on Margin

The Funds will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. A deposit or payment by a Fund of initial or variation margin in connection with futures contracts, forward contracts or related options transactions is not considered the purchase of a security on margin. Issuing Senior Securities and Borrowing Money

The Funds will not issue senior securities except that each Fund may borrow money, directly or through reverse repurchase agreements, in amounts up to one-third of the value of its total assets (net assets in the case of the Money Market Fund and Intermediate Bond Fund) including the amounts borrowed; and except to the extent that a Fund is permitted to enter into futures contracts, options or forward contracts. Except for the International Stock Fund, a Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of its portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. Except for the International Stock Fund, a Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. Pledging Assets

The Funds will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, each Fund may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of its total assets at the time of the pledge. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contracts and related options; and segregation of collateral arrangements made in connection with options activities, forward contracts or the purchase of securities on a when-issued basis. Lending Cash or Securities

The Funds will not lend any of their assets except portfolio securities. Except for the International Stock Fund, loans may not exceed one-third of the value of a Fund's total assets. This shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies, and limitations. Investing in Commodities

The Funds will not purchase or sell commodities, commodity contracts, or commodity futures contracts. However, except for the Intermediate Bond Fund and the Money Market Fund, a Fund may purchase and sell futures contracts and related options, and the International Stock Fund may also enter into forward contracts and related options. Investing in Real Estate

The Funds will not purchase or sell real estate, including limited partnership interests, although a Fund may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or which represent interests in real estate. Diversification of Investments

With respect to securities comprising 75% of the value of its total assets, a Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer or if it would own more than 10% of the outstanding voting securities of such issuer. Concentration of Investments

A Fund will not invest 25% or more of its total assets in any one industry. However, investing in U.S. government securities (and domestic bank instruments for the Money Market Fund) shall not be considered investments in any one industry. Underwriting

A Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies and limitations. Non-Fundamental Limitations

The following investment limitations are non-fundamental and, therefore, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective. Investing in Illiquid and Restricted Securities

The Funds will not invest more than 15% (10% for the Money Market Fund) of the value of their net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, over-the-counter options, guaranteed investment contracts, and certain restricted securities not determined by the Directors to be liquid (including certain municipal leases). Purchasing Securities to Exercise Control

The Funds will not purchase securities of a company for the purpose of exercising control or management.
Investing in Securities of Other Investment Companies

Each Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, will invest no more than 5% of total assets in any one investment company, and will invest no more than 10% of its total assets in investment companies in general, unless permitted to exceed these limits by an exemptive order of the SEC. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. The Money Market Fund will limit its investments in other investment companies to those of money market funds having investment objectives and policies similar to its own. Investing in Options

Except for bona fide hedging purposes, a Fund may not invest more than 5% of the value of its net assets in the sum of (a) premiums on open option positions on futures contracts, plus (b) initial margin deposits on futures contracts. A Fund will not purchase put options or write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or has segregated cash in the amount of any further payment. A Fund will not write call options in excess of 25% of the value of its total assets. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Fund considers instruments (such as certificates of deposit and demand and time deposits) issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be cash items. Regulatory Compliance. The Money Market Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this statement of additional information, in order to comply with applicable laws and regulations. In particular, the Money Market Fund will comply with the various requirements of Rule 2a-7 under the Act, which regulates money market mutual funds. For example, Rule 2a-7 generally prohibits the investment of more than 5% of the Money Market Fund's total assets in the securities of any one issuer, although the Money Market Fund's fundamental investment limitation only requires such 5% diversification with respect to 75% of its assets. The Money Market Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Money Market Fund may change these operational policies to reflect changes in the laws and regulations without shareholder approval. DETERMINING MARKET VALUE OF SECURITIES

USE OF THE AMORTIZED COST METHOD (MONEY MARKET FUND ONLY)

The Directors have decided that the best method for determining the value of portfolio instruments for the Money Market Fund is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Money Market Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with the provisions of Rule 2a-7 (the Rule) promulgated by the Securities and Exchange Commission under the Act. Under the Rule, the Directors must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. Under the Rule, the Money Market Fund is permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles the Fund to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days' notice or (2) at specified intervals not exceeding 397 days on no more than 30 days' notice. A standby commitment entitles the Fund to achieve same-day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise. The Money Market Fund acquires instruments subject to demand features and standby commitments to enhance the instrument's liquidity. The Fund treats demand features and standby commitments as part of the underlying instruments, because the Fund does not acquire them for speculative purposes and cannot transfer them separately from the underlying instruments. Therefore, although the Fund defines demand features and standby commitments as puts, the Fund does not consider them to be corporate investments for purposes of its investment policies. Monitoring Procedures. The Directors' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Directors will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Directors will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value. Investment Restrictions. The Rule requires that the Money Market Fund limit its investments to instruments that, in the opinion of the Directors, present minimal credit risks and have received the requisite rating from one or more NRSROs. If the instruments are not rated, the Directors must determine that they are of comparable quality. The Rule also requires the Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instrument with a remaining maturity of more than 397 days can be purchased by the Fund. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Money Market Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible. Shares of investment companies purchased by the Fund will meet these same criteria and will have investment policies consistent with Rule 2a-7. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Money Market Fund, computed based upon amortized cost valuation, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of the Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates. MARKET VALUES (ALL OTHER FUNDS)

Market values of portfolio securities are determined as follows:

o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

o for all other securities, at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors.

A Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value, the International Stock Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation may be done by others.
WHAT DO SHARES COST?


Except under certain circumstances described in the prospectus, Shares are sold at their net asset value (plus a sales charge) on days the New York Stock Exchange is open for business. The procedure for purchasing Shares is explained in the prospectus under "How to Buy Shares" and "What Do Shares Cost." HOW IS THE FUND SOLD?


Under the Distributor's Contract with the Funds, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis. Texas residents must purchase shares of the Funds through M&I Brokerage
Services,   Inc.  at   1-800-580-FUND   (3863),   or  through   any   authorized
broker-dealer.
FRONT-END SALES CHARGE REALLOWANCE
The distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to a broker-dealer, investment professional, or financial institution (Authorized Dealers) for sales and/or administrative services. Any payments to an Authorized Dealer in excess of 90% of the front-end sales charge are considered supplemental payments. The distributor retains any portion not paid to an Authorized Dealer.
12B-1 PLAN


The Corporation has adopted a compensation-type plan for Class A Shares of the Funds (Plan Shares) pursuant to Rule 12b-1 (the Plan) which was promulgated by the Securities and Exchange Commission pursuant to the Act. The Plan provides that the Funds' Distributor shall act as the distributor of Plan Shares, and it permits the payment of fees to brokers, dealers and administrators for distribution and/or administrative services. The Plan is designed to (i)
stimulate brokers, dealers and administrators to provide distribution and/or administrative support services to the Funds and holders of Plan Shares. These services are to be provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records;
processing purchase and redemption transactions and automatic investment of client account cash balances; answering routine client inquiries regarding the Plan Shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Funds reasonably request. Other benefits which the Funds hope to achieve through the Plan include, but are not limited to, the following: (1) an efficient and effective administrative system; (2) a more efficient use of assets of holders of Plan Shares by having them rapidly invested in the Funds with a minimum of delay and administrative detail; and (3) an efficient and reliable records system for holders of Plan Shares and prompt responses to shareholder requests and inquiries concerning their accounts. By adopting the Plan, the Directors expect that the Funds will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Funds in seeking to achieve their investment objectives. By identifying potential investors in Plan Shares whose needs are served by the Funds' objectives and properly servicing these accounts, the Funds may be able to curb sharp fluctuations in rates of redemptions and sales. SHAREHOLDER SERVICES


The Funds (except Money Market Fund) may pay Federated Shareholder Services , a subsidiary of Federated Investors, Inc., for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services may select others (including MFIS) to perform these services for their customers and may pay them fees. MFIS is the shareholder servicing agent for the Money Market Fund. As such, MFIS provides shareholder services which include, but are not limited to, distributing prospectuses and other information, providing shareholder assistance, and communicating or facilitating purchases and redemption of shares.

SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services (but not out of Fund assets). The Distributor and/or Federated Shareholder Services may be reimbursed by the Adviser or its affiliates.



Investment professional receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, Authorized Dealers may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the Authorized Dealer sells or may sell and/or upon the type and nature of sales or marketing support furnished by the Authorized Dealer.



HOW TO BUY SHARES

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES

As described in the prospectus, larger purchases of the same Share class reduce or eliminate the sales charge paid. For example, the Funds will combine all Class A Share purchases made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account. If an additional purchase into the same Share class is made, the Funds will consider the previous purchases still invested in the Funds. For example, if a shareholder already owns Class A Shares having a current value at the public offering price of $40,000 and he purchases $10,000 more at the current public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 4.5%, not 5.75%. To receive the sales charge reduction, M&I Brokerage Services must be notified by the shareholder in writing or by his investment professional or financial institution at the time the purchase is made that Class A Shares are already owned or that purchases are being combined. The Funds will reduce or eliminate the sales charge after it confirms the purchases. CONCURRENT PURCHASES

Shareholders have the privilege of combining concurrent purchases of the same Share class of two or more Marshall Funds in calculating the applicable sales charge. To receive a sales charge reduction or elimination, M&I Brokerage Services must be notified by the shareholder in writing or by his investment professional or financial institution at the time the concurrent purchases are made. The Funds will reduce or eliminate the sales charge after it confirms the purchases. LETTER OF INTENT

A shareholder can sign a letter of intent committing to purchase a certain amount of the same Share class within a 13-month period in order to combine such purchases in calculating the applicable sales charge. The Funds' custodian will hold Shares in escrow equal to the maximum applicable sales charge. If the shareholder completes the commitment, the escrowed Shares will be released to their account. If the commitment is not completed within 13 months, the custodian will redeem an appropriate number of escrowed Shares to pay for the applicable sales charge. While this letter of intent will not obligate the shareholder to purchase Class A Shares, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Class A Shares of any Marshall Fund, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. The letter may be dated as of a prior date to include any purchase made within the past 90 days. Prior trade prices will not be adjusted. REINVESTMENT PRIVILEGE

The reinvestment privilege is available for all Shares of the Fund within the same Share class.
Class A shareholders who redeem from the Fund may reinvest the redemption proceeds back into the same Share class at the next determined net asset value without any sales charge. The original Shares must have been subject to a sales charge and the reinvestment must be within 90 days. In addition, if Shares were reinvested through a investment professional or financial institution, the investment professional or financial institution would not be entitled to an advanced payment from M&I Brokerage Services on the reinvested Shares, if otherwise applicable. M&I Brokerage Services must be notified by the shareholder in writing or by his investment professional or financial institution of the reinvestment in order to eliminate a sales charge or a contingent deferred sales charge. If the shareholder redeems Shares in the Fund, there may be tax consequences. EXCHANGING SECURITIES FOR SHARES


You may contact the Distributor to request a purchase of Shares in an exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.
REDEMPTION IN KIND

Although the Funds intend to pay share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities. Because the Corporation has elected to be governed by Rule 18f-1 under the Investment Company Act or 1940, the Funds are obligated to pay share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net assets represented by such share class during any 90-day period. Any share redemption payment greater than this amount will also be in cash unless the Funds' Directors determine that payment should be in kind. In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its net asset value. The portfolio securities will be selected in a manner that the Funds' Directors deems fair and equitable and, to the extent available, such securities will be readily marketable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their portfolio securities and selling them before their maturity could receive less than the redemption value of their securities and could incur transaction costs. ACCOUNT AND SHARE INFORMATION VOTING RIGHTS Shareholders of each Fund are entitled: (i) to one vote per full share of Common Stock; (ii) to distributions declared by Directors; and (iii) upon liquidation of the Corporation, to participate ratably in the assets of the Fund available for distribution. Each share of the Fund gives the shareholder one vote in the election of Directors and other matters submitted to shareholders for vote. All shares of each portfolio or class in the Corporation have equal voting rights, except that only shares of a particular portfolio or class are entitled to vote on matters affecting that portfolio or class. Consequently, the holders of more than 50% of the Corporation's shares of common stock voting for the election of Directors can elect the entire Board of Directors, and, in such event, the holders of the Corporation's remaining shares voting for the election of
Directors will not be able to elect any person or persons to the Board of Directors. The Wisconsin Business Corporation Law (the WBCL) permits registered investment companies, such as the Corporation, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Act. The Corporation has adopted the appropriate provisions in its By-laws and does not anticipate holding an annual meeting of shareholders to elect Directors unless otherwise required by the Act. Directors may be removed by the shareholders at a special meeting. A special meeting of the shareholders may be called by the Directors upon written request of shareholders owning at least 10% of the Corporation's outstanding voting shares. The shares are redeemable and are transferable. All shares issued and sold by the Corporation will be fully paid and nonassessable except as provided in WBCL
Section 180.0622(2)(b). Fractional shares of common stock entitle the holder to the same rights as whole shares of common stock except the right to receive a certificate evidencing such fractional shares. As of December 8, 1998, the following shareholders of the Money Market Fund owned of record 5% or more of Money Market Fund's outstanding shares: M&I BSS, Appleton, Wisconsin, owned approximately 52,677,117 of the Class A Shares of the Fund (47.80%); and M&I SSC Northeast, Appleton, Wisconsin, owned approximately 6,042,138 of the Class A Shares of the Fund (5.48%). Shareholders owning 25% or more of the outstanding Shares of a Fund may be in control and be able to affect the outcome of certain
matters   presented  for  a  vote  of  shareholders.         WHAT  ARE  THE  TAX
CONSEQUENCES?

FEDERAL INCOME TAX

The Funds will pay no federal income tax because each Fund expects to meet the requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax. Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by each Fund. Each Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that each Fund would realize, and to which the shareholder would be subject, in the future. The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to the Equity Funds if the Equity Funds were a regular corporation, and to the extent designated by the Equity Funds as so qualifying. Otherwise, these dividends and any short-term capital gains are taxable as ordinary income. No portion of any income dividends paid by the other Funds is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income. FOREIGN INVESTMENTS

Investment income on certain foreign securities purchased by the Funds may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Funds would be subject. The effective rate of foreign tax cannot be predicted since the amount of the Funds' assets to be invested within various countries is uncertain. However, the Funds' intend to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from the Funds may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

The Funds may invest in the stock of certain foreign corporations which would constitute a Passive Foreign Investment Company (PFIC). The Funds may be subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Funds' assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intend to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. Shareholders must hold Fund shares for a specified period of time to claim a foreign tax credit. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Funds' foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

STATE AND LOCAL TAXES

Distributions representing net interest received on tax-exempt municipal securities are not necessarily free from income taxes of any state or local taxing authority. State laws differ on this issue, and you should consult your tax adviser for specific details regarding the status of your account under state and local tax laws, including treatment of distributions as income or return of capital. CAPITAL GAINS

Capital gains, when experienced by the Funds, could result in an increase in dividends. Capital losses could result in a decrease in dividends. When a Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

WHO MANAGES THE FUNDS?

OFFICERS AND DIRECTORS

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Corporation, principal occupations for the past five years, and total compensation received as a Director from the Corporation for its most recent fiscal year. The Corporation is comprised of eleven funds and is the only investment company in the Fund Complex.

As of December 8, 1998, the Funds' Board and Officers as a group owned less than 1% of a Fund's outstanding Shares.



An asterisk (*) denotes a Director who is deemed to be an interested person as defined in the Investment Company Act of 1940.




Name                                                                                          Aggregate
Birthdate                                                                                     Compensation
Address                           Principal Occupations                                       From
Position With Corporation         for Past 5 Years                                            Corporation




Edward C. Gonzales*               Vice Chairman, Federated Investors, Inc.; Vice                           $0
Birthdate: October 22, 1930       President, Federated Advisers, Federated Management,
Federated Investors Tower         Federated Research, Federated Research Corp.,
1001 Liberty Avenue               Federated Global Research Corp. and Passport Research,
Pittsburgh, PA                    Ltd.; Executive Vice President and Director, Federated
DIRECTOR, CHAIRMAN AND            Securities Corp.; Trustee, Federated Shareholder
TREASURER                         Services Company.

John DeVincentis                  Independent Financial Consultant; Retired, formerly,                $11,000
Birthdate: March 27, 1934         Senior Vice President of Finance, In-Sink-Erator
4700 21st Street                  Division of Emerson Electric..
Racine, WI  53406
DIRECTOR

Ody J. Fish                       Formerly, Director, Newton Income Fund, Inc. and                    $11,000
Birthdate: June 16, 1925          Newton Growth Fund, Inc.; Private Investor; Formerly
547 Progress Drive                President Pal-O-Pak Insulation Company; Director,
Hartland, WI                      Quest Technologies; President, Wisconsin Academy of
DIRECTOR                          Science, Arts and Letters; formerly, Director, Stokely
                                  U.S.A.


Paul E. Hassett                   Formerly, Director, Newton Income Fund, Inc. and                    $11,000
Birthdate: September 4, 1917      Newton Growth Fund, Inc.; Retired, formerly President,
1630 Capital Avenue               Wisconsin Manufacturers and Commerce; formerly,
Madison, WI                       Executive Secretary for Governor Warner Knowles for
DIRECTOR                          three terms.

John M. Blaser                    Vice President, Marshall & Ilsley Trust Company;                         $0
Birthdate: November 2, 1956       formerly, Partner, Artisan Partners L.P.; formerly,
1000 North Water Street           Chief Financial Officer and Principal Administrative
Milwaukee, WI                     and Finance Officer, Artisan Funds; formerly, Senior
PRESIDENT                         Vice President, Kemper Securities.

Joseph S. Machi                   Vice President, Federated Administrative Services;                       $0
Birthdate: May 22, 1962           Director, Proprietary Client Management and Services
Federated Investors Tower         Group, Federated Investors; Vice President and
Pittsburgh, PA                    Assistant Treasurer of certain funds for which
VICE PRESIDENT AND ASSISTANT      Federated Securities Corp. is the principal
TREASURER                         distributor.

Peter J. Germain                  Senior Vice President and Director of Mutual Funds                       $0
Birthdate: September 3, 1959      Services, Federated Services Company; formerly, Senior
Federated Investors Tower         Corporate Counsel, Federated Investors, Inc.
1001 Liberty Avenue
Pittsburgh, PA
SECRETARY


ADVISER TO THE FUNDS

The Adviser conducts investment research and makes investment decisions for the Fund. The Funds' investment adviser is M&I Investment Management Corp. (Adviser), a wholly owned subsidiary of Marshall & Ilsley Corp. The Adviser shall not be liable to the Corporation, the Funds or any shareholder of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation. Because of the internal controls maintained by the Adviser's affiliates to restrict the flow of non-public information, Fund investments are typically made without any knowledge of the Adviser or its affiliates' lending relationships with an issuer. SUBADVISER TO INTERNATIONAL STOCK FUND


Templeton Investment Counsel, Inc. (TICI) is the subadviser to the International Stock Fund. It is the Adviser's responsibility to select a subadviser for the International Stock Fund that has distinguished itself in its area of expertise in asset management and to review the subadviser's performance. The Adviser provides investment management evaluation services by performing initial due diligence on TICI and thereafter monitoring TICI's performance through quantitative and qualitative analysis, as well as periodic in-person, telephonic and written consultations with TICI. In evaluating TICI, the Adviser considers, among other factors, TICI's level of expertise; relative performance and consistency of performance over a minimum period of time; level of adherence to investment discipline or philosophy; personnel, facilities and financial strength; and quality of service and client communications. The Adviser has responsibility for communicating performance expectations and evaluations to TICI and ultimately recommending to the Corporation's Directors whether TICI's contract should be renewed, modified or terminated. The Adviser provides written reports to the Directors regarding the results of its evaluation and monitoring functions. The Adviser is also responsible for conducting all operations of the International Stock Fund, except those operations contracted to TICI, the custodian, the transfer agent, and the administrator. Although TICI's activities are subject to oversight by the Directors and officers of the Corporation, neither the Directors, the officers, nor the Adviser evaluates the investment merits of TICI's individual security selections. TICI has complete discretion to purchase, manage and sell portfolio securities for the International Stock Fund, subject to the International Stock Fund's investment objective, policies and limitations. For its services under the Sub-advisory Agreement, the Sub-adviser receives 0.50% of the International Bond Fund's advisory fee. The Sub-Adviser is paid by the Adviser and not by the Fund. However, TICI will furnish to the Adviser such investment advice, statistical and other factual information as requested by the Adviser. TICI is a Florida corporation and an indirect wholly-owned subsidiary of Franklin Resources, Inc. (Franklin), a publicly traded company whose shares are listed on the New York Stock Exchange. Charles
B. Johnson, Rupert H. Johnson, Jr. and R. Martin Wiskemann are principal shareholders of Franklin and own, respectively, approximately 19%, 15% and 9% of its outstanding shares. Messrs. Charles B. Johnson and Rupert H. Johnson, Jr.
are  brothers.        Research  services  may be  provided  to TICI  by  various affiliates, including Templeton, Galbraith & Hansberger Ltd. and Templeton Quantitative Advisors, Inc., corporations registered under the Investment Advisers Act of 1940, and Templeton Management Limited, a Canadian company. The research services include information, analytical reports, computer screening studies, statistical data, and factual resumes pertaining to securities in the United States and in various foreign nations. Such supplemental research, when utilized, is subject to analysis by TICI before being incorporated into the investment advisory process. TICI pays these affiliates compensation and reimbursement of expenses as mutually agreed upon, without cost to the Fund. These affiliates and TICI are independent contractors and in no sense is any of them an agent for the other. Any of them is free to discontinue such research services at any time on 30 days' notice without cost or penalty. For the fiscal years ended August 31, 1998, 1997, and 1996, International Stock Fund
paid TICI $1,072,613, $816,182, and $544,167.      BANKING LAWS

Banking laws and regulations presently prohibit a bank holding company registered under the federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end management investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, or distributing securities. However, such banking laws and regulations do not prohibit such a holding company, affiliate, or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of such a customer. M&I Corp. is subject to such banking laws and regulations. M&I Corp. believes, based on the advice of its counsel, that M&I Investment Management Corp. may perform the services contemplated by the investment advisory agreement with the Corporation without violation of the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of such present or future statutes and regulations, could prevent M&I Investment Management Corp. or M&I Corp. from continuing to perform all or a part of the services described in the prospectus for its customers and/or the Fund. If M&I Investment
Management Corp. and M&I Corp. were prohibited from engaging in these activities, the Directors would consider alternative advisers and means of continuing available investment services. In such event, changes in the operation of the Fund may occur, including possible termination of any automatic or other Fund share investment and redemption services then being provided by M&I Investment Management Corp. and M&I Brokerage Services or MFIS. It is not expected that existing shareholders would suffer any adverse financial consequences if another adviser with equivalent abilities to M&I Investment Management Corp. is found as a result of any of these occurrences. BROKERAGE TRANSACTIONS

The Adviser and/or TICI may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to a Fund, the Adviser, or TICI and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. The Adviser, TICI, and their affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. Research services provided by brokers and dealers may be used by the Adviser and TICI in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Adviser, TICI, or their affiliates might otherwise have paid, it would tend to
reduce  their  expenses.       Aggregate  total  commissions  with  brokers that
provided  research were  $963,061 on  transactions  with an aggregate  principal
value of $735,067,013.      ADMINISTRATOR

Federated Administrative Services, a subsidiary of Federated Investors, Inc., provides administrative personnel and services to the Funds for a fee at an annual rate as specified below (except Small-Cap Growth Fund):

         Maximum                        Average Aggregate Daily Net
      Administrative Fee                Assets Of The Corporation
         .150%                           on the first $250 million
         .125%                           on the next $250 million
         .100%                           on the next $250 million
         .075%                           on assets in excess of $750 million
Federated Administrative Services provides these services for an annual fee equal to 0.12% of the Small-Cap Growth Fund's average daily net assets.

The administrative fee received during any fiscal year shall be at least $50,000 per Fund. Federated Administrative Services may choose voluntarily to reimburse a portion of its fee at any time.

The functions performed by FAS as administrator include, but are not limited to the following:

o preparation, filing and maintenance of the Corporation's governing documents, minutes of Directors' meetings and shareholder meetings;

o preparation and filing with the SEC and state regulatory authorities the Corporation's registration statement and all amendments, and any other documents required for the Funds to make a continuous offering of their shares;

o  prepare, negotiate and administer contracts on behalf of the Fund;

o  supervision of the preparation of financial reports;

o  preparation and filing of federal and state tax returns;

o  assistance with the design, development and operation of a Fund; and

o  providing advice to the Funds and Corporation's Directors.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, Pittsburgh, Pennsylvania, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders. The fee is based on the level of the Funds' average net assets for the period plus out-of-pocket expenses. The transfer agent may employ third parties, including Marshall & Ilsley Trust Company, to provide sub-accounting and sub-transfer agency services. In exchange for these services, the transfer agent may pay such third-party providers a per account fee and out-of-pocket expenses. CUSTODIAN

Marshall & Ilsley Trust Company (M&I Trust Company), Milwaukee, Wisconsin, a subsidiary of Marshall & Ilsley Corp., is custodian for the securities and cash of the Fund. For its services as custodian, M&I Trust Company receives an annual fee, payable monthly, based on a percentage of a Fund's average aggregate daily net assets. M&I Trust Company has entered into agreements with foreign subcustodians approved by the Directors pursuant to Rule 17f-5 under the Act. The foreign subcustodians may not hold certificates for the securities in their custody, but instead have book records with domestic and foreign securities depositories, which in turn have book records with the transfer agents of the issuers of the securities. Compensation for the services of the foreign subcustodians is based on a schedule of charges agreed on from time to time. INDEPENDENT PUBLIC ACCOUNTANTS


Arthur  Andersen  LLP,  Pittsburgh,   Pennsylvania  is  the  independent  public
accountant for the Funds.
FEES PAID BY THE FUNDS FOR SERVICES



------------------------- -------------------------------------- ---------------------------------- --------------------------------
Fund Name                          Advisory Fee Paid/               Brokerage Commissions Paid            Administrative Fee Paid
                                   Advisory Fee Waived
                                                                 ---------------------------------- --------------------------------
                          -------------------------------------- ---------------------------------- --------------------------------
                                For the fiscal year ended            For the fiscal year ended           For the fiscal year ended
                                        August 31                            August 31                           August 31
                          -------------------------------------- ---------------------------------- --------------------------------
                         -----------------------------------------------------------------------------------------------------------
                             1998         1997         1996        1998        1997        1996        1998         1997        1996
-------------------------
                         -----------------------------------------------------------------------------------------------------------
Equity Income Fund       $3,596,326   $1,964,826   $1,101,454   $861,077   $468,108     $221,712   $403,594     $227,695    $131,196
                         $0           $0           $0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Large-Cap Growth &       $2,284,566   $1,877,032   $2,003,427   $216,531   $309,709     $918,703   $256,720     $217,817    $238,801
Income Fund              $0           $0           $0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Fund1      $1,245,164   $1,245,668   $1,556,051   $444,003   $364,246     $524,079   $139,888     $144,711    $185,501
                         $0           $0           $0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth  Fund     $1,676,595   $1,288,819   $917,068     $481,875   $580,150     $353,770   $188,403     $149,489    $109,258
                         $0           $0           $0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Small-Cap Growth Fund    $857,023     $368,209     N/A          $142,276   $117,618     N/A        $102,843     $44,185      N/A
                         $0           $0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
International Stock Fund $2,504,141   $1,857,261   $1,179,310   $265,289   $340,030     $115,382   $211,050     $161,481    $108,298
                         $0           $0           $0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Income Fund   $846,144     $736,245     $540,501     N/A        N/A          N/A        $118,980     $106,697     $80,507
                         $451,276     $429,010     $357,041
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund   $3,105,550   $2,440,381   $2,253,912   N/A        N/A          N/A        $435,828     $354,123    $335,733
                         $333,362     $346,194     $338,087
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Government Income Fund   $1,833,350   $1,304,960   $938,027     N/A        N/A          N/A        $205,934     $151,306    $111,760
                         $272,859     $272,824     $243,416
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Free    $570,658     $463,700     $314,337     N/A        N/A          N/A        $80,183      $67,231      $50,437
Fund2                    $266,927     $238,359     $196,013
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Money Market Fund        $7,729,527   $6,354,005   $5,636,051   N/A        N/A         N/A       $1,302,763   $1,105,666  $1,007,572
                         $3,846,385   $3,304,082   $2,930,747
------------------------------------------------------------------------------------------------------------------------------------

                 -----------------------------------------------
                    For the fiscal year anded August 31, 1998
---------------------------------------- ---------------------------------------
Fund                                12b-1 Fee*       Shareholder Services Fee/
                            Shareholder Services Fee
                                     Waived
---------------------------------------- ---------------- ----------------------
---------------------------------------- ---------------- ----------------------
Equity Income Fund                       N/A                           N/A
---------------------------------------- ---------------- ----------------------
---------------------------------------- ---------------- ----------------------
Large-Cap Growth & Income Fund           N/A                           N/A
---------------------------------------- ---------------- ----------------------
---------------------------------------- ---------------- ----------------------
Mid-Cap Value Fund                       N/A                           N/A
---------------------------------------- ---------------- ----------------------
---------------------------------------- ---------------- ----------------------
Mid-Cap Growth Fund                      N/A                           N/A
---------------------------------------- ---------------- ----------------------
---------------------------------------- ---------------- ----------------------
Small-Cap Growth Fund                    N/A                           N/A
---------------------------------------- ---------------- ----------------------
---------------------------------------- ---------------- ----------------------
International Stock Fund                 N/A                           N/A
---------------------------------------- ---------------- ----------------------
---------------------------------------- ---------------- ----------------------
Short-Term Income Fund                   N/A                           N/A
---------------------------------------- ---------------- ----------------------
---------------------------------------- ---------------- ----------------------
Intermediate Bond Fund                   N/A                           N/A
---------------------------------------- ---------------- ----------------------
---------------------------------------- ---------------- ----------------------
Government Income Fund                   N/A                           N/A
---------------------------------------- ---------------- ----------------------
---------------------------------------- ---------------- ----------------------
Intermediate Tax-Free Fund               N/A                           N/A
---------------------------------------- ---------------- ----------------------
---------------------------------------- ---------------- ----------------------
Money Market Fund                        $274,102                    $18,274
                                                                       $0
---------------------------------------- ---------------- ----------------------
N/A - Not Applicable
o During the fiscal year ended August 31, 1998, only the Class A Shares of the Money Market Fund sold shares pursuant to a Rule 12b-1 Plan. Class A Shares of the Equity Funds and Income Funds were not offered until December 1998.
o
HOW DOES THE FUND MEASURE PERFORMANCE?

The Funds may advertise each Fund's share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Fund's or any class of shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of shares over a specific period of time, and includes the investment of income and capital gains distributions. The average annual total return for a Fund shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the quarterly reinvestment of any dividends and distributions. The quoted performance data for the Small-Cap Growth Fund includes the performance of a predecessor collective trust fund for periods before the Fund's registration statement became effective on August 30, 1996, as adjusted to reflect the Fund's expenses. The collective trust fund was not registered under the Investment Company Act of 1940 (1940 Act) and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, the performance may have been adversely affected. Class A Shares for the Equity
Funds and Income Funds were not offered until December 1998.      YIELD

The Money Market Fund calculates the yield for Class A Shares daily, based upon the seven days ending on the day of the calculation, called the base period. This yield is computed by:
      o determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased shares;

      o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and

      o  multiplying the base period return by 365/7.


The Money Market Fund's yield for Class A Shares (formerly,  Class B Shares) for
the seven-day  period ended August 31, 1998,  was 5.02%.       The yield for the
other Funds' shares is calculated by dividing: (i)the net investment income per share earned by a Fund's shares over a thirty-day period; by (ii) the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months.
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund's shares, the Fund's shares performance is lower for shareholders paying those fees.

Class A Shares for the Equity and Income Funds were not offered until December 1998.

EFFECTIVE YIELD (MONEY MARKET FUND ONLY)


The Money Market Fund's effective yield for Class A Shares is computed by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result. The Money Market Fund's effective yield for Class A Shares (formerly, Class B Shares) for the seven-day period ended August 31, 1998, was 5.14%.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o references to ratings, rankings, and financial publications and/or performance comparisons of the Funds' shares to certain indices; o charts, graphs and illustrations using the Funds' returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and
o information about the mutual fund industry from sources such as the Investment Company Institute.

The Funds may compare their performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Funds may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds' use in advertising may include:
      o Morgan Stanley Capital International Europe, Australia And Far East Index (EAFE) is a market capitalization weighted foreign securities index, which is widely used to measure the performance of European, Australian and New Zealand and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency and calculates total returns monthly. EAFE U.S. dollar total return is a net dividend figure less Luxembourg withholding tax. The EAFE is monitored by Capital International, S.A., Geneva, Switzerland.

      o Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, a Fund will quote its Lipper ranking in advertising and sales literature.

     o Consumer Price Index is generally considered to be a measure of inflation.

      o Dow Jones Industrial Average (DJIA) is an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

      o  Standard & Poor's  Daily  Stock  Price  Index Of 500 Common  Stocks,  a
         composite   index  of  common   stocks  in  industry,   transportation,
         financial, and public utility companies. The Standard & Poor's index assumes reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

      o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

      o Bank Rate Monitor National Index, Miami Beach, Florida, is a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

      o Donoghue's Money Fund Report publishes annualized yields of over 300 taxable money market funds on a weekly basis and through its Money Market Insight publication reports monthly and 12 month-to-date investment results for the same money funds.

     o The S&P/BARRA Value Index and the S&P/BARRA Growth Index are constructed by Standard & Poor's and BARRA, Inc., an investment technology and consulting company, by separating the S&P 500 Index into value stocks and growth stocks. The S&P/BARRA Growth and S&P/BARRA Value Indices are constructed by dividing the stocks in the S&P 500 Index according to their price-to-book ratios. The S&P/BARRA Growth Index, contains companies with higher price-to-earnings ratios, low dividends yields, and high earnings growth (concentrated in electronics, computers, health care, and drugs). The Value Index contains companies with lower price-to-book ratios and has 50% of the capitalization of the S&P 500 Index. These stocks tend to have lower price-to-earnings ratios, high dividend yields, and low historical and predicted earnings growth (concentrated in energy, utility and financial sectors). The S&P/BARRA Value and S&P/BARRA Growth Indices are capitalization-weighted and rebalanced semi-annually. Standard & Poor's/BARRA calculates these total return indices with dividends reinvested.

      o Standard & Poor's Midcap 400 Stock Price Index, a composite index of 400 common stocks with market capitalizations between $200 million and $7.5 billion in industry, transportation, financial, and public utility companies. The Standard & Poor's index assumes reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

      o Merrill Lynch 1-3 Year Treasury Index is an unmanaged index tracking short-term U.S. government securities with maturities between 1 and
         2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

      o Merrill Lynch Corporate Master is an unmanaged index comprised of approximately 4,356 corporate debt obligations rated BBB or better. These quality parameters are based on the composites of ratings assigned by Standard & Poor's Corporation and Moody's Investors Service, Inc. Only bonds with a minimum maturity of one year are included.

      o Merrill Lynch 1-Year Treasury Bill Index is comprised of the most recently issued one-year U.S. Treasury bills. Index returns are calculated as total returns for periods of one, three, six and twelve months as well as year-to-date.

      o Merrill Lynch Corporate A-Rated (1-3 Year) Bond Index is a universe of corporate bonds and notes with maturities between 1-3 years and rated A3 or higher.

      o Lehman Brothers Government/Corporate (Total) Index is comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporation; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Traced by Lehman Brothers, Inc., the index calculates total return for one-month, three-month, twelve-month, and ten-year periods and year-to-date.

      o Lehman Brothers Intermediate Government/Corporate Bond Index is a universe of government and corporate bonds rated BBB or higher with maturities between 1-10 years.

      o The Salomon Brothers Total Rate-of-Return Index for mortgage pass through securities reflects the entire mortgage pass through market and reflects their special characteristics. The index represents data aggregated by mortgage pool and coupon within a given sector. A market weighted portfolio is constructed considering all newly created pools and coupons.

      o The Merrill Lynch Taxable Bond Indices include U.S. Treasury and agency issues and were designed to keep pace with structural changes in the fixed income market. The performance indicators capture all rating changes, new issues, and any structural changes of the entire market.

      o Lehman Brothers Mortgage-Backed Securities Index is a universe of fixed rate securities backed by mortgage pools of Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corp. (FHLMC), and Federal National Mortgage Association (FNMA).

      o Lehman Brothers Five-Year State General Obligations Bonds is an index comprised of all state general obligation debt issues with maturities between four and six years. These bonds are rated A or better and represent a variety of coupon ranges. Index figures are total returns calculated for one, three, and twelve month periods as well as year-to-date. Total returns are also calculated as of the index inception, December 31, 1979.

Investors may also consult the fund evaluation consulting universes listed below. Consulting universes may be composed of pension, profit sharing, commingled, endowment/foundation, and mutual funds.
      o Fiduciary Consulting Grid Universe, for example, is composed of over 1,000 funds, representing 350 different investment managers, divided into subcategories based on asset mix. The funds are ranked quarterly based on performance and risk characteristics.

      o SEI Data Base for equity funds includes approximately 900 funds, representing 361 money managers, divided into fund types based on investor groups and asset mix. The funds are ranked every three, six, and twelve months.

     o Mercer Meidinger, Inc. compiles a universe of approximately 600 equity funds, representing about 500 investment managers, and updates their rankings each calendar quarter as well as on a one, three, and five year basis.

      o Russell 1000 Growth Index consists of those Russell 2000 securities with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth rates.

      o Russell 2000 Index is a broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

      o Standard & Poor's Ratings Group Small Stock Index is a broadly diversified index consisting of approximately 600 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for a Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect a Fund. In addition, advertising and sales literature may quote statistics and give general information about mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute (ICI). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well s business and institutions, have entrusted over $4.4 trillion to the more than 6,700 mutual funds available. FINANCIAL STATEMENTS

The financial statements for the fiscal year ended August 31, 1998, are incorporated herein by reference from the Funds' Annual Report dated August 31, 1998 (File Nos. 33-48907 and 811-58433). A copy of the Annual Report for a Fund may be obtained without charge by contacting Marshall Funds Investor Services at the address located on the back cover of the SAI or by calling Marshall Funds Investor Services at 1-414-287-8555 or 1-800-FUND (3863).

APPENDIX

STANDARD AND POOR'S BOND RATINGS
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. NR--Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy. PLUS (+) OR MINUS (-):--The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATINGS AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edge. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. Baa--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well. NR--Not rated by Moody's. FITCH IBCA, INC. LONG-TERM DEBT RATINGS AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. NR--NR indicates that Fitch does not rate the specific issue. STANDARD AND POOR'S COMMERCIAL PAPER RATINGS A-1--This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. The issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation. A-2--Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1. MOODY'S INVESTORS SERVICES, INC. COMMERCIAL PAPER RATINGS P-1--Issuers rated PRIME-1 (for related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. P-2--Issuers rated PRIME-2 (for related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. FITCH IBCA, INC. SHORT-TERM RATINGS F-1+--(Exceptionally Strong Credit Quality). Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1--(Very Strong Credit Quality). Issues assigned to this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. F-2--(Good Credit Quality). Issues carrying this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as the F-1+ and F-1 categories. STANDARD AND POOR'S MUNICIPAL BOND RATINGS AAA -- Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. NR -- NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy. Plus (+) or minus (-): The ratings AA and A may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. MOODY'S INVESTORS SERVICE, INC. MUNICIPAL BOND RATINGS Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edge. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future. Baa- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well. NR -- Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3 in the generic rating classification of Aa and A in its corporate or municipal bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. STANDARD AND POOR'S MUNICIPAL NOTE RATINGS SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation. SP-2 -- Satisfactory capacity to pay principal and interest. MOODY'S INVESTORS SERVICE, INC. SHORT-TERM DEBT RATINGS MIG1/VMIG1 -- This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing. MIG2/VMIG2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.




ADDRESSES
Marshall  Equity  Income Fund Marshall  Large-Cap  Growth & Income Fund Marshall
Mid-Cap Value Fund Marshall  Mid-Cap Growth Fund Marshall  Small-Cap Growth Fund
Marshall  International  Stock Fund  Marshall  Intermediate  Bond Fund  Marshall
Government Income Fund
Marshall Money Market Fund                                              5800 Corporate Drive
                                                                        Pittsburgh, Pennsylvania 15237-7010
Distributor
                  Federated Securities Corp.                           Federated Investors Tower
                                                                       1001 Liberty Avenue
                                                                       Pittsburgh, PA 15222-3779

Adviser to all Funds
                  M&I Investment Management Corp.                      1000 North Water Street
                                                                       Milwaukee, Wisconsin 53202

Subadviser to Marshall International Stock Fund
                  Templeton Investment Counsel, Inc.                   500 East Broward Blvd.
                                                                       Suite 2100
                                                                       Ft. Lauderdale, Florida 33394-3091

Custodian
                  Marshall & Ilsley Trust Company                      1000 North Water Street
                                                                       Milwaukee, Wisconsin 53202

Transfer Agent, Dividend Disbursing Agent and Portfolio Accounting Services
                  Federated Services Company                           Federated Investors Tower
                  Pittsburgh, PA 15222-3779


Shareholder Servicing Agent                                            Federated Shareholder Services Company     Federated
Investors Tower                                                        Pittsburgh, PA 15222-3779



Legal Counsel                                                           Bell, Boyd & Lloyd  Three First National Plaza
70 West Madison Street, Suite 3300                                      Chicago, IL 60602-4207

Independent Public Accountants
                  Arthur Andersen LLP                                  2100 One PPG Place
                                                                       Pittsburgh, PA 15222


M&I Brokerage Services
1000 North Water Street
P.O. Box 1348
Milwaukee, Wisconsin 53201-1348
1-800-580-FUND (3863)
TDD: Speech and Hearing Impaired Services
1-800-236-209-3520
Internet address: http://www.marshallfunds.com




                                   APPENDIX A

1. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Marshall Equity Income Fund (Fund) as of the calendar year-end for each of four years.

The `y' axis reflects the "% Total Return" beginning with "-5.00%" and increasing in increments of 5.00% up to 35.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended August 31, 1998. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund which appear directly above each respective bar, for the calendar years 1994 through 1997, are -1.63%, 34.22%, 21.18%, and 27.53%.

The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's average annual total return as of the most recent calendar quarter ended September 30, 1998, was (1.07%).

Within the period shown in the Chart, the Fund's highest quarterly return for the quarter ended 2Q97, was 10.91%. Its lowest quarterly return for the quarter ended 1Q94, was (5.03%).

Average Annual Total Return for the Fund compared to Standard & Poor's 500 Index (S&P 500) and Lipper Equity Income Funds Index (LEIFI) through December 31, 1997.

Calendar Period                  Fund             S&P 500              LEIFI
---------------                  ----             -------              -----
Life of the Fund*                18.50%           22.19%               17.13%
1 Year                           27.53%           33.36%               27.23%
1998 YTD thru 9/30/98            (1.07%)          6.02%                (2.13%)

* Since inception date of September 30, 1993.

The bar chart shows the variability of the Fund's actual total return on a yearly basis. The table shows the Fund's total returns averaged over a period of years relative to S&P 500, a broad-based market index and LEIFI, an average of funds with similar investment objectives . While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

2. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Marshall Large-Cap Growth & Income Fund (Fund) as of the calendar year-end for each of five years.

The `y' axis reflects the "% Total Return" beginning with "-10.00%" and increasing in increments of 5.00% up to 35.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended August 31, 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund which appear directly above each respective bar, for the calendar years 1993 through 1997, are 3.35%, -5.79%, 33.20%, 14.66%, and 26.24%.

The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's average annual total return as of the most recent calendar quarter ended September 30, 1998, was 2.86%.

Within the period shown in the Chart, the Fund's highest quarterly return for the quarter ended 2Q97, was 15.37%. Its lowest quarterly return for the quarter ended 1Q94, was (4.91%).

Average Annual Total Return for the Fund compared to Standard & Poor's 500 Index (S&P 500) and Lipper Growth & Income Funds Index (LGIFI) through December 31, 1997.

Calendar Period                     Fund             S&P 500           LGIFI
---------------                     ----             -------           -----
Life of the Fund*                   13.43%           20.08%            26.27%
5 Year                              13.42%           33.36%            27.05%
1 Year                              26.24%           20.27%            17.58%
1998 YTD thru 9/30/98               2.86%            6.02%             (1.86%)

* Since inception date of November 20, 1992.

The bar chart shows the variability of the Fund's actual total return on a yearly basis. The table shows the Fund's total returns averaged over a period of years relative to S&P 500, a broad-based market index and LGIFI, an average of funds with similar investment objectives. While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

3. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Marshall Mid-Cap Value Fund (Fund) as of the calendar year-end for each of four years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 5.00% up to 30.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended August 31, 1998. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund which appear directly above each respective bar, for the calendar years 1994 through 1997, are 2.08%, 25.39%, 13.91%, and 23.38%.

The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's average annual total return as of the most recent calendar quarter ended September 30, 1998, was (6.42%).

Within the period shown in the Chart, the Fund's highest quarterly return for the quarter ended 3Q97, was 11.18%. Its lowest quarterly return for the quarter ended 4Q94, was (4.20%).

Average Annual Total Return for the Fund compared to Standard & Poor's Mid-Cap 400 Index (SPMC) and Lipper Mid-Cap Funds Index (LMCFI) through December 31, 1997.

Calendar Period            Fund             SPMC              LMCFI
---------------            ----             ---------         -----
Life of the Fund*                   15.39%           18.31%            15.28%
1 Year                              23.38%           32.22%            19.58%
1998 YTD thru 9/30/98               (6.42%)          (7.09%)           (9.17%)

* Since inception date of September 30, 1993.

The bar chart shows the variability of the Fund's actual total return on a yearly basis. The table shows the Fund's total returns averaged over a period of years relative to SPMC, a broad-based market index and LMCFI, an average of funds with similar investment objectives. While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

4. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Marshall Mid-Cap Growth Fund (Fund) as of the calendar year-end for each of four years.

The `y' axis reflects the "% Total Return" beginning with "-10.00%" and increasing in increments of 5.00% up to 35.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended August 31, 1998. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund which appear directly above each respective bar, for the calendar years 1994 through 1997, are -5.64%, 33.74%, 20.61%, and 22.73%.

The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's average annual total return as of the most recent calendar quarter ended September 30, 1998, was (11.40%).

Within the period shown in the Chart, the Fund's highest quarterly return for the quarter ended 2Q97 was 17.80%. Its lowest quarterly return for the quarter ended 1Q97, was (9.08%).

Average Annual Total Return for the Fund compared to Standard & Poor's Mid-Cap 400 Index (SPMC) and Lipper Mid-Cap Funds Index (LMCFI) through December 31, 1997.

Calendar Period            Fund             SPMC              LMCFI
---------------            ----             ---------         -----
Life of the Fund*                   16.28%           18.31%            15.28%
1 Year                              22.73%           32.22%            19.58%
1998 YTD thru 9/30/98               (11.40%)         (7.09%)           (9.17%)

* Since inception date of September 30, 1993.

The bar chart shows the variability of the Fund's actual total return on a yearly basis. The table shows the Fund's total returns averaged over a period of years relative to SPMC, a broad-based market index and LMCFI, an average of funds with similar investment objectives. While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

5. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Marshall Small-Cap Growth Fund (Fund) as of the calendar year-end for each of two years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 5.00% up to 25.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended August 31, 1998. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund which appear directly above each respective bar, for the calendar years 1996 through 1997, are 50.39% and 23.18%.

The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's average annual total return as of the most recent calendar quarter ended September 30, 1998, was (20.63%).

Within the period shown in the Chart, the Fund's highest quarterly return for the quarter ended 2Q97 was 22.21%. Its lowest quarterly return for the quarter ended 1Q97 was 11.71%.

Average Annual Total Return for the Fund compared to Russell 2000 Index (Russell
2000) and Lipper Small Cap Funds Index (LSCFI) through December 31, 1997.

Calendar Period                     Fund          Russell 2000         LSCFI
---------------                     ----          ------------         -----
Life of the Fund*                   43.91%        19.92%               21.03%
1 Year                              23.18%        22.36%               20.69%
1998 YTD thru 9/30/98               (20.63%)      (16.21%)             (16.51%)

* Since inception date of November 1, 1995.

The bar chart shows the variability of the Fund's actual total return on a yearly basis. The table shows the Fund's total returns averaged over a period of years relative to Russell 2000, a broad-based market index and LSCFI, an average of funds with similar investment objectives. While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

6. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Marshall International Stock Fund (Fund) as of the calendar year-end for each of three years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 5.00% up to 20.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended August 31, 1998. The light gray shaded chart features three distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund which appear directly above each respective bar, for the calendar years 1995 through 1997, are 11.55%, 19.65%, and 10.86%.

The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's average annual total return as of the most recent calendar quarter ended September 30, 1998, was (11.21%).

Within the period shown in the Chart, the Fund's highest quarterly return for the quarter ended 2Q97, was 9.55%. Its lowest quarterly return for the quarter ended 4Q97 was (7.75%).

Average Annual Total Return for the Fund compared to Morgan Stanley Capital Europe, Australia, Far East Index (EAFE Index) and Lipper International Funds Index (LIFI) through December 31, 1997.

Calendar Period            Fund             EAFE Index        LIFI
Life of the Fund*                   10.32%           4.30%             6.59%
1 Year                              10.86%           1.78%             5.47%
1998 YTD thru 9/30/98               (11.21%)         (0.55%)           (3.12%)

* Since inception date of September 1, 1994.

The bar chart shows the variability of the Fund's actual total return on a yearly basis. The table shows the Fund's total returns averaged over a period of years relative to EAFE Index, a broad-based market index and LIFI, an average of funds with similar investment objectives. While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

7. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Marshall Short-Term Income Fund (Fund) as of the calendar year-end for each of five years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 2.00% up to 10.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended August 31, 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund which appear directly above each respective bar, for the calendar years 1993 through 1997, are 3.70%, 1.83%, 8.97%, 4.97%, and 6.40%.

The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's average annual total return as of the most recent calendar quarter ended September 30, 1998, was 4.50%.

Within the period shown in the Chart, the Fund's highest quarterly return for the quarter ended 2Q95, was 2.48%. Its lowest quarterly return for the quarter ended 2Q94 was 0.17%.

Average Annual Total Return for the Fund compared to Lipper S-T Investment Grade Bond Index (LSTIBI) and IBC/Donoghue's Taxable Money Fund Average (DMFA) through December 31, 1997.

Calendar Period                    Fund              LSTIBI   DMFA
---------------                    ----              ------   ----
Life of the Fund*                  5.08%             5.55%             4.82%
5 Year                             5.15%             6.62%             4.83%
1 Year                             6.40%             6.21%             5.55%
1998 YTD thru 9/30/98              4.50%             5.22%             3.82%

* Since inception date of November 1, 1992.

The bar chart shows the variability of the Fund's actual total return on a yearly basis. The table shows the Fund's total returns averaged over a period of years relative to LSTIBI, a broad-based market index and DMFA, an average of funds with similar investment objectives. While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

8. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Marshall Intermediate Bond Fund (Fund) as of the calendar year-end for each of five years.

The `y' axis reflects the "% Total Return" beginning with "-5.00%" and increasing in increments of 5.00% up to 20.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended August 31, 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund which appear directly above each respective bar, for the calendar years 1993 through 1997, are 6.88%, -3.06%, 15.46%, 2.41%, and 7.18%.

The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's average annual total return as of the most recent calendar quarter ended September 30, 1998, was 6.19%.

Within the period shown in the Chart, the Fund's highest quarterly return for the quarter ended 2Q95 was 4.68%. Its lowest quarterly return for the quarter ended 1Q96 was (2.03%).

Average   Annual  Total  Return  for  the  Fund  compared  to  Lehman   Brothers
Government/Corporate Intermediate Index (LGCI) and Lipper Short/Intermediate Investment Grade Bond Funds Index (LSIBF) through December 31, 1997.

Calendar Period                    Fund              LGCI            LSIBF
---------------                    ----              ----            -----
Life of the Fund*                  5.67%             6.80%           7.02%
5 Year                             5.60%             6.66%           6.81%
1 Year                             7.18%             7.87%           8.58%
1998 YTD thru 9/30/98              6.19%             8.10%           7.42%

* Since inception date of November 23, 1992.

The bar chart shows the variability of the Fund's actual total return on a yearly basis. The table shows the Fund's total returns averaged over a period of years relative to LGCI, a broad-based market index and LSIBF, an average of funds with similar investment objectives. While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

9. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Marshall Government Income Fund (Fund) as of the calendar year-end for each of five years.

The `y' axis reflects the "% Total Return" beginning with "-5.00%" and increasing in increments of 5.00% up to 20.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended August 31, 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund which appear directly above each respective bar, for the calendar years 1993 through 1997, are 5.99%, -2.74%, 16.97%, 3.04%, and 8.43%.

The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's average annual total return as of the most recent calendar quarter ended September 30, 1998, was 6.90%.

Within the period shown in the Chart, the Fund's highest quarterly return for the quarter ended 2Q95 was 4.92%. Its lowest quarterly return for the quarter ended 1Q94 was (2.13%).

Average   Annual  Total  Return  for  the  Fund  compared  to  Lehman   Brothers
Mortgage-Backed Securities Index (LMI) and Lipper U.S. Mortgage Funds Index (LUSMI) through December 31, 1997.

Calendar Period            Fund             LMI               LUSMI
---------------            ----             ---               -----
Life of the Fund*                  6.19%            7.42%              6.01%
5 Year                             6.14%            7.21%              6.00%
1 Year                             8.43%            9.48%              8.79%
1998 YTD thru 9/30/98              6.90%            6.12%              5.92%

* Since inception date of December 13, 1992.

The bar chart shows the variability of the Fund's actual total return on a yearly basis. The table shows the Fund's total returns averaged over a period of years relative to LMI, a broad-based market index and LUSMI, an average of funds with similar investment objectives. While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

10. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Marshall Intermediate Tax-Free Fund (Fund) as of the calendar year-end for each of three years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 2.00% up to 12.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended August 31, 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund which appear directly above each respective bar, for the calendar years 1995 through 1997, are 11.54%, 3.84%, and 6.79%.

The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's average annual total return as of the most recent calendar quarter ended September 30, 1998, was 5.28%.

Within the period shown in the Chart, the Fund's highest quarterly return for the quarter ended 1Q95 was 4.31%. Its lowest quarterly return for the quarter ended 1Q96 was (0.63%).

Average Annual Total Return for the Fund compared to Lehman Brothers 7-Year G.O. Bond Index (LB7GOBI) and Lipper Intermediate Municipal Funds Index (LIMI) through December 31, 1997.

Calendar Period                     Fund         LB7GOBI               LIMI
---------------                     ----         -------               ----
Life of the Fund*                   4.89%          5.33%               5.60%
3 Year                              7.34%          8.86%               8.00%
1 Year                              6.79%          7.68%               8.86%
1998 YTD thru 9/30/98               5.28%          5.71%               4.83%

* Since inception date of February 2, 1994.

The bar chart shows the variability of the Fund's actual total return on a yearly basis. The table shows the Fund's total returns averaged over a period of years relative to LB7GOBI, a broad-based market index and LIMI, an average of funds with similar investment objectives. While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

11. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class Y Shares of the Marshall Money Market Fund
(Fund) as of the calendar year-end for each of five years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 1.00% up to 6.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended August 31, 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for Class Y Shares of the Fund which appear directly above each respective bar, for the calendar years 1993 through 1997, are 2.99%, 4.06%, 5.78%, 5.27%, and 5.44%. The calculated total return percentage for Class A Shares of the Fund which appear directly above each respective bar, for the calendar years 1993 through 1997, are 2.68%, 3.75%, 5.47%, 4.95%, and 5.13%.

The total returns displayed for Class A Shares of the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's average annual total return as of the most recent calendar quarter ended September 30, 1998, for Class Y Shares was 4.08%. The Fund's average annual total return as of the most recent calendar quarter ended September 30, 1998, for Class A Shares was 3.85%.

Within the period shown in the Chart, the Class Y Shares highest quarterly return for the quarter ended 2Q95 was 1.45%, and its lowest quarterly return for the quarter ended 2Q93 was 0.72%. Within the period shown in the Chart, the Class AShares highest quarterly return for the quarter ended 2Q95 was 1.38%, and its lowest quarterly return for the quarter ended 2Q93 was 0.64%.

The Fund's 7-day net yield for Class A Shares was 5.20% and 5.50% for Class Y Shares.

Average Annual Total Return for the Fund compared to IBC/Donaghue's Money Fund Average (DMFA) through December 31, 1997.

Calendar Period            Class Y Shares*  Class A Shares**  DMFA
Life of the Fund             4.68%            4.38%           4.82%
5 Year                       4.70%            4.39%           4.83%
1 Year                       5.44%            5.13%           5.55%
1998 YTD thru 9/30/98        4.08%            3.85%           3.82%

*Since inception date of November 23, 1992.
**Since inception date of December 17, 1992.

The bar chart shows the variability of the Fund's Class Y Shares and Class A Shares actual total return on a yearly basis. The table shows the Fund's Class Y Shares and Class A Shares total returns averaged over a period of years relative to DMFA, , an average of funds with similar investment objectives. While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards


PART C.  OTHER INFORMATION.

Item 23.          Exhibits:

  (a)     Conformed copy of Articles of Incorporation of the Registrant (8.);
            (i) Conformed copy of Amendment No. 1 to the Articles of Incorporation (8.);
           (ii) Conformed copy of Amendment No. 2 to the Articles of Incorporation (8.);
          (iii) Conformed copy of Amendment No. 3 to the Articles of Incorporation (8.);
           (iv) Conformed copy of Amendment No. 4 to the Articles of Incorporation (6.);
            (v) Conformed copy of Amendment No. 5 to the Articles of Incorporation (8.);
           (vi) Conformed copy of Amendment No. 6 to the Articles of Incorporation (12.);
          (vii) Conformed copy of Amendment No. 7 to the Articles of Incorporation (14.);
          (viii) Conformed copy of Amendment No. 8 to the Articles of Incorporation (18.);
           (ix)    Form of Amendment No. 9 to the Articles of
                   Incorporation (18.);
  (b)     Copy of By-Laws of the Registrant (8.);
  (c) Copy of Specimen Certificates for Shares of Capital Stock of the Marshall Mid-Cap Growth Fund, Marshall
          Large-Cap Growth & Income Fund, Marshall Mid-Cap Value Fund, and Marshall Small-Cap Growth Fund (16.);
  (d)     Conformed copy of Investment Advisory Contract of the Registrant (4.);
            (i)  Conformed  copy of  Exhibit  G of the
           Investment  Advisory  Contract  (5.);  (ii)
           Conformed   copy  of   Exhibit   H  of  the
           Investment Advisory Contract (5.);
------------------------
 +    All exhibits have been filed electronically.

          4.   Response   is   incorporated   by   reference   to   Registrant's
               Post-Effective Amendment No. 5 on Form N-1A filed April 23, 1993. (File Nos. 33-48907 and 811-7047).

          5.   Response   is   incorporated   by   reference   to   Registrant's
               Post-Effective Amendment No. 7 on Form N-1A filed October 29, 1993. (File Nos. 33-48907 and 811-7047).

     6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed December 28, 1993. (File Nos. 33-48907 and 811-7047).

     8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed October 21, 1994. (File Nos. 33-48907 and 811-7047).

     12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed June 17, 1996. (File Nos. 33-48907 and 811-7047).

     14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed August 30, 1996. (File Nos. 33-48907 and 811-7047).

     16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed August 26, 1997. (File Nos. 33-48907 and 811-7047).

     18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed October 21, 1998. (File Nos. 33-48907 and 811-7047).

         (iii)  Conformed  copy of  Exhibit  I of the
          Investment  Advisory  Contract  (5.);  (iv)
          Conformed   copy  of   Exhibit   J  of  the
          Investment Advisory Contract (5.);
             (v)  Conformed  copy of Exhibit K of the
     Investment    Advisory   Contract   (7.);   (vi)
     Conformed  copy of  Exhibit L of the  Investment
     Advisory Contract (7.);
         (vii)  Conformed  copy of  Exhibit  M of the
         Investment Advisory Contract;  (12.); (viii)
         Conformed   copy  of  Federated   Management
         Sub-Advisory  Agreement  with the Registrant
         (7.);
          (ix)    Conformed    copy   of    Templeton
                  Investment      Counsel,      Inc.,
                  Sub-Advisory Agreement with the M &
                  I Investment Management, Inc.(9.);
           (x) Conformed copy of Exhibit N to the Investment Advisory Contract (14);
 (e)              (i) Conformed copy of Distributor's
                  Contract    of   the    Registrant,
                  including   conformed   copies   of
                  Exhibits A through J; (12.);
         (ii)  Conformed  copy  of  Exhibit  K of the
         Distributor's  Contract (15.); (iii) Form of
         Exhibit  L  of  the  Distributor's  Contract
         (18.);
 (f)     Not applicable;
 (g)     (i)    Conformed copy of Custodian Contract of the  Registrant (7.);
         (ii) Copy of Amendment No. 1 to Schedule A of the Sub-Custodian Agreement (16.);

------------------------
+        All exhibits have been filed electronically.

  7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed July 1, 1994. (File Nos. 33-48907 and 811-7047).

  9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed December 21, 1994.
         (File Nos. 33-48907 and 811-7047).

 10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed April 3, 1995. (File Nos. 33-48907 and 811-7047).

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed December 26, 1995. (File Nos. 33-48907 and 811-7047).

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed June 17, 1996. (File Nos. 33- 48907 and 811-7047).

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed August 30, 1996. (File Nos. 33-48907 and 811-7047).

15.  Response is  incorporated by reference to Registrant's
     Post-Effective Amendment No. 19 on Form N-1A filed December 18, 1996. (File Nos. 33-48907 and 811-7047).

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed August 26, 1997. (File Nos. 33-48907 and 811-7047).

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed October 24, 1997. (File Nos. 33-48907 and 811-7047).

18.  Response is  incorporated by reference to Registrant's
     Post-Effective Amendment No. 22 on Form N-1A filed October 21, 1998. (File Nos. 33-48907 and 811-7047).


  (iii)  Copy of Amendment No. 2 to Schedule A of the Sub-Custodian Agreement
               (16.);
  (iv)       Copy of Amendment No. 3 to Schedule A of the
             Sub-Custodian Agreement (17.);
                  (v)    Conformed copy of Sub-Transfer Agency and
                        Services Agreement (10.);
(h)      (i)   Conformed copy of Fund Accounting and Shareholder Recordkeeping
               Agreement of the Registrant (11.);
                   (ii) Conformed copy of Amendment No. 1 to Schedule A of Fund
                Accounting and Shareholder Recordkeeping Agreement (15.);
                        (iii)    Conformed copy of Amendment No. 2 to Schedule
                                 A of Fund Accounting and Shareholder
                                 Recordkeeping Agreement (16.);
                        (iv) Conformed copy of Amendment No. 1 to Schedule C of Fund Accounting and Shareholder Recordkeeping Agreement (15.);
                         (v) Conformed copy of Annex 1 to Amendment No. 2 to Schedule C of Fund Accounting and
                                 Shareholder Recordkeeping Agreement (16.);
                        (vi)   Conformed   copy  of   Administrative
                        Services Agreement (7.); (vii) Conformed copy of Amendment No. 1 to Administrative
                        Services Agreement (15.); (viii) Conformed copy of Amendment No. 2 to Administrative
                        Services Agreement (16.);

                          (ix)   Conformed   copy   of   Shareholder
                        Services  Agreement  of  the  Registrant  on
                        behalf  of  ........Marshall  Equity  Income
                        Fund, Marshall Government Income Fund, Marshall
                        ....... Intermediate Bond Fund, Marshall
                         Intermediate Tax-Free Fund, Marshall ......
                         International Stock Fund, Marshall Mid-Cap
                         Stock Fund, Marshall Money Market Fund, ... Marshall Short-Term Income Fund, Marshall
                         Short-Term Tax-Free Fund, Marshall Stock .. Fund, and Marshall Value Equity Fund (4.);
------------------------
+        All exhibits have been filed electronically.

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed April 23, 1993. (File Nos. 33-48907 and 811-7047).

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed December 28, 1993. (File Nos. 33-48907 and 811-7047).

7. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 10 on Form N-1A filed July 1, 1994. (File Nos. 33-48907 and 811-7047).

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed December 26, 1995. (File Nos. 33-48907 and 811-7047).

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed June 17, 1996. (File Nos. 33- 48907 and 811-7047).

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed December 18, 1996. (File Nos. 33-48907 and 811-7047).

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed August 26, 1997. (File Nos. 33-48907 and 811-7047).

     (x) Conformed copy of Amendment No. 1 to Schedule A of the Shareholder Services Agreement (6.);
    (xi) Conformed copy of Amendment No. 2 to Schedule A of the Shareholder Services Agreement (7.);
   (xii)  Conformed copy of Amendment No. 3 to
  Schedule  A  of  the  Shareholder   Services
  Agreement  (12.);  (xiii) Copy of  Amendment
  No.  1  to  Schedule  B of  the  Shareholder
  Services Agreement (11.);
   (xiv)   Conformed copy of Marshall Funds, Inc. Multiple Class Plan
          (Marshall Money Market Fund Class A
           Shares and Class B Shares) (11.);
  (xiv) Conformed copy of new Shareholder Services Agreement between the Registrant and Marshall & ..Ilsley Trust Company on behalf of Marshall
         Equity Income Fund, Marshall Government Income    Fund, Marshall
        Intermediate Bond Fund, Marshall Intermediate Tax-Free Fund, Marshall . International Stock Fund, Marshall Mid-Cap Stock Fund, Marshall Short-Term Income Fund, Marshall Small-Cap Stock Fund, Marshall Stock Fund, and Marshall Value Equity Fund (15.);
                                    (xv)  Form of Amendment #1 to Exhibit 1 of
        Shareholder Services
         Agreement (18.);
                           (i) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered (4.); (j) Conformed Copy of Consent of Independent Public Accountants;+ (k) Not applicable; (l) Conformed copy of Initial Capital
                                    Understanding (11.);
                           (m) (i) Conformed copy of Distribution Plan (4.); (ii) Conformed copy of Exhibit B of Distribution Plan (9.); (iii) Conformed copy of Exhibit A of Distribution Plan (11.);
                            (iv)   Form of Exhibit D of Distribution Plan (18.);

-------------------
+     All Exhibits have been filed electronically.

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed April 23, 1993. (File Nos. 33-48907 and 811-7047).

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed December 28, 1993. (File Nos.33- 48907 and 811-7047).

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed December 21, 1994. (File Nos.
     33-..........................................48907 and 811-7047.

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed April 3, 1995. (File Nos. 33-48907
     .........................................and 811-7047).

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed December 26, 1995. (File Nos. 33- 48907 and 811-7047).

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed July 9, 1996. (File Nos. 33- 48907 and 811-7047).

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed December 18, 1996. (File Nos. 33- 48907 and 811-7047).

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed October 21, 1998. (File Nos. 33-48907 and 811-7047).


               (v) Form of 12b-1  Agreement  through  and
              including  Exhibit  B (11.);  (vi)  Copy of
              Exhibit C to Rule  12b-1  Agreement  of the
              Registrant (13.);
             (vii)  Conformed  copy of  Exhibit  C to the
             Distribution  Plan of the Registrant  (15.);
             (viii)Form   of   Exhibit  D  to  the  12b-1
             Agreement of the Registrant (18.);
    (n)              Copy of Financial Data Schedules;+
    (o)              Form of Multiple Class Plan of the  Registrant (18.);
    (p)      (i)     Conformed copy of Power of Attorney (11.);
             (ii)  Conformed  copy of Power  of  Attorney
       dated  December  27, 1993 with respect to James F.
       Duca, II, President of the Corporation (6.).


Item 24.          Persons Controlled by or Under Common Control with Registrant:

                  None

Item 25.          Indemnification: (5.)

Item 26.          Business and Other Connections of Investment Adviser:

                         M&I INVESTMENT MANAGEMENT CORP.

                  (a) M&I Investment Management Corp. is a registered investment adviser and wholly-owned subsidiary of Marshall & Ilsley Corporation, a registered bank holding company headquartered in Milwaukee, Wisconsin. As of October 1, 1997 M&I Investment Management Corp.
                         had approximately $8.4 billion in assets under management and has managed investments for individuals and institutions since its inception in 1973. M&I Investment Management Corp. served as investment adviser to Newton Money Fund, Newton Income Fund and Newton Growth Fund.

                         For further information about M & I Investment Mangagement Corp., its officers and directors, response is incorporated by reference to M & I Investment Management Corp.'s Form ADV, File No. 801-9118, dated March 4, 1996 as amended.


11.Response  is  incorporated   by  reference  to  Registrant's   Post-Effective
     Amendment No. 14 on Form N-1A filed December 26, 1995. (File Nos. 33- 48907 and 811-7047).

15.Response  is  incorporated   by  reference  to  Registrant's   Post-Effective
     Amendment No. 19 on Form N-1A filed December 18, 1996. (File Nos. 33- 48907 and 811-7047).

17.Response  is  incorporated   by  reference  to  Registrant's   Post-Effective
     Amendment No. 21 on Form N-1A filed October 24, 1997. (File Nos. 33-48907 and 811-7047).

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed October 21, 1998. (File Nos. 33-48907 and 811-7047).

                       TEMPLETON INVESTMENT COUNSEL, INC.

(b) Templeton Investment Counsel, Inc. ("TICI"), 500 East Broward Blvd., Suite 2100, Ft. Lauderdale, FL 33394-3091, is a professional investment counseling firm which has been providing investment services since 1979. As of October 1, 1997 TICI had discretionary investment management of $24.1 billion of assets. For a list of the officers and directors of TICI and for further information about TICI, any other business, vocation or employment of a substantial nature in which a director or officer of TICI is, or at any time in the past two fiscal years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee, response is incorporated by reference to TICI's Form ADV, File No. 801-15125, dated February 1, 1996 as amended.

Item 27.          Principal Underwriters:

     (a)......Federated  Securities  Corp.  the  Distributor  for  shares of the
Registrant, acts as principal underwriter for
the following ....         open-end investment companies, including the
Registrant:

Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.




(b)

Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Underwriter                      With Registrant

Richard B. Fisher                              Director, Chairman, Chief
Federated Investors Tower                      Executive Officer, Chief
1001 Liberty Avenue                            Operating Officer, Asst.
Pittsburgh, PA 15222-3779                      Secretary and Asst.
                                               Treasurer, Federated
                                               Securities Corp.

Edward C. Gonzales                             Director, Executive Vice                  Chairman, Director
Federated Investors Tower                      President, Federated,                     and Treasurer
1001 Liberty Avenue                            Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue                              Director, Assistant Secretary,
Federated Investors Tower                      Assistant Treasurer,
1001 Liberty Avenue                            Federated Securities Corp.
Pittsburgh, PA 15222-3779                                                                        --

James F. Getz                                  President-Broker/Dealer,                          --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                                 President-Institutional Sales,            --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue.
Pittsburgh, PA 15222-3779

David M. Taylor                                Executive Vice President,                         --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                                  Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                                Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                                 Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                           Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                               Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





Christopher T. Fives                           Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                              Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                                Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                                    Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                            Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ronald Petnuch                                 Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion                             Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                               Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                           Vice President,                                      --
Federated Investors Tower                    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                             Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                       Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                                  Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                         Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                         Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                           Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                              Vice President,                                   --
Federated Investors Tower                      Federated Securites Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                            Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





Richard C. Gonzales                            Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth A. Hetzel                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                           Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joeseph Kennedy                             Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                           Vice President,                                      --
Federated Investors Tower                    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                                  Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

J. Michael Miller                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                           Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                             Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                                    Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                           Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                              Vice President,                                      --
Federated Investors Tower                    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                             Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                          Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                                Assistant Vice President                          --
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terri E. Bush                                  Assistant Vice President,                         --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                                 Assistant Vice President,                            --
Federated Investors Tower                    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                             Assistant Vice President,                            --
Federated Investors Tower                    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                              Assistant Vice President,                            --
Federated Investors Tower                    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert M. Rossi                              Assistant Vice President,                            --
Federated Investors Tower                    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley  Treasurer,                                                                 --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Leslie K. Ross Assistant Secretary,                                                       --
Federated Investors Tower                      Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


(c)               Not applicable.

Item 28.          Location of Accounts and Records:

     Marshall Funds, Inc..............         Federated Investors Tower
                                               1001 Liberty Avenue
                                               Pittsburgh, PA  15222-3779
   (Notices should be sent to the Agent for Service at the address above)
                                                            5800 Corporate Drive
                                                       Pittsburgh, PA 15237-7010

     Federated Shareholder Services              Federated Investors Tower
     Company                                      1001 Liberty Avenue
"Transfer Agent, Dividend                         Pittsburgh, PA  15222-3779
     Disbursing Agent, and Portfolio
     Accounting Services")

     Federated Administrative Services           Federated Investors Tower
     ("Administrator")                            1001 Liberty Avenue
                                                  Pittsburgh, PA  15222-3779

     M & I Investment Management Corp.           1000 North Water Street
     ---------------------------------
     ("Adviser")                                          Milwaukee, WI  53202

     Marshall & Ilsley Trust Company             1000 North Water Street
     -------------------------------
     ("Custodian")                                        Milwaukee, WI  53202

     Templeton Investment Counsel, Inc.          500 East Broward Blvd.
     ("Sub-Adviser")                                      Suite 2100
                                                 Ft. Lauderdale, FL 33394-3091

Item 29.          Management Services:  Not applicable.

Item 30.          Undertakings:

                  Registrant  hereby undertakes to comply with the provisions of
                  Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholders meetings by shareholders.

                                                              SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MARSHALL FUNDS, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 28th day of December, 1998.

                              MARSHALL FUNDS, INC.

                           BY: /s/ C. Todd Gibson
                           C. Todd Gibson, Assistant Secretary
                           Attorney in Fact for Edward C. Gonzales
                           December 28, 1998


      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                          TITLE                          DATE

By:   /s/C. Todd Gibson
      C. Todd Gibson             Attorney In Fact         December 28, 1998
      ASSISTANT SECRETARY        For the Persons
                                 Listed Below

      NAME                          TITLE

Edward C. Gonzales               Chairman, Director,
                                 and Treasurer (Chief
                                 Executive Officer, Principal
                                 Financial and Accounting
                                 Officer)

John DeVincentis                 Director

Ody J. Fish                      Director

Paul E. Hassett                  Director

* By Power of Attorney